                            Sentinel Family of Funds

                               Semi-Annual Report

                                  May 31, 1999


                   [GRAPHIC OF COVERED BRIDGE APPEARS HERE]

[GRAPHIC APPEARS HERE] Sentinel Group Funds, Inc. (SGF)

Sentinel Pennsylvania
Tax-Free Trust (PA)

National Life Drive,
Montpelier, Vermont 05604

(800) 282-FUND (3863)


-----------------------------------------------------------------
Table of Contents

  2  Message to Shareholders
  4  Understanding your Sentinel Funds Financial Statements
  5  Fund Performance
  6  Sentinel Common Stock Fund
 12  Sentinel Balanced Fund
 19  Sentinel Mid Cap Growth Fund
 23  Sentinel Small Company Fund
 28  Sentinel World Fund
 34  Sentinel High Yield Bond Fund
 41  Sentinel Bond Fund
 46  Sentinel Government Securities Fund
 50  Sentinel Short Maturity Government Fund
 55  Sentinel U.S. Treasury Money Market Fund
 60  Sentinel Tax-Free Income Fund
 65  Sentinel New York Tax-Free Income Fund
 69  Notes to Financial Statements (SGF)
 75  Sentinel Pennsylvania Tax-Free Trust
 79  Notes to Financial Statements (PA)
 81  Privileges, Plans and Services for Shareholders
 83  Directors/Trustees and Officers
 84  A Brief History





The financial statements included herein have been taken from the records of the Funds/Trust without audit by the independent accountants and accordingly they do not express an opinion thereon.





Cover:  Original illustration by Douglas Fryer

                            Message to Shareholders


[PHOTO OF PATRICK E. WELCH APPEARS HERE]

Patrick E. Welch
Chairman


[PHOTO OF JOSEPH M. ROB APPEARS HERE]

Joseph M. Rob
Director and President



Dear Shareholder:

During the past six months, the U.S. economy was exceedingly robust. Economic growth generally exceeded expectations, led by consumer spending for autos, housing and retail sales. Growing consumer income and high consumer confidence contributed to the high level of spending during the quarter. The unemployment rate declined to its lowest point in more than 25 years. As a result, the consensus forecasts for economic growth for this year have risen. Despite relatively low unemployment, productivity gains have helped to keep labor costs down and, until April, the inflation outlook continued to be very favorable.

As a result of higher energy prices during the last few months, inflation in April increased significantly. During April, inflation - represented by the Producer Price Index - increased .5%, the largest increase in many months, while the Consumer Price Index increased .7%. There is a debate in financial markets about whether this increase is a one-time event, reflecting higher energy prices, or whether the economy has picked up speed to the point where it will generate higher inflation. So far, core inflation - excluding food and energy prices, which can often be quite volatile - has not increased significantly.

Foreign economies, meanwhile, continued to be relatively weak in Europe, Japan, the remainder of Asia and South America. Emerging market economies, on the other hand, which were such a worry last fall, appeared to have bottomed out and have begun to improve.

One of the pleasant surprises this year was an increase in corporate profits by 7.5% during the first quarter. This represented a significant increase over last year, when overall corporate profitability actually declined. An even more encouraging sign this year was a "broadening" of corporate profitability, with a higher percentage of companies reporting higher profits. In fact, during the first quarter of 1999, two-thirds of reporting companies met analysts' estimates, accounting for much of the positive market environment, though the market remained focused on large-cap growth stocks.

One event that triggered some concern in recent weeks was the resignation of Treasury Secretary Robert Rubin. His departure, coming off a record of strong economic performance, added a degree of uncertainty about the future direction of government economic policy, though there's little likelihood of significant change.

There was also some concern in financial markets about the deepening war in Kosovo, with some fearing that escalation to the point of greater American involvement and increased defense spending could potentially lead to higher inflation.

Equities

The rise in interest rates and fears of inflation affected the stock market during the second quarter of 1999, resulting in a correction among high-priced growth stocks. Value-oriented stocks, including manufacturing, basic industries and other economically sensitive stocks began to outperform growth stocks. As an illustration, the Dow Jones Industrial Average was up 16% for the year, while the Standard & Poor's 500 Index - dominated by large-cap growth issues-increased

5.8%. Selected technology and Internet growth stocks experienced a serious correction, with many declining by more than 50% from their highs. Investors developed more interest in small- and mid-cap stocks during the second quarter of 1999, as the companies in those sectors appeared to offer more value and good earnings potential.

Higher interest rates are never good for stock prices, but they're particularly problematic for stocks selling at very high price/earnings multiples. Valuations in the stock market have been at or near record levels, especially for large-cap growth stocks, which have become quite highly priced. The correction in growth stock prices, particularly in big technology and Internet issues, has begun to weigh on the equity markets during the past few months.

Fixed Income

1999 has been a difficult period for the bond market. Interest rates moved up very sharply during the year, with short-term interest rates increasing anywhere from 20 to 50 basis points; the 5-year U.S. Treasury yield increasing 120 basis points; and the 10-year Treasury yield up 115 basis points. What's driven this increase are investors' fears that perhaps the combination of higher energy prices and very strong domestic economic growth could result in the potential for higher inflation in coming months. The combination of their concern about the possibility of higher inflation, and a large supply of new bonds issued during 1999 - particularly in the corporate bond market - put significant pressure on bond prices. At this point, the longer end of the bond market - those bonds with maturities of 10 years and longer - appears to have anticipated, or built in, at least one tightening by the Federal Reserve Board.

Outlook

We expect that the economy will slow somewhat in the coming months. We also expect that inflation will not turn out to be as bad as bond investors currently fear. Accordingly, we may see a modest rally in the bond market, and, although the economy will probably slow, it should grow at a moderate pace through the rest of the year. The Federal Reserve Board may increase rates in the near term, but we do not foresee significantly higher interest rates.

Corporate profits should continue to grow - at least modestly - and the stock market should continue to broaden out, while corrections continue in some areas of the market that are currently overvalued. Economically sensitive stocks should perform well, as should many small- and mid-cap stocks.

The trends that have developed during 1999 should benefit Sentinel's funds, whose focus is on value, consistency and superior individual security selection.

Sincerely,



/s/ Patrick E. Welch         /s/ Joseph M. Rob

Patrick E. Welch             Joseph M. Rob
Chairman                     Director & President

May 31, 1999

Understanding your Sentinel Funds Financial Statements


(1) Schedule of Investment in Securities

This schedule shows you which investments your fund owned on the last day of the reporting period. The schedule includes:

     . a list of each investment

     . the number of shares/par amount of each stock, bond or short-term note

     . the market value of each investment

     . the percentage of investments in each industry

     . the percent and dollar breakdown of each category

(2) Statement of Assets and Liabilities

This statement details what the fund owns (assets), what it owes (liabilities), and its net assets as of the last day of the period. If you subtract what the fund owes from what it owns, you get the fund's net assets. For each class of shares, the net assets divided by the total number of shares outstanding gives you the price of an individual share, or the net asset value per share.

NET ASSETS are also broken down by capital (money invested by shareholders); net investment income not yet paid to shareholders or net investment losses, if any; net gains earned on investments but not yet paid to shareholders or net losses on investments (known as realized gains or losses); and finally gains or losses on securities still owned by the fund (known as unrealized appreciation or depreciation). This breakdown tells you the value of net assets that are performance-related, such as investment gains or losses, and the value of net assets that are not related to performance, such as shareholder investments and redemptions.

(3) Statement of Operations

This statement breaks down how each fund's net assets changed during the period as a result of the fund's operations. It tells you how much money the fund made or lost after taking into account income, fees and expenses, and investment gains or losses. It does not include shareholder transactions and distributions. Fund OPERATIONS include:

     . income earned from investments

     . management fees and other expenses

     . gains or losses from selling investments (known as realized gains or losses)

     . gains or losses on current fund holdings (known as unrealized appreciation or depreciation)

(4) Statement of Changes in Net Assets

These statements show how each fund's net assets changed over the past two reporting periods. It details how much a fund grew or shrank as a result of:

     . operations - a summary of the Statement of Operations for the most recent period

     . distributions - income and gains distributed to shareholders

     . capital share transactions - shareholders' purchases, reinvestments, and redemptions

Net assets at the beginning of the period plus the sum of operations, distributions to shareholders and capital share transactions result in net assets at the end of the period.

(5) Financial Highlights

These statements itemize current period activity and statistics and provide comparison data for the last five fiscal years (or less if the fund or class is not five years old). On a per-share basis, it includes:

     . share price at the beginning of the period

     . investment income and capital gains or losses

     . income and capital gains distributions paid to shareholders

     . share price at the end of the period

It also includes some key statistics for the period:

     . total return - the overall percentage return of the fund, assuming reinvestment of all distributions

     . expense ratio - operating expenses as a percentage of average net assets

     . net income ratio - net investment income as a percentage of average net assets

     . portfolio turnover - the percentage of the portfolio that was replaced during the period.

--------------------------------------------------------------------------------
Fund Performance

Performance data for each Sentinel Fund is provided in this table. Financial data is contained in the following pages.


                                                              11/30/98 - 05/31/99
                                          ---------------------------------------------------------------
                                               5/31/99
                                              Net Asset                Capital
Sentinel                                      Value Per    Income       Gain       Total      Lipper
Fund                                            Share     Dividends Distributions Return*    Average**
Common Stock                 "A" Shares      $43.63        $0.19      $3.81          7.2%       11.1%
---------------------------------------------------------------------------------------------------------
                             "B" Shares       43.53         0.03       3.81          6.8           -
---------------------------------------------------------------------------------------------------------
                             "C" Shares       43.61            -       3.81          6.8           -
---------------------------------------------------------------------------------------------------------
Balanced                     "A" Shares       19.87         0.26       1.48          3.6         6.3
---------------------------------------------------------------------------------------------------------
                             "B" Shares       19.89         0.19       1.48          3.2          -
---------------------------------------------------------------------------------------------------------
                             "C" Shares       19.87         0.16       1.48          3.0          -
---------------------------------------------------------------------------------------------------------
                             "D" Shares ***   19.84         0.11         -           1.4
---------------------------------------------------------------------------------------------------------
Mid Cap Growth               "A" Shares       16.37           -        1.08         20.0        16.0
---------------------------------------------------------------------------------------------------------
                             "B" Shares       16.12           -        1.08         19.3           -
---------------------------------------------------------------------------------------------------------
Small Company                "A" Shares        5.41           -        0.61          6.8         9.2
---------------------------------------------------------------------------------------------------------
                             "B" Shares        5.21           -        0.61          6.2           -
---------------------------------------------------------------------------------------------------------
World                        "A" Shares       18.81         0.17          -          4.4         5.0
---------------------------------------------------------------------------------------------------------
                             "B" Shares       18.60         0.02          -          3.9           -
---------------------------------------------------------------------------------------------------------
                             "C" Shares       18.73            -          -          3.8           -
---------------------------------------------------------------------------------------------------------
High Yield Bond              "A" Shares        9.49         0.42          -          1.7         3.2
---------------------------------------------------------------------------------------------------------
                             "B" Shares        9.48         0.40          -          1.5           -
---------------------------------------------------------------------------------------------------------
                             "C" Shares        9.49         0.36          -          1.1           -
---------------------------------------------------------------------------------------------------------
Bond                         "A" Shares        6.12         0.19          -         -2.2        -1.5
---------------------------------------------------------------------------------------------------------
                             "B" Shares        6.13         0.16          -         -2.6           -
---------------------------------------------------------------------------------------------------------
Government Securities                          9.90         0.30          -         -2.5        -1.8
---------------------------------------------------------------------------------------------------------
Short Maturity Government                      9.72         0.28          -          1.3         1.3
---------------------------------------------------------------------------------------------------------
U.S. Treas. Money Market     "A" Shares        1.00         0.02          -          1.9         2.0
---------------------------------------------------------------------------------------------------------
                             "B" Shares        1.00         0.02          -          1.8           -
---------------------------------------------------------------------------------------------------------
Tax-Free Income                               13.31         0.32       0.17         0.2          0.1
---------------------------------------------------------------------------------------------------------
New York Tax-Free Income                      11.95         0.29          -         0.4          0.1
---------------------------------------------------------------------------------------------------------
Pennsylvania Tax-Free Trust                   12.88         0.31       0.29         0.0          0.3
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Standard & Poor's 500 +                           -           -           -        12.6            -
---------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index ++                    -           -           -        -0.8            -
---------------------------------------------------------------------------------------------------------
Lehman Municipal Bond Index +++                   -           -           -         0.8            -
---------------------------------------------------------------------------------------------------------

* Total return is computed assuming the reinvestment of dividends and capital gain distributions using net asset values. Past performance is no guarantee of future results.
** Average performance of category of funds with similar investment objectives as tracked by Lipper Analytical Services.
***  1/4/99 Inception.
+    An unmanaged index of stocks reflecting average prices in the stock market.
++   An unmanaged index of bonds reflecting average prices in the bond market.
+++ An unmanaged index of bonds reflecting average prices in the municipal bond market.

Sentinel Common Stock Fund
Investment in Securities
at May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                        Shares          Value
                                                                       (Note 1)
--------------------------------------------------------------------------------

Common Stocks 95.8%
Aerospace 3.8%
Goodrich (B.F.)                                        850,000       $34,425,000
Raytheon Co. Class A                                   500,000        33,218,750
                                                                   -------------
                                                                      67,643,750
                                                                   -------------
Automobiles & Auto Parts 2.2%
Ford Motor                                             688,300        39,276,119
                                                                   -------------
Banks 5.5%
Bank of America Corp.                                  367,770        23,790,122
Bank of New York                                       869,200        31,073,900
Chase Manhattan Corp.                                  325,000        23,562,500
First Union Corp.                                      425,000        19,576,563
                                                                   -------------
                                                                      98,003,085
                                                                   -------------
Beverages 1.5%
Pepsico Inc.                                           751,100        26,898,769
                                                                   -------------
Building Materials 2.4%
Sherwin - Williams                                     875,000        26,960,937
Weyerhaeuser Co.                                       275,000        17,067,187
                                                                   -------------
                                                                      44,028,124
                                                                   -------------
Chemicals 1.7%
Dupont (EI) de Nemours                                 350,000        22,903,125
Praxair Inc.                                           150,000         7,321,875
                                                                   -------------
                                                                      30,225,000
                                                                   -------------
Computer Products & Services 4.3%
Compaq Computer                                        746,700        17,687,456
International Business
  Machines                                             520,000        60,482,500
                                                                   -------------
                                                                      78,169,956
                                                                   -------------
Consumer & Business Services 5.0%
Automatic Data Processing                              620,000        25,536,250
Electronic Data Systems                                400,000        22,500,000
Omnicom Group                                          615,000        43,050,000
                                                                   -------------
                                                                      91,086,250
                                                                   -------------
Consumer Products 4.2%
Fortune Brands                                         875,000        35,765,625
Kimberly - Clark                                       675,000        39,614,062
                                                                   -------------
                                                                      75,379,687
                                                                   -------------
Containers & Packaging 0.8%
Bemis Co.                                              394,200        14,881,050
Drugs 4.5%                                                         -------------
American Home Products                                 815,000        46,964,375
Pfizer, Inc.                                           210,000        22,470,000
Schering Plough Corp.                                  250,000        11,265,625
                                                                   -------------
                                                                      80,700,000
                                                                   -------------
Electrical Equipment 3.0%
Emerson Electric                                       500,000        31,937,500
General Electric                                       215,000        21,862,812
                                                                   -------------
                                                                      53,800,312
                                                                   -------------
Energy 5.2%
Chevron                                                240,000        22,245,000
Exxon                                                  200,000        15,975,000
Mobil                                                  370,000        37,462,500
Royal Dutch Petroleum                                  325,000        18,382,812
                                                                   -------------
                                                                      94,065,312
                                                                   -------------
Financial Services 5.5%
American Express                                       305,000        36,962,187
Associated First Capital                               360,786        14,792,226
Citigroup                                              400,000        26,500,000
Fannie Mae                                             306,900        20,869,200
                                                                   -------------
                                                                      99,123,613
                                                                   -------------
Foods 4.4%
Bestfoods                                              400,000        20,000,000
Hershey Foods Corp.                                    348,900        18,927,825
McCormick & Co.                                        620,800        18,856,800
Sara Lee                                               900,000        21,600,000
                                                                   -------------
                                                                      79,384,625
                                                                   -------------
Healthcare Providers 0.7%
* HCR Manor Care                                       500,000        13,375,000
                                                                   -------------
Industrial-Diversified 2.0%
Parker-Hannifin                                        825,000        36,042,187
                                                                   -------------
Insurance 6.4%
Allstate Corp.                                         642,600        23,414,738
American General                                       495,000        35,763,750
American Int'l. Group                                  262,550        30,012,747
Jefferson-Pilot                                        400,000        27,075,000
                                                                   -------------
                                                                     116,266,235
                                                                   -------------
Lodging 2.3%
Marriott Int'l. - Class A                            1,100,000        41,868,750
                                                                   -------------
Medical - Equipment & Supplies 5.0%
Abbott Laboratories                                    690,000        31,179,375
Becton, Dickinson & Co.                                500,000        19,375,000
Johnson & Johnson                                      430,000        39,828,750
                                                                   -------------
                                                                      90,383,125
                                                                   -------------
Oil Field Equipment & Services 2.1%
Halliburton Co.                                        570,000        23,583,750
Schlumberger Ltd.                                      240,000        14,445,000
                                                                   -------------
                                                                      38,028,750
                                                                   -------------
Publishing 3.8%
Gannett                                                500,000        36,125,000
McGraw-Hill                                            600,000        31,125,000
Time Warner Inc.                                        25,000         1,701,563
                                                                   -------------
                                                                      68,951,563
                                                                   -------------
Railroads 1.7%
Union Pacific Corp.                                    530,000        30,243,125
                                                                   -------------
Retail 5.3%
* Costco Cos.                                          509,400        36,931,500
Dayton Hudson Corp.                                    239,600        15,094,800
Gap Inc.                                               325,000        20,332,813
May Department Stores                                  550,470        23,842,232
                                                                   -------------
                                                                      96,201,345
                                                                   -------------
Semiconductors 0.8%
Intel Corp.                                            250,000        13,515,625
                                                                   -------------
Telecommunications 0.6%
* Comcast Corp. - Class A                               75,000         2,704,687
* Comcast Corp. - Special Class A                      225,000         8,662,500
                                                                   -------------
                                                                      11,367,187
                                                                   -------------
Tobacco 0.8%
Philip Morris                                          390,000        15,039,375
                                                                   -------------
Utilities - Electric 3.4%
Duke Energy                                            310,000        18,696,875
Florida Progress                                       450,000        18,871,875
FPL Group Inc.                                         275,000        16,001,563
Pacificorp                                             400,000         7,275,000
                                                                   -------------
                                                                      60,845,313
                                                                   -------------
Utilities - Gas 2.3%
Enron Corp.                                            575,000        41,040,625
                                                                   -------------
Utilities - Telephone 4.6%
AT&T Corp.                                             675,000        37,462,500
GTE Corp.                                              625,000        39,414,063
MCI Worldcom Inc.                                       72,000         6,219,000
                                                                   -------------
                                                                      83,095,563
                                                                   -------------
Total Common Stocks
(Cost $921,101,186)                                                1,728,929,420
                                                                   -------------


--------------------------------------------------------------------------------
                                                Principal Amount         Value
                                                  (M = $1,000)         (Note 1)
--------------------------------------------------------------------------------

Corporate Short-Term Notes 4.0%
Assoc. Corp. of NA
4.77%, 06/01/99                                       9,000M           9,000,000
Assoc. Corp. of NA
4.79%, 06/04/99                                       7,000M           6,997,206
Avnet Inc.
4.9%, 07/27/99                                        5,500M           5,458,826
Chevron Oil Finance
4.76%, 06/17/99                                       6,000M           5,987,307
Commercial Credit
4.79%, 06/14/99                                      10,000M           9,982,703
Commerical Credit
4.85%, 06/17/99                                       3,500M           3,492,456
General Motors Acc.
4.76%, 06/25/99                                      12,000M          11,961,920
Household Finance
4.80%, 06/09/99                                      10,000M           9,989,333
Norwest Financial
4.80%, 06/04/99                                       2,500M           2,499,000
Norwest Financial
4.75%, 06/22/99                                       7,000M           6,980,604
                                                                   -------------
Total Corporate Short-Term Notes
(Cost $72,349,355)                                                    72,349,355
                                                                   -------------
Total Investments
(Cost $993,450,541)**                                              1,801,278,775

Excess of Other Assets
Over Liabilities 0.2%                                                  3,262,826
                                                                   -------------
Net Assets                                                        $1,804,541,601
                                                                   =============
--------------------------------------------------------------------------------

 * Non-income producing.
** Also cost for federal income tax purposes.
   At May 31, 1999, unrealized appreciation for federal income tax purposes aggregated $807,828,234 of which $830,904,566 related to appreciated securities and $23,076,332 related to depreciated securities.


See notes to Financial Statements.

Sentinel Common Stock Fund
Statement of Assets and Liabilities
at May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value                                              $1,801,278,775
Cash and cash equivalents                                                463,473
Receivable for securities sold                                         9,936,229
Receivable for fund shares sold                                        1,637,828
Receivable for dividends and interest                                  4,037,103
                                                                  --------------
   Total Assets                                                    1,817,353,408
                                                                  --------------

Liabilities
Payable for securities purchased                                       9,170,804
Payable for fund shares repurchased                                      780,892
Accrued expenses                                                         442,386
Management fee payable                                                   869,726
Distribution fee payable (Class A Shares)                              1,256,507
Distribution fee payable (Class B Shares)                                136,477
Distribution fee payable (Class C Shares)                                  6,639
Fund service fee payable                                                 148,376
                                                                  --------------
   Total Liabilities                                                  12,811,807
                                                                  --------------
Net Assets Applicable to Outstanding shares                       $1,804,541,601
                                                                  ==============

Net Asset Value and Offering Price per Share
   Class A Shares
$1,646,875,699 / 37,743,115 shares outstanding                    $        43.63
Sales Charge -- 5.00% of offering price                                     2.30
                                                                  --------------
Maximum Offering Price                                            $        45.93
                                                                  ==============

   Class B Shares
$150,360,938 / 3,454,573 shares outstanding                       $        43.53
                                                                  ==============

   Class C Shares
$7,304,964 / 167,510 shares outstanding                           $        43.61
                                                                  ==============

Net Assets Represent
Capital stock at par value                                        $      413,652
Paid-in capital                                                      910,735,932
Accumulated undistributed net investment income                        2,129,484
Accumulated undistributed net realized gain
   on investments                                                     83,434,299
Unrealized appreciation of investments                               807,828,234
                                                                  --------------
Net Assets                                                        $1,804,541,601
                                                                  ==============
Investments at Cost                                               $  993,450,541
                                                                  ==============




Sentinel Common Stock Fund
Statement of Operations
For the Six Months Ended May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Dividends                                                         $  14,449,845
Interest                                                              1,800,635
                                                                  -------------
   Total Income                                                      16,250,480
                                                                  --------------
Expenses:
Management advisory fee                                               4,922,029
Transfer agent and custodian                                            970,198
Distribution expense (Class A Shares)                                 2,460,000
Distribution expense (Class B Shares)                                   710,730
Distribution expense (Class C Shares)                                    32,745
Accounting services                                                     255,350
Auditing fees                                                            62,800
Legal fees                                                               27,650
Reports and notices to shareholders                                      50,625
Registration and filing fees                                             37,950
Directors' fees and expenses                                             82,586
Other                                                                    54,442
                                                                  --------------
    Total Expenses                                                    9,667,105
    Expense Offset                                                      (47,463)
                                                                  --------------
    Net Expenses                                                      9,619,642
                                                                  --------------
Net Investment Income                                                 6,630,838
                                                                  --------------
Realized and Unrealized Gain on Investments
Net realized gain on sales of investments                            83,434,755
Net change in unrealized appreciation                                34,562,693
                                                                  --------------
Net Realized and Unrealized Gain on Investments                     117,997,448
                                                                  --------------
Net Increase in Net Assets from Operations                        $ 124,628,286
                                                                  =============





See Notes to Financial Statements.

Sentinel Common Stock Fund
Statement of Changes in Net Assets

-------------------------------------------------------------------------------
                                                  Six Months               Year
                                                       Ended              Ended
                                                     5/31/99           11/30/98
                                                  (Unaudited)
                                             ---------------    ---------------

Increase in Net Assets from Operations
Net investment income                        $     6,630,838    $    15,663,251
Net realized gain on sales of investments         83,434,755        149,403,464
Net change in unrealized appreciation             34,562,693         55,634,791
                                             ---------------    ---------------
Net increase in net assets from operations       124,628,286        220,701,506
                                             ---------------    ---------------

Distributions to Shareholders
From net investment income
  Class A Shares                                  (7,003,865)       (16,362,871)
  Class B Shares                                     (80,293)          (275,957)
  Class C Shares                                        (342)            (1,857)
From net realized gain on investments
  Class A Shares                                (137,654,972)      (160,459,928)
  Class B Shares                                 (11,316,488)        (8,547,448)
  Class C Shares                                    (434,275)                --
                                             ---------------    ---------------
Total distributions to shareholders             (156,490,235)      (185,648,061)
                                             ---------------    ---------------

From Capital Share Transactions
Net proceeds from sales of shares
  Class A Shares                                  57,817,983         99,401,414
  Class B Shares                                  21,146,487         53,313,684
  Class C Shares                                  11,846,035          5,462,096
Net asset value of shares in reinvestment
    of dividends and distributions
  Class A Shares                                 120,675,701        146,514,487
  Class B Shares                                  11,180,431          8,661,766
  Class C Shares                                     431,931              1,668
                                             ---------------    ---------------
                                                 223,098,568        313,355,115
Less: Payments for shares reacquired
  Class A Shares                                (112,760,182)      (176,666,662)
  Class B Shares                                  (9,666,447)       (12,751,018)
  Class C Shares                                 (10,223,213)          (334,825)
                                             ---------------    ---------------
Increase in net assets from
  capital share transactions                      90,448,726        123,602,610
                                             ---------------    ---------------
Total Increase in Net Assets for period           58,586,777        158,656,055
Net Assets: Beginning of period                1,745,954,824      1,587,298,769
                                             ---------------    ---------------
Net Assets: End of period                    $ 1,804,541,601    $ 1,745,954,824
                                             ===============    ===============
Undistributed Net Investment Income
   at End of Period                          $     2,129,484    $     2,583,147
                                             ===============    ===============




See Notes to Financial Statements.

Sentinel Common Stock Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.


---------------------------------------------------------------------------------------------------------------------------------
                                             Six Months
                                            Ended 5/31/99    Year Ended    Year Ended   Year Ended    Year Ended      Year Ended
Class A Shares                               (Unaudited)      11/30/98      11/30/97     11/30/96      11/30/95        11/30/94
                                            -------------   ------------  ------------  ------------  ------------   -----------
Net asset value at beginning of period      $     44.56     $     44.09   $     40.60   $     35.21   $     28.25    $    29.63
                                            -------------   ------------  ------------  ------------  ------------   -----------
Income (loss) from Investment Operations
Net investment income                              0.18            0.42          0.57          0.59          0.72          0.83
Net realized and unrealized gain
  loss) on investments                             2.89            5.19          7.03          8.18          8.09         (1.35)
                                            -------------   ------------  ------------  ------------  ------------   -----------
Total from investment operations                   3.07            5.61          7.60          8.77          8.81         (0.52)
                                            -------------   ------------  ------------  ------------  ------------   -----------
Less Distributions
Dividends from net investment income               0.19            0.45          0.57          0.61          0.74          0.80
Distributions from realized gains
  on investments                                   3.81            4.69          3.54          2.77          1.11          0.06
                                            -------------   ------------  ------------  ------------  ------------   -----------
Total Distributions                                4.00            5.14          4.11          3.38          1.85          0.86
                                            -------------   ------------  ------------  ------------  ------------   -----------
Net asset value at end of period            $     43.63     $     44.56   $     44.09   $     40.60   $     35.21    $    28.25
                                            =============   ============  ============  ============  ============   ===========
Total Return (%) *                                  7.2++          14.3          20.9          27.2          32.8          (1.8)

Ratios/Supplemental Data
Ratio of net expenses to average
  net assets (%)                                   1.01+           1.01          1.04          1.06          1.09          1.02
Ratio of expenses to average net
   assets before expense reductions (%)**          1.01+           1.02          1.05          1.07          1.10          1.02
Ratio of net investment income to average
  net assets (%)                                   0.81+           0.98          1.41          1.64          2.29          2.82
Portfolio turnover rate (%)                           8              28            24            22            22            15
Net assets at end of period (000 omitted)   $ 1,646,876     $ 1,610,630   $ 1,509,999   $ 1,306,592   $ 1,057,944    $  839,335


See Notes to Financial Statements.

Sentinel Common Stock Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

--------------------------------------------------------------------------------------------------------------------------
                                                       Six Months                                   Eight Months
                                                    Ended 5/31/99      Year Ended   Year Ended             Ended
Class B Shares                                         (Unaudited)       11/30/98     11/30/97       11/30/96 (A)
                                                 -----------------  -------------  ------------     -------------
Net asset value at beginning of period               $     44.47    $      44.03   $     40.57         $   35.43
                                                 -----------------  -------------  ------------     -------------

Income from Investment Operations
Net investment income                                         --            0.07          0.27              0.22
Net realized and unrealized gain
  on investments                                            2.90            5.19          6.99              5.05
                                                 -----------------  -------------  ------------     -------------
Total from investment operations                            2.90            5.26          7.26              5.27
                                                 -----------------  -------------  ------------     -------------

Less Distributions
Dividends from net investment income                        0.03            0.13          0.26              0.13
Distributions from realized gains
  on investments                                            3.81            4.69          3.54                --
                                                 -----------------  -------------  ------------     -------------
Total Distributions                                         3.84            4.82          3.80              0.13
                                                 -----------------  -------------  ------------     -------------
Net asset value at end of period                     $     43.53    $      44.47   $     44.03         $   40.57
                                                 =================  =============  ============     =============
Total Return (%) *                                           6.8 ++         13.4          19.9              14.9 ++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)             1.85 +          1.81          1.79              1.91 +
Ratio of expenses to average net assets before
   expense reductions (%)**                                 1.85 +          1.81          1.80              1.92 +
Ratio of net investment income (loss)
   to average net assets (%)                               (0.03)+          0.19          0.66              0.80 +
Portfolio turnover rate (%)                                    8              28            24                22
Net assets at end of period (000 omitted)            $   150,361    $    129,966   $    77,299         $  27,257




See Notes to Financial Statements.
10

Sentinel Common Stock Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

--------------------------------------------------------------------------------
                                              Six Months
                                           Ended 5/31/99    Period 5/4/98
Class C Shares                                (Unaudited)     11/30/98 (B)
                                           --------------   --------------
Net asset value at beginning of period            $44.55           $45.23
                                           --------------   --------------

Income from Investment Operations
Net investment income (loss)                       (0.03)            0.06
Net realized and unrealized gain (loss)
   on investments                                   2.90            (0.71)
                                           --------------   --------------
Total from investment operations                    2.87            (0.65)
                                           --------------   --------------

Less Distributions
Dividends from net investment income                  --             0.03
Distributions from realized gains
   on investments                                   3.81               --
                                           --------------   --------------
Total Distributions                                 3.81             0.03
                                           --------------   --------------
Net asset value at end of period                  $43.61           $44.55
                                           ==============   ==============
Total Return (%) *                                   6.8  ++         (1.4)++

Ratios/Supplemental Data
Ratio of net expenses to average
   net assets (%)                                   1.96  +          1.92 +
Ratio of expenses to average net
   assets before expense
   reductions (%)**                                 1.97  +          1.92 +
Ratio of net investment income (loss)
   to average net assets (%)                       (0.15) +          0.08 +
Portfolio turnover rate (%)                            8               28
Net assets at end of period (000 omitted)         $7,305           $5,358





(A)  Commenced operations April 1, 1996.
(B)  Commenced operations May 4, 1998.
  +  Annualized
 ++  Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earning credits as described in Notes (2) and (1) H.


See Notes to Financial Statements.

Sentinel Balanced Fund
Investment in Securities
at May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                          Principal Amount             Value
                                             (M=$1,000)               (Note 1)
--------------------------------------------------------------------------------
U.S. Government Obligations 26.5%
U.S. Treasury Obligations 8.1%
10-Year:
 Note 4.75%, '08                              17,500M                $16,285,150
                                                                    ------------
30-Year:
 Note 5.25%, '29                              16,000M                 14,695,360
                                                                    ------------
Total U.S. Treasury Obligations                                       30,980,510
                                                                    ------------
U.S. Government Agency Obligations 18.4%
Federal Home Loan Mortgage Corporation 3.3%
15-Year:
 9%, '05                                       1,228M                  1,274,022
 9.5%, '06                                     1,085M                  1,149,266
 7%, '10                                         689M                    702,661
 7.5%, '10                                       943M                    972,000
 7.5%, '10                                       850M                    876,627
 8%, '10                                       6,289M                  6,518,411
                                                                    ------------
                                                                      11,492,987
                                                                    ------------
30-Year:
 8%, '08                                       1,131M                  1,197,207
                                                                    ------------
Total Federal Home
 Loan Mortgage Corporation                                            12,690,194
                                                                    ------------
Federal National Mortgage Association 13.5%
Agency Discount Note:
 4.74%, 08/11/99                              19,000M                 18,822,382
                                                                    ------------
10-Year:
 9%, '06                                       1,426M                  1,490,149
                                                                    ------------
15-Year:
 7.5%, '07                                       815M                    839,473
 8%, '09                                       1,444M                  1,497,265
 7.5%, '12                                     3,080M                  3,171,950
 10.5%, '12                                      298M                    316,750
                                                                    ------------
                                                                       5,825,438
                                                                    ------------
30-Year:
 10.25%, '17                                   1,056M                  1,151,109
 8.5%, '24                                     1,364M                  1,432,921
 8.5%, '26                                     4,526M                  4,755,279
 8.5%, '26                                     2,398M                  2,519,700
 8%, '27                                       2,000M                  2,076,860
 6%, '28                                       1,181M                  1,123,534
 7.5%, '28                                     2,328M                  2,379,274
 7.5%, '28                                     1,905M                  1,945,663
 8%, '28                                         943M                    979,065
 8.5%, '28                                     1,919M                  2,016,322
 6%, '29                                         500M                    475,780
 7%, '29                                       4,957M                  4,964,268
                                                                    ------------
                                                                      25,819,775
                                                                    ------------
Total Federal National
 Mortgage Association                                                 51,957,744
                                                                    ------------
Government National Mortgage Association 1.6%
15-Year:
 7%, '09                                       2,111M                  2,162,924
 7%, '13                                       2,203M                  2,250,233
                                                                    ------------
                                                                       4,413,157
                                                                    ------------
30-Year:
 9%, '09                                          27M                     28,495
 6.5%, '26                                     1,548M                  1,520,418
                                                                    ------------
                                                                       1,548,913
                                                                    ------------
Total Government
 National Mortgage Assocation                                          5,962,070
                                                                    ------------
Total U.S. Government
 Agency Obligations                                                   70,610,008
                                                                    ------------
Total U.S. Government Obligations
 (Cost $103,951,158)                                                 101,590,518
                                                                    ------------

Bonds 15.8%
Automobile & Auto Parts 0.6%
General Motors 7.1%, '06                       1,000M                  1,015,000
TRW Inc. 7.125%, '09                           1,500M                  1,481,250
                                                                    ------------
                                                                       2,496,250
                                                                    ------------
Building Materials/Construction 0.8%
Owens Corning 7.5%, '05                        3,000M                  3,000,000
                                                                    ------------
Chemicals 1.0%
IMC Global Inc. 7.4%, '02                      2,000M                  2,027,500
Lubrizol Corp. 5.875%, '08                     1,750M                  1,625,312
                                                                    ------------
                                                                       3,652,812
                                                                    ------------
Financial Institutions 2.2%
First Union Corp.
 6.824%, '26                                   2,325M                  2,394,750
Household Finance Corp.
 5.875%, '04                                   1,000M                    972,500
Lehman Brothers Holdings
 8.5%, '15                                     2,800M                  2,982,000
Salomon Brothers
 6.25%, '05                                    2,000M                  1,935,000
                                                                    ------------
                                                                       8,284,250
                                                                    ------------
Foods 0.5%
Archer-Daniels-Midland
 6.625%, '29                                   2,000M                  1,892,500
                                                                    ------------
Foreign Financial Institutions 1.1%
Banque National de Paris
 7.738%, '49                                   2,500M                  2,428,125
Societe Generale 7.64%, '49                    1,750M                  1,684,375
                                                                    ------------
                                                                       4,112,500
                                                                    ------------
Foreign Industrial 0.9%
Akzo Nobel Inc. 6%, '03                        1,000M                    975,000
Laidlaw Inc. 7.65%, '06                        2,625M                  2,582,344
                                                                    ------------
                                                                       3,557,344
                                                                    ------------
Foreign Utilities-Electric 1.4%
Israel Electric Corp.
 7.75%, '09                                    2,400M                  2,436,000
Korea Electric Power
 7.75%, '13                                    1,000M                    923,750
Korea Electric Power
 6.75%, '27                                    1,000M                    942,500
Korea Electric Power
 7%, '27                                       1,000M                    940,000
                                                                    ------------
                                                                       5,242,250
                                                                    ------------
Lodging 0.4%
Marriott Int'l. Inc.
 6.625%, '03                                   1,750M                  1,715,000
                                                                    ------------
Oil Field Equipment & Services 0.4%
Nabors Industries Inc.
 6.8%, '04                                     1,500M                  1,488,750
                                                                    ------------
Oil & Gas 0.4%
Union Pacific Resources
 7.3%, '09                                     1,500M                  1,466,250
                                                                    ------------
Technology 0.7%
Lucent Technologies
 6.45%, '29                                    3,000M                  2,820,000
                                                                    ------------
Telecommunications 3.0%
AT & T Corp. 6.5%, '29                         4,000M                  3,725,000
Comsat 8.05%, '06                              2,000M                  2,177,540
MCI Worldcom Inc.
 6.4%, '05                                     2,000M                  1,962,500
Sprint Capital Corp.
 6.875%, '28                                   2,000M                  1,882,500
US West Capital Funding
 6.25%, '05                                    2,000M                  1,935,000
                                                                    ------------
                                                                      11,682,540
                                                                    ------------
Tobacco 0.4%
Dimon Inc. 8.875%, '06                         1,800M                  1,660,500
                                                                    ------------
Transportation 0.4%
ERAC USA Finance
 6.625%, '06                                   1,500M                  1,456,875
                                                                    ------------
Utilities-Electric 1.6%
Cleveland Electric
 7.67%, '04                                    2,000M                  2,057,500
CMS Energy Corp.
 6.75%, '04                                    1,000M                    960,000
Waterford 3 Funding
 8.09%, '17                                    3,213M                  3,256,998
                                                                    ------------
                                                                       6,274,498
                                                                    ------------
Total Bonds
 (Cost $61,858,328)                                                   60,802,319
                                                                    ------------



                                                                     (continued)
12

Sentinel Balanced Fund
Investment in Securities (cont'd.)
at May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                              Shares                  Value
                                                                     (Note 1)
--------------------------------------------------------------------------------
  Common Stocks 62.1%
  Aerospace 2.4%
  Goodrich (B. F.)                           117,500              $  4,758,750
  Raytheon Co. Class A                        66,000                 4,384,875
                                                                  -------------
                                                                     9,143,625
                                                                  -------------
  Automobiles & Auto Parts 1.3%
  Ford Motor                                  90,000                 5,135,625
                                                                  -------------
  Banks 3.4%
  Bank of America Corp.                       50,922                 3,294,017
  Bank of New York                           122,000                 4,361,500
  Chase Manhattan Corp.                       40,000                 2,900,000
  First Union Corp.                           58,500                 2,694,656
                                                                  -------------
                                                                    13,250,173
                                                                  -------------
  Beverages 0.9%
  Pepsico Inc.                                94,100                 3,369,956
                                                                  -------------
  Building Materials 1.6%
  Sherwin-Williams                           120,000                 3,697,500
  Weyerhaeuser Co.                            40,000                 2,482,500
                                                                  -------------
                                                                     6,180,000
                                                                  -------------
  Chemicals 1.2%
  Dupont (EI) de Nemours                      55,000                 3,599,063
  Praxair Inc.                                25,000                 1,220,313
                                                                  -------------
                                                                     4,819,376
                                                                  -------------
  Computer Products & Services 2.7%
  Compaq Computer                             98,400                 2,330,850
  International Business
   Machines                                   69,400                 8,072,087
                                                                  -------------
                                                                    10,402,937
                                                                  -------------
  Consumer & Business Services 3.0%
  Automatic Data Processing                   84,000                 3,459,750
  Electronic Data Systems                     45,000                 2,531,250
  Omnicom Group                               80,000                 5,600,000
                                                                  -------------
                                                                    11,591,000
                                                                  -------------
  Consumer Products 2.6%
  Fortune Brands                             115,000                 4,700,625
  Kimberly-Clark                              90,000                 5,281,875
                                                                  -------------
                                                                     9,982,500
                                                                  -------------
  Containers & Packaging 0.6%
  Bemis Co.                                   61,900                 2,336,725
                                                                  -------------
  Drugs 2.9%
  American Home Products                     105,000                 6,050,625
  Pfizer, Inc.                                25,000                 2,675,000
  Schering Plough Corp.                       50,000                 2,253,125
                                                                  -------------
                                                                    10,978,750
                                                                  -------------
  Electrical Equipment 2.0%
  Emerson Electric                            75,000                 4,790,625
  General Electric                            28,000                 2,847,250
                                                                  -------------
                                                                     7,637,875
                                                                  -------------
  Energy 3.3%
  Chevron                                     32,500                 3,012,344
  Exxon                                       26,000                 2,076,750
  Mobil                                       53,100                 5,376,375
  Royal Dutch Petroleum                       40,000                 2,262,500
                                                                  -------------
                                                                    12,727,969
                                                                  -------------
  Financial Services 3.5%
  American Express                            37,500                 4,544,531
  Associated First Capital                    47,174                 1,934,134
  Citigroup                                   60,000                 3,975,000
  Fannie Mae                                  46,100                 3,134,800
                                                                  -------------
                                                                    13,588,465
                                                                  -------------
  Foods 2.9%
  Bestfoods                                   60,000                 3,000,000
  Hershey Foods Corp.                         44,800                 2,430,400
  McCormick & Co.                             97,900                 2,973,713
  Sara Lee                                   110,000                 2,640,000
                                                                  -------------
                                                                    11,044,113
                                                                  -------------
  Healthcare Providers 0.5%
* HCR Manor Care                              75,000                 2,006,250
                                                                  -------------
  Industrial-Diversified 1.2%
  Parker-Hannifin                            105,000                 4,587,188
                                                                  -------------
  Insurance 4.1%
  Allstate Corp.                              95,000                 3,461,562
  American General                            63,000                 4,551,750
  American Int'l. Group                       33,750                 3,858,047
  Jefferson-Pilot                             57,750                 3,908,953
                                                                  -------------
                                                                    15,780,312
                                                                  -------------
  Lodging 1.6%
  Marriott International -
   Class A                                   157,500                 5,994,844
                                                                  -------------
  Medical-Equipment & Supplies 3.2%
  Abbott Laboratories                        100,000                 4,518,750
  Becton, Dickinson & Co.                     67,600                 2,619,500
  Johnson & Johnson                           56,000                 5,187,000
                                                                  -------------
                                                                    12,325,250
                                                                  -------------
  Oil Field Equipment & Services 1.5%
  Halliburton Co.                             91,000                 3,765,125
  Schlumberger Ltd.                           31,500                 1,895,906
                                                                  -------------
                                                                     5,661,031
                                                                  -------------
  Publishing 3.3%
  Gannett                                     76,000                 5,491,000
  McGraw-Hill                                127,000                 6,588,125
  Time Warner Inc.                             6,000                   408,375
                                                                  -------------
                                                                    12,487,500
                                                                  -------------
  Railroads 1.2%
  Union Pacific Corp.                         80,000                 4,565,000
  Retail 3.2%
* Costco Cos.                                 73,900                 5,357,750
  Dayton Hudson Corp.                         29,600                 1,864,800
  Gap Inc.                                    25,000                 1,564,062
  May Department Stores                       82,500                 3,573,281
                                                                  -------------
                                                                    12,359,893
                                                                  -------------
  Semiconductors 0.5%
  Intel Corp.                                 33,000                 1,784,062
                                                                  -------------
  Telecommunications 0.7%
* Comcast Corp. - Class A                     18,000                   649,125
* Comcast Corp. -
   Special Class A                            54,000                 2,079,000
                                                                  -------------
                                                                     2,728,125
                                                                  -------------
  Tobacco 0.5%
  Philip Morris                               54,000                 2,082,375
                                                                  -------------
  Utilities-Electric 1.8%
  Duke Energy                                 41,000                 2,472,813
  Florida Progress                            55,000                 2,306,563
  FPL Group                                   36,000                 2,094,750
                                                                  -------------
                                                                     6,874,126
                                                                  -------------
  Utilities-Gas 1.6%
  Enron Corp.                                 86,000                 6,138,250
                                                                  -------------
  Utilities-Telephone 2.9%
  AT & T Corp.                                90,000                 4,995,000
  GTE Corp.                                   86,000                 5,423,375
  MCI Worldcom                                 9,500                   820,562
                                                                  -------------
                                                                    11,238,937
                                                                  -------------
  Total Common Stocks
   (Cost $134,550,007)                                             238,802,232
                                                                  -------------

--------------------------------------------------------------------------------
                                         Principal Amount             Value
                                            (M=$1,000)               (Note 1)
--------------------------------------------------------------------------------

  Corporate Short-Term Notes 3.7%
  Assoc. Corp. of NA
   4.85%, 08/17/99                            2,400M                 2,375,103
  Commercial Credit
   4.85%, 06/07/99                            3,000M                 2,997,576
  John Deere Capital
   4.8%, 06/02/99                             9,000M                 8,998,800
                                                                  -------------
  Total Corporate Short-Term Notes
   (Cost $14,371,479)                                               14,371,479
                                                                  -------------
  Total Investments
   (Cost $314,730,972)**                                           415,566,548

  Excess of Liabilities
   Over Other Assets (8.1%)                                        (31,154,783)
                                                                  -------------
  Net Assets                                                      $384,411,765
                                                                  =============
--------------------------------------------------------------------------------
 *   Non-income producing.
** Cost for federal income tax purposes is substantially similar. At May 31, 1999 net unrealized appreciation for federal income tax purposes aggregated $100,835,576 of which $108,357,145 related to appreciated securities and $7,521,569 related to depreciated securities.

                                              See Notes to Financial Statements.

Sentinel Balanced Fund
Statement of Assets and Liabilities
at May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value                                              $415,566,548
 Cash and cash equivalents                                             752,644
Receivable for securities sold                                      13,902,264
Receivable for fund shares sold                                        266,359
Receivable for dividends and interest                                2,239,599
                                                                 --------------
   Total Assets                                                    432,727,414
                                                                 --------------

Liabilities
Payable for securities purchased                                    47,656,410
Payable for fund shares repurchased                                     78,001
Accrued expenses                                                       106,696
Management fee payable                                                 203,346
Distribution fee payable (Class A Shares)                              167,654
Distribution fee payable (Class B Shares)                               47,974
Distribution fee payable (Class C Shares)                                2,546
Distribution fee payable (Class D Shares)                                  426
Fund service fee payable                                                52,596
                                                                 --------------
   Total Liabilities                                                48,315,649
                                                                 --------------
Net Assets Applicable to Outstanding Shares                       $384,411,765
                                                                 ==============

Net Asset Value and Offering Price per Share
   Class A Shares
$326,616,144 / 16,440,323 shares outstanding                      $      19.87
Sales Charge-- 5.00% of offering price                                    1.05
                                                                 --------------
Maximum Offering Price                                            $      20.92
                                                                 ==============

   Class B Shares
$54,074,688 / 2,718,972 shares outstanding                        $      19.89
                                                                 ==============

   Class C Shares
$3,113,943 / 156,680 shares outstanding                           $      19.87
                                                                 ==============

   Class D Shares
$606,990 / 30,597 shares outstanding                              $      19.84
                                                                 ==============

Net Assets Represent
Capital stock at par value                                        $    193,466
Paid-in capital                                                    274,341,284
Accumulated undistributed net investment income                      1,314,586
Accumulated undistributed net realized gain
   on investments                                                    7,726,853
Unrealized appreciation of investments                             100,835,576
                                                                 --------------
Net Assets                                                        $384,411,765
                                                                 ==============
Investments at Cost                                               $314,730,972
                                                                 ==============

Sentinel Balanced Fund
Statement of Operations
For the Six Months Ended May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Dividends                                                         $  1,944,421
Interest                                                             5,117,324
                                                                 --------------
   Total Income                                                      7,061,745
                                                                 --------------
Expenses:
Management advisory fee                                              1,178,536
Transfer agent and custodian                                           285,399
Distribution expense (Class A Shares)                                  497,800
Distribution expense (Class B Shares)                                  256,325
Distribution expense (Class C Shares)                                   12,733
Distribution expense (Class D Shares)                                    1,259
Accounting services                                                     55,040
Auditing fees                                                           16,785
Legal fees                                                               8,058
Reports and notices to shareholders                                     17,580
Registration and filing fees                                            38,562
Directors' fees and expenses                                            17,784
Other                                                                   18,234
                                                                 --------------
    Total Expenses                                                   2,404,095
    Expense Offset                                                     (22,979)
                                                                 --------------
    Net Expenses                                                     2,381,116
                                                                 --------------
Net Investment Income                                                4,680,629
                                                                 --------------

Realized and Unrealized Gain on Investments
Net realized gain on sales of investments                            7,868,939
Net change in unrealized appreciation                                1,050,875
                                                                 --------------
Net Realized and Unrealized Gain on Investments                      8,919,814
                                                                 --------------
Net Increase in Net Assets from Operations                        $ 13,600,443
                                                                 ==============


See Notes to Financial Statements.

Sentinel Balanced Fund
Statement of Changes in Net Assets


---------------------------------------------------------------------------------------------

                                                              Six Months                Year
                                                                   Ended               Ended
                                                                 5/31/99            11/30/98
                                                              (Unaudited)
                                                           --------------      --------------
Increase in Net Assets from Operations
Net investment income                                      $   4,680,629       $   9,400,265
Net realized gain on sales of investments                      7,868,939          26,819,535
Net change in unrealized appreciation                          1,050,875           4,726,009
                                                           --------------      --------------
Net increase in net assets from operations                    13,600,443          40,945,809
                                                           --------------      --------------

Distributions to Shareholders
From net investment income
  Class A Shares                                              (4,173,483)         (8,757,240)
  Class B Shares                                                (465,921)           (681,123)
  Class C Shares                                                 (18,245)             (6,238)
  Class D Shares                                                  (2,773)                  -
From net realized gain on investments
  Class A Shares                                             (23,432,737)        (18,036,497)
  Class B Shares                                              (3,424,615)         (1,576,559)
  Class C Shares                                                (137,453)                  -
  Class D Shares                                                       -                   -
                                                           --------------      --------------
Total distributions to shareholders                          (31,655,227)        (29,057,657)
                                                           --------------      --------------

From Capital Share Transactions
Net proceeds from sales of shares
  Class A Shares                                              16,259,092          35,425,569
  Class B Shares                                               9,633,056          20,459,943
  Class C Shares                                               1,597,323           1,476,109
  Class D Shares                                                 640,859
Net asset value of shares in reinvestment
    of dividends and distributions
  Class A Shares                                              25,991,533          24,763,831
  Class B Shares                                               3,773,154           2,110,105
  Class C Shares                                                 154,036               6,238
  Class D Shares                                                   2,773
                                                           --------------      --------------
                                                              58,051,826          84,241,795
                                                           --------------      --------------
Less: Payments for shares reacquired
  Class A Shares                                             (30,027,647)        (55,473,366)
  Class B Shares                                              (3,986,562)         (3,659,707)
  Class C Shares                                                 (66,182)             (2,229)
  Class D Shares                                                 (40,012)                  -
                                                           --------------      --------------
Increase in net assets fromcapital share transactions         23,931,423          25,106,493
                                                           --------------      --------------
Total Increase in Net Assets for period                        5,876,639          36,994,645
Net Assets: Beginning of period                              378,535,126         341,540,481
                                                           --------------      --------------
Net Assets: End of period                                  $ 384,411,765       $ 378,535,126
                                                           ==============      ==============
Undistributed Net Investment Income
   at End of Period                                        $   1,314,586       $   1,300,366
                                                           ==============      ==============


See Notes to Financial Statements.

Sentinel Balanced Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.


------------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                        Ended 5/31/99    Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
Class A Shares                                             (Unaudited)     11/30/98    11/30/97    11/30/96    11/30/95    11/30/94
                                                        --------------   ----------- ----------- ----------- ----------- -----------
Net asset value at beginning of period                       $  20.88      $  20.29    $  18.55    $  16.84    $  14.08    $  15.27
                                                        --------------   ----------- ----------- ----------- ----------- -----------

Income (loss) from Investment Operations
Net investment income                                            0.26          0.54        0.56        0.54        0.58        0.58
Net realized and unrealized gain (loss) on investments           0.47          1.76        2.18        2.13        2.78       (1.12)
                                                        --------------   ----------- ----------- ----------- ----------- -----------
Total from investment operations                                 0.73          2.30        2.74        2.67        3.36       (0.54)
                                                        --------------   ----------- ----------- ----------- ----------- -----------

Less Distributions
Dividends from net investment income                             0.26          0.55        0.55        0.54        0.59        0.56
Distributions from realized gains on investments                 1.48          1.16        0.45        0.42        0.01        0.09
                                                        --------------   ----------- ----------- ----------- ----------- -----------
Total Distributions                                              1.74          1.71        1.00        0.96        0.60        0.65
                                                        --------------   ----------- ----------- ----------- ----------- -----------
Net asset value at end of period                             $  19.87      $  20.88    $  20.29    $  18.55    $  16.84    $  14.08
                                                        ==============   =========== =========== =========== =========== ===========
Total Return (%) *                                                3.6 ++       12.2        15.4        16.6        24.4        (3.6)

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                  1.13 +        1.12        1.16        1.20        1.27        1.21
Ratio of expenses to average net assets before
   expense reductions (%) **                                     1.14 +        1.13        1.17        1.22        1.29        1.21
Ratio of net investment income to average net assets (%)         2.52 +        2.69        2.93        3.13        3.77        3.97
Portfolio turnover rate (%)                                        58            81          63          83         110          66
Net assets at end of period (000 omitted)                    $326,616      $330,067    $314,948    $297,288    $267,103    $226,328


See Notes to Financial Statements.

Sentinel Balanced Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.


------------------------------------------------------------------------------------------------------------------------------
                                                               Six Months                                        Eight Months
                                                            Ended 5/31/99      Year Ended       Year Ended              Ended
Class B Shares                                                 (Unaudited)       11/30/98         11/30/97        11/30/96 (A)
                                                            --------------     -----------      -----------      -------------
Net asset value at beginning of period                            $ 20.91         $ 20.32          $ 18.58            $ 17.09
                                                            --------------     -----------      -----------      -------------

Income from Investment Operations
Net investment income                                                0.17            0.38             0.42               0.26
Net realized and unrealized gain on investments                      0.48            1.77             2.18               1.37
                                                            --------------     -----------      -----------      -------------
Total from investment operations                                     0.65            2.15             2.60               1.63
                                                            --------------     -----------      -----------      -------------

Less Distributions
Dividends from net investment income                                 0.19            0.40             0.41               0.14
Distributions from realized gains on investments                     1.48            1.16             0.45                  -
                                                            --------------     -----------      -----------      -------------
Total Distributions                                                  1.67            1.56             0.86               0.14
                                                            --------------     -----------      -----------      -------------
Net asset value at end of period                                  $ 19.89         $ 20.91          $ 20.32            $ 18.58
                                                            ==============     ===========      ===========      =============
Total Return (%) *                                                   3.2  ++         11.3             14.6                9.6 ++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                      1.88 +          1.89             1.88               2.12 +
Ratio of expenses to average net assets before
   expense reductions (%) **                                         1.89 +          1.90             1.89               2.13 +
Ratio of net investment income to average net assets (%)             1.77 +          1.91             2.21               2.21 +
Portfolio turnover rate (%)                                            58              81               63                 83
Net assets at end of period (000 omitted)                         $54,075         $46,946          $26,593            $10,948


See Notes to Financial Statements.

Sentinel Balanced Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.


------------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months                                            Period 1/4/99
                                                           Ended 5/31/99        Period 5/4/98                       to 5/31/99 (C)
Class C Shares                                                (Unaudited)      to 11/30/98 (B)     Class D Shares      (Unaudited)
                                                           --------------      ---------------                      --------------
Net asset value at beginning of period                            $20.90               $20.87                              $19.68
                                                           --------------      ---------------                      --------------

Income from Investment Operations
Net investment income                                               0.17                 0.20                                0.16
Net realized and unrealized gain (loss) on investments              0.44                (0.01)                               0.11
                                                           --------------      ---------------                      --------------
Total from investment operations                                    0.61                 0.19                                0.27
                                                           --------------      ---------------                      --------------

Less Distributions
Dividends from net investment income                                0.16                 0.16                                0.11
Distributions from realized gains on investments                    1.48                    -                                   -
                                                           --------------      ---------------                      --------------
Total Distributions                                                 1.64                 0.16                                0.11
                                                           --------------      ---------------                      --------------
Net asset value at end of period                                  $19.87               $20.90                              $19.84
                                                           ==============      ===============                      ==============
Total Return (%) *                                                   3.0 ++               0.9 ++                              1.4 ++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                     2.22 +               2.17 +                              1.67 +
Ratio of expenses to average net assets before
   expense reductions (%) **                                        2.23 +               2.18 +                              1.68 +
Ratio of net investment income to average net assets (%)            1.43 +               1.63 +                              1.98 +
Portfolio turnover rate (%)                                           58                   81                                  58
Net assets at end of period (000 omitted)                         $3,114               $1,523                              $  607



(A)  Commenced operations April 1, 1996.
(B)  Commenced operations May 4, 1998.
(C)  Commenced operations January 4, 1999
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
** Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earning credits as described in Notes (2) and (1) H.

See Notes to Financial Statements.

Sentinel Mid Cap Growth Fund
Investment in Securities
at May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                   Shares             Value
                                                                    (Note 1)
--------------------------------------------------------------------------------

  Common Stocks 98.2%
  Advertising 1.0%
  True North Communications                        55,000        $  1,285,625
                                                                 ------------
  Aerospace 5.0%
  Goodrich (B. F.)                                120,000           4,860,000
  Raytheon Co. Class A                             20,000           1,328,750
                                                                 ------------
                                                                    6,188,750
                                                                 ------------
  Banks 3.5%
  Cullen Frost Bankers, Inc                        30,000           1,687,500
  Mercantile Bankshares                            75,000           2,695,312
                                                                 ------------
                                                                    4,382,812
                                                                 ------------
  Building Materials 0.6%
  Sherwin Williams                                 25,000             770,313
                                                                 ------------
  Chemicals 2.1%
  Cambrex Corp                                     60,000           1,350,000
  Dupont (EI) de Nemours                           20,000           1,308,750
                                                                 ------------
                                                                    2,658,750
                                                                 ------------
  Computer Products & Services 2.2%
* Lexmark Int'l Group                              20,000           2,722,500
                                                                 ------------
  Consumer & Business Services 7.0%
* Affiliated Computer Services                     74,300           3,222,762
  Electronic Data Systems                          22,900           1,288,125
* FileNet Corp                                    100,000             987,500
* Sterling Commerce                                85,000           3,304,375
                                                                 ------------
                                                                    8,802,762
                                                                 ------------
  Consumer Products 1.1%
  Fortune Brands                                   33,000           1,348,875
                                                                 ------------
  Electronics 4.3%
  CTS Corp                                         15,000             840,000
* Sawtech Inc                                     115,000           4,556,875
                                                                 ------------
                                                                    5,396,875
                                                                 ------------
  Environmental Control 0.8%
  Donaldson Co                                     40,000             967,500
                                                                 ------------
  Foods 7.9%
  McCormick & Co                                  120,000           3,645,000
* Sodexho Marriott Services                       165,000           3,753,750
* Whole Foods Market Inc                           60,000           2,490,000
                                                                 ------------
                                                                    9,888,750
                                                                 ------------
  Healthcare Providers 1.1%
* HCR Manor Care                                   50,000           1,337,500
                                                                 ------------
  Industrial - Diversified 0.5%
* Bush Boake Allen                                 20,000             576,250
                                                                 ------------
  Insurance 2.0%
  AFLAC Inc                                        25,000           1,275,000
  Enhance Financial Services                       65,000           1,271,563
                                                                 ------------
                                                                    2,546,563
                                                                 ------------
  Lodging 2.4%
  Marriott Int'l -  Class A                        80,000           3,045,000
                                                                 ------------
  Manufacturing - Diversified 3.3%
  Bemis Co                                        110,000           4,152,500
                                                                 ------------

  Marketing Services 4.7%
* Acxiom Corp                                     120,000           3,240,000
* Catalina Marketing Corp                          30,000           2,656,875
                                                                 ------------
                                                                    5,896,875
                                                                 ------------
  Medical - Equipment & Supplies 5.9%
  Biomet Inc                                       90,000           3,594,375
  Hillenbrand Industries                           90,000           3,774,375
                                                                 ------------
                                                                    7,368,750
                                                                 ------------
  Medical - Lab & Testing Services 2.8%
* Covance Inc                                     165,000           3,495,937
                                                                 ------------
  Oil Field Equipment & Services 5.6%
* Cal Dive Int'l                                   55,000           1,347,500
* Smith Int'l                                     130,000           5,622,500
                                                                 ------------
                                                                    6,970,000
                                                                 ------------
  Restaurants 9.1%
  Applebees Int'l                                 132,000           3,894,000
* Outback Steakhouse                              120,000           4,305,000
  Ruby Tuesday Inc                                170,000           3,155,625
                                                                 ------------
                                                                   11,354,625
                                                                 ------------
  Retail 3.3%
  Ethan Allen Interiors                           127,500           4,064,063
                                                                 ------------
  Retail - Apparel 5.9%
* Lands' End Inc                                  108,200           4,625,550
* Wet Seal Inc. - Class A                         100,000           2,775,000
                                                                 ------------
                                                                    7,400,550
                                                                 ------------
  Semiconductors &
  Semiconductor Equipment 3.7%
* C-Cube Microsystems                              35,000             877,188
  Dallas Semiconductor Corp                        64,000           2,784,000
* Novellus Systems                                 10,000             488,125
* Photronics Inc                                   20,700             408,825
                                                                 ------------
                                                                    4,558,138
                                                                 ------------
  Software 1.9%
* Novell Inc                                      100,000           2,350,000
                                                                 ------------
  Telecommunications 2.5%
  AT & T                                           19,800           1,098,900
  Motorola                                         24,000           1,987,500
                                                                 ------------
                                                                    3,086,400
                                                                 ------------
  Tobacco 1.1%
  UST Inc                                          44,000           1,342,000
                                                                 ------------
  Transportation 3.9%
  CH Robinson Worldwide                            99,600           3,218,325
* Eagle USA Airfreight                             35,000           1,649,375
                                                                 ------------
                                                                    4,867,700
                                                                 ------------
  Utilities  3.0%
* MidAmerican Energy                              110,000           3,712,500
                                                                 ------------
  Total Common Stocks
   (Cost $107,956,855)                                            122,538,863
                                                                ------------
--------------------------------------------------------------------------------
                                              Principal Amount       Value
                                                 (M=$1,000)        (Note 1)
--------------------------------------------------------------------------------

  Corporate Short-Term Notes 0.8%
  American Express 4.87%, 06/02/99
   (Cost $999,864)                                 1,000M        $    999,864
                                                                 ------------
  Total Investments
   (Cost $108,956,719)**                                          123,538,727

  Excess of Other Assets
    Over Liabilities  1.0%                                          1,246,253
                                                                 ------------
  Net Assets                                                     $124,784,980
                                                                 ============
--------------------------------------------------------------------------------

 *   Non-income producing.
**   Also cost for federal income tax purposes.
     At May 31, 1999 net unrealized appreciation for federal income tax purposes aggregrated $14,582,008 of which $19,203,894 related to appreciated securities and $4,621,886 related to depreciated securities.

                                              See Notes to Financial Statements.
                                                                              19

Sentinel Mid Cap Growth Fund
Statement of Assets and Liabilities
at May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value                                   $ 123,538,727
Cash and cash equivalents                                    651,157
Receivable for fund shares sold                              837,277
Receivable for dividends                                      61,570
                                                       -------------
   Total Assets                                          125,088,731
                                                       -------------

Liabilities
Payable for fund shares repurchased                           68,751
Accrued expenses                                              67,819
Management fee payable                                        65,195
Distribution fee payable (Class A Shares)                     77,259
Distribution fee payable (Class B Shares)                      5,683
Fund service fee payable                                      19,044
                                                       -------------
   Total Liabilities                                         303,751
                                                       -------------
Net Assets Applicable to Outstanding Shares            $ 124,784,980
                                                       =============

   Class A Shares
$117,302,223/7,163,915 shares outstanding              $       16.37
Sales Charge -- 5.00% of offering price                         0.86
                                                       -------------
Maximum Offering Price                                 $       17.23
                                                       =============

   Class B Shares
$7,482,757/464,195 shares outstanding                  $       16.12
                                                       =============

Net Assets Represent
Capital stock at par value                             $      76,281
Paid-in capital                                           96,684,899
Accumulated distributions in excess of
   net investment income                                    (309,625)
Accumulated undistributed net realized gain
   on investments                                         13,751,417
Unrealized appreciation of investments                    14,582,008
                                                       -------------
Net Assets                                             $ 124,784,980
                                                       =============
Investments at Cost                                    $ 108,956,719
                                                       =============
Sentinel Mid Cap Growth Fund
Statement of Operations
For the Six Months Ended May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Dividends                                              $     352,469
Interest                                                     115,188
                                                       -------------
   Total Income                                              467,657
                                                       -------------
Expenses:
Management advisory fee                                      353,702
Transfer agent and custodian                                 144,917
Distribution expense (Class A Shares)                        165,940
Distribution expense (Class B Shares)                         26,147
Accounting services                                           16,475
Auditing fees                                                  5,125
Legal fees                                                     2,575
Reports and notices to shareholders                            7,725
Registration and filing fees                                  21,886
Directors' fees and expenses                                   5,420
Other                                                         14,238
                                                       -------------
    Total Expenses                                           764,150
    Expense Offset                                           (11,657)
                                                       -------------
    Net Expenses                                             752,493
                                                       -------------
Net Investment Loss                                         (284,836)
                                                       -------------
Realized and Unrealized Gain on Investments
Net realized gain on sales of investments                 13,751,421
Net change in unrealized appreciation                      6,972,752
                                                       -------------
Net Realized and Unrealized Gain on Investments           20,724,173
                                                       -------------
Net Increase in Net Assets from Operations             $  20,439,337
                                                       =============

See Notes to Financial Statements.
20

Sentinel Mid Cap Growth Fund
Statement of Changes in Net Assets

---------------------------------------------------------------------------------------------------

                                                                  Six Months                  Year
                                                                       Ended                 Ended
                                                                     5/31/99              11/30/98
                                                                  (Unaudited)
                                                              ---------------       ---------------
Increase in Net Assets from Operations
Net investment loss                                           $    (284,836)        $    (237,254)
Net realized gain on sales of investments                        13,751,421             7,709,262
Net change in unrealized appreciation (depreciation)              6,972,752              (175,673)
                                                              ---------------       ---------------
Net increase in net assets from operations                       20,439,337             7,296,335
                                                              ---------------       ---------------
Distributions to Shareholders
From net investment income
  Class A Shares                                                          -                     -
  Class B Shares                                                          -                     -
From net realized gain on investments
  Class A Shares                                                 (7,360,527)          (24,253,869)
  Class B Shares                                                   (288,532)                    -
                                                              ---------------       ---------------
Total distributions to shareholders                              (7,649,059)          (24,253,869)
                                                              ---------------       ---------------
From Capital Share Transactions
Net proceeds from sales of shares
  Class A Shares                                                 14,248,819            16,027,433
  Class B Shares                                                  3,113,962             4,100,488
Net asset value of shares in reinvestment
    of dividends and distributions
  Class A Shares                                                  6,662,042            22,564,015
  Class B Shares                                                    288,437                     -
                                                              ---------------       ---------------
                                                                 24,313,260            42,691,936
Less: Payments for shares reacquired
  Class A Shares                                                (13,765,246)          (11,900,854)
  Class B Shares                                                   (289,366)             (281,977)
                                                              ---------------       ---------------
Increase in net assets from capital share transactions           10,258,648            30,509,105
                                                              ---------------       ---------------
Total Increase in Net Assets for period                          23,048,926            13,551,571
Net Assets: Beginning of period                                 101,736,054            88,184,483
                                                              ---------------       ---------------
Net Assets: End of period                                     $ 124,784,980         $ 101,736,054
                                                              ===============       ===============

Distributions in Excess of Net Investment Income
   at End of Period                                           $    (309,625)        $     (24,789)
                                                              ===============       ===============

See Notes to Financial Statements.

Sentinel Mid Cap Growth Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.


-----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                         Ended 5/31/99   Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
Class A Shares                                              (Unaudited)    11/30/98    11/30/97    11/30/96    11/30/95    11/30/94
                                                         --------------  ----------- ----------- ----------- ----------- -----------
Net asset value at beginning of period                        $  14.65      $ 18.73     $ 17.57     $ 16.93     $ 16.15     $ 17.51
                                                         --------------  ----------- ----------- ----------- ----------- -----------

Income (loss) from Investment Operations
Net investment income (loss)                                     (0.03)       (0.03)      (0.02)       0.03        0.07        0.05
Net realized and unrealized gain (loss) on investments            2.83         1.08        4.00        3.23        3.33       (0.92)
                                                         --------------  ----------- ----------- ----------- ----------- -----------
Total from investment operations                                  2.80         1.05        3.98        3.26        3.40       (0.87)
                                                         --------------  ----------- ----------- ----------- ----------- -----------

Less Distributions
Dividends from net investment income                                 -            -        0.02        0.07        0.05        0.03
Distributions from realized gains on investments                  1.08         5.13        2.80        2.55        2.57        0.46
                                                         --------------  ----------- ----------- ----------- ----------- -----------
Total Distributions                                               1.08         5.13        2.82        2.62        2.62        0.49
                                                         --------------  ----------- ----------- ----------- ----------- -----------
Net asset value at end of period                              $  16.37      $ 14.65     $ 18.73     $ 17.57     $ 16.93     $ 16.15
                                                         ==============  =========== =========== =========== =========== ===========
Total Return (%) *                                                20.0 ++       8.3        27.3        22.6        24.9        (5.1)

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                   1.24 +       1.26        1.29        1.40        1.50        1.43
Ratio of expenses to average net assets before
   expense reductions (%) **                                      1.26 +       1.29        1.32        1.43        1.54        1.43
Ratio of net investment income (loss)
   to average net assets (%)                                     (0.44)+      (0.23)      (0.15)       0.16        0.42        0.30
Portfolio turnover rate (%)                                         64           97         161          98          84          58
Net assets at end of period (000 omitted)                     $117,302      $97,895     $88,184     $69,816     $60,446     $50,447

-----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months        Period 1/12/98
                                                         Ended 5/31/99        to 11/30/98 (A)
Class B Shares                                             (Unaudited)
                                                         --------------       ---------------
Net asset value at beginning of period                          $14.52                $13.08
                                                         --------------       ---------------

Income from Investment Operations
Net investment income (loss)                                     (0.14)                (0.17)
Net realized and unrealized gain on investments                   2.82                  1.61
                                                         --------------       ---------------
Total from investment operations                                  2.68                  1.44
                                                         --------------       ---------------

Less Distributions
Dividends from net investment income                                 -                     -
Distributions from realized gains on investments                  1.08                     -
                                                         --------------       ---------------
Total Distributions                                               1.08                     -
                                                         --------------       ---------------
Net asset value at end of period                                $16.12                $14.52
                                                         ==============       ===============
Total Return (%) *                                                19.3 ++               11.0 ++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                   2.54 +                2.27 +
Ratio of expenses to average net assets before
   expense reductions (%)**                                       2.56 +                2.29 +
Ratio of net investment income (loss)
   to average net assets (%)                                     (1.73)+               (1.24)+
Portfolio turnover rate (%)                                         64                    97
Net assets at end of period (000 omitted)                       $7,483                $3,841



(A)  Commenced operations January 12, 1998.
+    Annualized
++   Not Annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
** Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earning credits as described in Notes (2) and (1) H.


See Notes to Financial Statements.

Sentinel Small Company Fund
Investment in Securities
at May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                   Shares            Value
                                                                    (Note 1)
--------------------------------------------------------------------------------
  Common Stocks 91.6%
  Advertising 1.9%
  True North
   Communications                                  100,000         $ 2,337,500
                                                                 -------------
  Aerospace 0.5%
  Goodrich (B.F.)                                   15,000             607,500
                                                                 -------------
  Banks 1.6%
  Cullen Frost Bankers Inc                          10,000             562,500
  Mercantile Bankshares                             15,000             539,063
  Wilmington Trust Corp                             14,900             876,306
                                                                 -------------
                                                                     1,977,869
                                                                 -------------
  Beverages 0.8%
* Mondavi (Robert) `A'                              30,000           1,012,500
                                                                 -------------
  Chemicals 3.5%
  Cambrex Corp                                     135,000           3,037,500
* TETRA Technologies                               150,000           1,275,000
                                                                 -------------
                                                                     4,312,500
                                                                 -------------
  Communications 0.1%
* Dynatech Corp                                     17,500              59,609
                                                                 -------------
  Consumer & Business Services 13.4%
* Administaff Inc                                   30,000             480,000
* Affiliated Computer Services                     100,000           4,337,500
  Analysts Int'l                                   130,000           2,071,875
* CACI  Int'l                                      100,000           1,837,500
* FileNet Corp                                     150,000           1,481,250
* Healthcare Services Group                         94,800             900,600
* Sterling Commerce                                 90,000           3,498,750
  Unifirst Corporation                             100,000           1,800,000
                                                                 -------------
                                                                    16,407,475
                                                                 -------------
  Cosmetics and Toiletries 1.9%
  Alberto-Culver Co Class A                        100,000           2,281,250
                                                                 -------------
  Electronics 7.0%
* C-COR Electronics                                 20,000             472,500
  CTS Corp                                          10,000             560,000
  Harman Int'l
   Industries                                       50,000           2,218,750
  Methode Electronics `A'                          200,000           3,687,500
* Sawtech Inc                                       40,000           1,585,000
                                                                 -------------
                                                                     8,523,750
                                                                 -------------
  Environmental Control 2.0%
  Donaldson Co                                     100,000           2,418,750
                                                                 -------------
  Financial Services 2.5%
  Duff & Phelps Credit Rating                       50,000           3,078,125
                                                                 -------------
  Food & Food Distributors 3.1%
  Smart & Final Inc                                 55,000             525,937
* Smart & Final Inc - Rights                        55,000               1,719
* Whole Foods Market Inc                            60,000           2,490,000
  Worthington Foods                                 50,000             728,125
                                                                 -------------
                                                                     3,745,781
                                                                 -------------
  Healthcare Providers 0.8%
  Healthplan Services                               84,000             745,500
* Monarch Dental Corp                               60,000             213,750
                                                                 -------------
                                                                       959,250
                                                                 -------------
  Industrial - Diversified 5.4%
  Aptargroup                                       100,000           2,750,000
* Bush Boake Allen                                  96,000           2,766,000
  Lawter Int'l                                      90,000           1,096,875
                                                                 -------------
                                                                     6,612,875
                                                                 -------------
  Insurance 4.9%
  Enhance Financial
   Service Group                                    70,000         $ 1,369,375
  HCC Insurance Holdings                           150,000           3,337,500
  Horace Mann Educators                             50,000           1,293,750
                                                                 -------------
                                                                     6,000,625
                                                                 -------------
  Investment/Advisory Services 2.6%
  Waddell & Reed Financial -
   Class A                                         100,000           2,450,000
  Waddell & Reed Financial -
   Class B                                          30,000             723,750
                                                                 -------------
                                                                     3,173,750
                                                                 -------------
  Manufacturing - Diversified 3.9%
  Bemis Co                                          50,000           1,887,500
* Plexus                                            20,000             611,250
  Robbins and Myers Inc                             20,000             477,500
  Tyco Int'l Ltd                                    20,000           1,747,500
                                                                 -------------
                                                                     4,723,750
                                                                 -------------
  Marketing Services 3.9%
* Acxiom Corp                                      100,000           2,700,000
* Catalina Marketing Corp                           24,000           2,125,500
                                                                 -------------
                                                                     4,825,500
                                                                 -------------
  Medical - Equipment & Supplies 5.5%
  Ballard Medical Products                          72,000           1,710,000
  Diagnostic Products                               11,600             263,900
  Hillenbrand Industries                            25,000           1,048,437
  Mentor  Corp                                     150,000           2,390,625
  Minntech Corp                                     90,000           1,243,125
                                                                 -------------
                                                                     6,656,087
                                                                 -------------
  Medical - Lab & Testing Services 2.6%
* Covance Inc                                      150,000           3,178,125
                                                                 -------------
  Oil Field Equipment & Services 2.3%
* Cal Dive Int'l                                    15,000             367,500
  Carbo Ceramics Inc                                20,000             445,000
* Oceaneering Int'l Inc                             20,000             308,750
* Smith Int'l                                       40,000           1,730,000
                                                                 -------------
                                                                     2,851,250
                                                                 -------------
  Pharmaceuticals 0.7%
* Barr Laboratories                                 10,000             329,375
  JONES PHARMA INC                                  15,000             533,438
                                                                 -------------
                                                                       862,813
                                                                 -------------
  Real Estate 2.5%
  Chateau Communitites Inc                         100,000           3,018,750
                                                                 -------------
  Restaurants 5.3%
  Applebee's Int'l                                  50,000           1,475,000
  Ruby Tuesday Inc                                 124,000           2,301,750
  Sbarro Inc                                       100,000           2,725,000
                                                                 -------------
                                                                     6,501,750
                                                                 -------------
  Retail 2.5%
  Casey's General Stores                            50,000             671,875
  Ethan Allen Interiors                             75,000           2,390,625
                                                                 -------------
                                                                     3,062,500
                                                                 -------------
  Retail -  Apparel 0.7%
* Wet Seal Inc - Class A                            30,000             832,500
                                                                 -------------
  Semiconductors &
  Semiconductor Equipment 4.7%
* C-Cube Microsystems                               25,000         $   626,563
  Dallas Semicondutor Corp                          65,000           2,827,500
* Novellus Systems                                  15,000             732,187
* Photronics Inc                                    60,000           1,185,000
* Unitrode Corp                                     20,000             416,250
                                                                 -------------
                                                                     5,787,500
                                                                 -------------
  Transportation 2.9%
  CH Robinson Worldwide                             75,000           2,423,438
* Eagle USA Airfreight                              12,000             565,500
* Railtex Inc                                       40,000             540,000
                                                                 -------------
                                                                     3,528,938
                                                                 -------------
  Utilities 2.1%
* Midamerican Energy                                75,000           2,531,250
                                                                 -------------
  Total Common Stocks
   (Cost $95,626,094)                                              111,869,822
                                                                 -------------

--------------------------------------------------------------------------------
                                                Principal Amount      Value
                                                   (M=$1,000)        (Note 1)
--------------------------------------------------------------------------------
  Corporate Convertible Bonds 0.3%
  Phoenix Investment Partners 6%, '15
  (Cost $403,571)                                     250M             312,500
                                                                 -------------

Corporate Short-Term Notes 7.3%
Chevron Oil Finance 4.71%,
 06/03/99                                           2,700M           2,699,293
Commercial Credit 4.85%,
 06/11/99                                           4,500M           4,493,938
Ford Motor Corp 4.8%,
 06/08/99                                           1,800M           1,798,320
                                                                 -------------
Total Corporate Short-Term Notes
 (Cost $8,991,551)                                                   8,991,551
                                                                 -------------
Total Investments
 (Cost $105,021,216)**                                             121,173,873

Excess of Other Assets
  Over Liabilities 0.8%                                              1,026,146
                                                                 -------------
Net Assets                                                        $122,200,019
                                                                 =============

-------------------------------------------------------------------------------
 *   Non-income producing.
** Cost for federal income tax purposes is substantially similar. At May 31, 1999 net unrealized appreciation for federal income tax purposes aggregated $16,152,657 of which $24,691,216 related to appreciated securities and $8,538,559 related to depreciated securities.



                                              See Notes to Financial Statements.

Sentinel Small Company Fund
Statement of Assets and Liabilities
at May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value                                            $ 121,173,873
Cash and cash equivalents                                             395,653
Receivable for securities sold                                        348,334
Receivable for fund shares sold                                       558,971
Receivable for dividends and interest                                  27,750
                                                              ----------------
   Total Assets                                                   122,504,581
                                                              ----------------
Liabilities
Payable for fund shares repurchased                                   103,566
Accrued expenses                                                       35,223
Management fee payable                                                 63,538
Distribution fee payable  (Class A Shares)                             62,480
Distribution fee payable  (Class B Shares)                             13,627
Fund service fee payable                                               26,128
                                                              ----------------
   Total Liabilities                                                  304,562
                                                              ----------------
Net Assets Applicable to Outstanding Shares                     $ 122,200,019
                                                              ================
Net Asset Value and Offering Price per Share
   Class A Shares
$108,947,168 / 20,140,614 shares outstanding                    $        5.41
Sales Charge -- 5.00% of offering price                                  0.28
                                                              ----------------
Maximum Offering Price                                          $        5.69

                                                              ================
   Class B Shares
$13,252,851 / 2,541,818 shares outstanding                      $        5.21
                                                              ================

Net Assets Represent
Capital stock at par value                                      $     226,824
Paid-in capital                                                    96,777,594
Accumulated distributions in excess of
   net investment income                                              (72,682)
Accumulated undistributed net realized gain
   on investments                                                   9,115,626
Unrealized appreciation of investments                             16,152,657
                                                              ----------------
Net Assets                                                      $ 122,200,019
                                                              ================

Investments at Cost                                             $ 105,021,216


Sentinel Small Company Fund
Statement of Operations
For the Six Months Ended May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Dividends                                                       $     474,062
Interest                                                              227,264
                                                              ----------------
   Total Income                                                       701,326
                                                              ----------------
Expenses:
Management advisory fee                                               361,637
Transfer agent and custodian                                          200,741
Distribution expense (Class A Shares)                                 159,195
Distribution expense (Class B Shares)                                  61,415
Accounting services                                                    16,875
Auditing fees                                                           5,350
Legal fees                                                              2,375
Reports and notices to shareholders                                     6,500
Registration and filing fees                                           18,138
Directors' fees and expenses                                            5,600
Other                                                                   2,299
                                                              ----------------
    Total Expenses                                                    840,125
    Expense Offset                                                     (8,501)
                                                              ----------------

    Net Expenses                                                      831,624
                                                              ----------------
Net Investment Loss                                                  (130,298)
                                                              ----------------
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on sales of investments                           9,115,435
Net change in unrealized appreciation (depreciation)               (1,323,047)
                                                              ----------------
Net Realized and Unrealized Gain on Investments                     7,792,388
                                                              ----------------
Net Increase in Net Assets from Operations                      $   7,662,090
                                                              ================

See Notes to Financial Statements.      See Notes to Financial Statements.
24

Sentinel Small Company Fund
Statement of Changes in Net Assets

---------------------------------------------------------------------------------------------------------------
                                                                       Six Months                         Year
                                                                            Ended                        Ended
                                                                          5/31/99                     11/30/98
                                                                      (Unaudited)
                                                                  ----------------             ----------------
Increase in Net Assets from Operations
Net investment income (loss)                                       $    (130,298)               $    (186,150)
Net realized gain on sales of investments                              9,115,435                   13,141,667
Net change in unrealized appreciation (depreciation)                  (1,323,047)                  (9,868,808)
                                                                  ----------------             ----------------
Net increase in net assets from operations                             7,662,090                    3,086,709
                                                                  ----------------             ----------------
Distributions to Shareholders
From net investment income
  Class A Shares                                                               -                     (348,277)
  Class B Shares                                                               -                            -
From realized gain on investments
  Class A Shares                                                     (11,668,708)                 (13,692,058)
  Class B Shares                                                      (1,353,508)                    (952,430)
                                                                  ----------------             ----------------
Total distributions to shareholders                                  (13,022,216)                 (14,992,765)
                                                                  ----------------             ----------------
From Capital Share Transactions
Net proceeds from sales of shares
  Class A Shares                                                       8,696,917                   10,479,815
  Class B Shares                                                       1,812,407                    5,429,602
Net asset value of shares in reinvestment
    of dividends and distributions
  Class A Shares                                                      10,889,296                   12,740,406
  Class B Shares                                                       1,352,352                      950,322
                                                                  ----------------             ----------------
                                                                      22,750,972                   29,600,145
Less: Payments for shares reacquired
  Class A Shares                                                     (15,466,069)                 (18,180,818)
  Class B Shares                                                      (1,425,692)                    (999,866)
                                                                  ----------------             ----------------
Increase in net assets from capital share transactions                 5,859,211                   10,419,461
                                                                  ----------------             ----------------
Total Increase (Decrease) in Net Assets for period                       499,085                   (1,486,595)
Net Assets: Beginning of period                                      121,700,934                  123,187,529
                                                                  ----------------             ----------------
Net Assets: End of period                                          $ 122,200,019                $ 121,700,934
                                                                  ================             ================

Accumulated undistributed (distributions in excess of)
  Net Investment Income at End of Period                           $     (72,682)               $      57,617
                                                                  ================             ================

See Notes to Financial Statements.

Sentinel Small Company Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

------------------------------------------------------------------------------------------------------------------------------------
                                                      Six Months
                                                   Ended 5/31/99   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
Class A Shares                                       (Unaudited)     11/30/98     11/30/97     11/30/96     11/30/95     11/30/94
                                                   -------------- ------------ ------------ ------------ ------------ ------------
Net asset value at beginning of period                  $   5.67     $   6.30     $   5.17      $  5.20      $  5.53      $  6.87
                                                   -------------- ------------ ------------ ------------ ------------ ------------
Income from Investment Operations
Net investment income (loss)                                   -            -         0.02         0.01         0.02        (0.04)
Net realized and unrealized gain on investments             0.35         0.14         1.16         0.95         0.56         0.18
                                                   -------------- ------------ ------------ ------------ ------------ ------------
Total from investment operations                            0.35         0.14         1.18         0.96         0.58         0.14
                                                   -------------- ------------ ------------ ------------ ------------ ------------
Less Distributions
Dividends from net investment income                           -         0.02         0.01         0.03            -            -
Distributions from realized gains on investments            0.61         0.75         0.04         0.96         0.91         1.48
                                                   -------------- ------------ ------------ ------------ ------------ ------------
Total Distributions                                         0.61         0.77         0.05         0.99         0.91         1.48
                                                   -------------- ------------ ------------ ------------ ------------ ------------
Net asset value at end of period                        $   5.41     $   5.67     $   6.30      $  5.17      $  5.20      $  5.53
                                                   ============== ============ ============ ============ ============ ============

Total Return (%) *                                           6.8 ++       2.7         23.0         22.0         12.2          2.0
Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)             1.30 +       1.31         1.34         1.47         1.56         1.58
Ratio of expenses to average net assets before
   expense reductions (%) **                                1.32 +       1.33         1.36         1.51         1.60         1.58
Ratio of net investment income (loss)
   to average net assets (%)                               (0.12)+      (0.07)        0.38         0.23         0.26        (0.74)
Portfolio turnover rate (%)                                   17           45           45           60           79           46
Net assets at end of period (000 omitted)               $108,947     $109,598     $115,532      $99,393      $89,321      $88,420

See Notes to Financial Statements.

Sentinel Small Company Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

------------------------------------------------------------------------------------------------------------------------
                                                     Six Months                                                Eight
                                                  Ended 5/31/99         Year Ended       Year Ended     Months Ended
Class B Shares                                      (Unaudited)           11/30/98         11/30/97     11/30/96 (A)
                                                  --------------     --------------   --------------   --------------
Net asset value at beginning of period                  $  5.51            $  6.18           $ 5.12           $ 4.82
                                                  --------------     --------------   --------------   --------------
Income from Investment Operations
Net investment income (loss)                              (0.03)             (0.03)           (0.03)           (0.03)
Net realized and unrealized gain on investments            0.34               0.11             1.13             0.33
                                                  --------------     --------------   --------------   --------------
Total from investment operations                           0.31               0.08             1.10             0.30
                                                  --------------     --------------   --------------   --------------
Less Distributions
Dividends from net investment income                          -                  -                -                -
Distributions from realized gains on investments           0.61               0.75             0.04                -
                                                  --------------     --------------   --------------   --------------
Total Distributions                                        0.61               0.75             0.04                -
                                                  --------------     --------------   --------------   --------------
Net asset value at end of period                        $  5.21            $  5.51           $ 6.18           $ 5.12
                                                  ==============     ==============   ==============   ==============

Total Return (%) *                                          6.2 ++             1.7             21.6              6.2 ++
Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)            2.30 +             2.24             2.35             2.62 +
Ratio of expenses to average net assets before
   expense reductions (%) **                               2.31 +             2.25             2.36             2.64 +
Ratio of net investment income (loss)
    to average net assets (%)                             (1.12)+            (1.00)           (0.62)           (0.91)+
Portfolio turnover rate (%)                                  17                 45               45               60
Net assets at end of period (000 omitted)               $13,253            $12,103           $7,656           $1,943

(A)  Commenced operations April 1, 1996.
  +  Annualized
 ++  Not Annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earnings credits as described in Notes (2) and (1) H.

See Notes to Financial Statements.

Sentinel World Fund
Investment in Securities
at May 31, 1999 (Unaudited)
------------------------------------------------------------------------
                                           Shares                Value
                                                                (Note 1)
------------------------------------------------------------------------
Common Stocks 97.0%
Argentina 2.1%
YPF S. A. ( ADR )                          60,000          $   2,527,500
                                                           -------------
Australia 6.0%
National Australia                        190,000              3,074,889
News Corporation                          250,000              2,064,371
Rio Tinto Limited                         149,625              2,098,247
                                                           -------------
                                                               7,237,507
                                                           -------------
Denmark 3.4%
Den Danske Bank                            25,000              2,675,070
Novo Nordisk (ADR)                         27,000              1,404,000
                                                           -------------
                                                               4,079,070
                                                           -------------
France 9.4%
Alcatel Alsthom ( ADR )                    40,005                947,619
Credit Commercial                          25,000              2,748,143
Elf Aquitaine ( ADR )                      28,785              2,043,735
Group Danone                                8,000              2,200,598
Guyenne et Gascogne                         2,940              1,497,357
Societe Generale                           10,850              1,969,358
                                                           -------------
                                                              11,406,810
                                                           -------------
Germany 7.7%
BASF AG                                    45,000              1,713,747
Bayer A.G. Ord                             60,000              2,288,122
DaimlerChrysler (ADR)                      13,000              1,136,688
Deutsche Bank                              37,000              1,922,596
SAP A.G. (ADR)                             40,000              1,345,000
Siemens A.G                                13,000                872,320
                                                           -------------
                                                               9,278,473
                                                           -------------
Hong Kong 1.6%
HSBC Holdings                              60,890              1,994,295
                                                           -------------
Italy 3.5%
San Paolo IMI SpA (ADR)                    62,700              1,712,494
Telecom Italia (ADR)                       25,000              2,573,438
                                                           -------------
                                                               4,285,932
                                                           -------------
Japan 16.2%
Canon                                      80,000              2,008,479
Daiichi Pharmaceuticals                   110,000              1,756,595
Dai Nippon Printing Co                     70,000              1,044,080
Fuji Photo Film                            50,000              1,777,997
Honda Motors                               40,000              1,633,124
Kyocera Corp                               45,000              2,348,438
Mitsubishi Heavy Industry                 400,000              1,554,101
Murata Manufacturing                       40,000              2,196,156
Nintendo Co                                20,000              2,337,737
Sankyo Co LTD                              65,000              1,522,205
Sony Corp                                  15,000              1,402,642
                                                           -------------
                                                              19,581,554
                                                           -------------
Mexico 1.3%
Telefonos de Mexico (ADR)                  20,000              1,598,750
                                                           -------------

Netherlands 8.3%
ABN Amro Bank                             115,000          $   2,546,265
Akzo Nobel N.V                             30,000              1,244,088
ING Groep N.V                              40,000              2,135,998
Koninklijke Philips
 Electronics N.V. (ADR)                    15,640              1,462,000
Unilever N.V. ( ADR )                      40,178              2,624,163
                                                           -------------
                                                              10,012,514
                                                           -------------
Portugal 1.7%
Portugal Telecom (ADR)                     45,000              2,036,250
                                                           -------------
South Korea 0.4%
Pohang Iron & Steel Co                      6,740                525,741
                                                           -------------
Spain 6.5%
Banco Popular                              30,000              2,191,221
Endesa (ADR)                              105,000              2,264,063
E.N.I. SpA (ADR)                           20,000              1,258,750
Repsol ( ADR )                            120,000              2,160,000
                                                           -------------
                                                               7,874,034
                                                           -------------
Sweden 3.0%
Astrazeneca                                93,332              3,667,013
                                                           -------------
Switzerland 5.3%
Nestle A.G. Registered                      1,575              2,830,082
Novartis A.G. Registered                    1,600              2,320,951
Zurich Allied                               2,200              1,293,228
                                                           -------------
                                                               6,444,261
                                                           -------------
United Kingdom 20.6%
Assoc. Brit. Food                         220,000              1,602,351
British Airways plc (ADR)                  25,000              1,812,500
British Steel (ADR)                        75,000              1,626,563
British Telecom plc ( ADR )                18,000              3,024,000
Carlton Communications                    150,000              1,195,760
Diageo plc                                138,240              1,457,179
Glaxo Hldg plc ( ADR )                     25,000              1,406,250
Johnson Matthey plc                       100,000                872,409
National Westminster
 Bank plc                                 111,342              2,559,393
Powergen plc                              175,000              1,886,684
Scottish Power                            150,000              1,293,006
Shell Transport &
 Trading (ADR)                             62,000              2,735,750
Smithkline Beecham
 plc (ADR)                                 20,000              1,312,500
Tesco plc                                 751,509              2,198,442
                                                           -------------
                                                              24,982,787
                                                           -------------
Total Common Stocks
 (Cost $90,548,427)                                          117,532,491
                                                           -------------

Preferred Stocks 1.3%
Germany
RWE A.G.
 (Cost $1,869,620)                         35,000          $   1,557,194
                                                           -------------
Total Investments
 (Cost $92,418,047)*                                         119,089,685

Excess of Other Assets
  Over Liabilities 1.7%                                        2,096,360
                                                           -------------
Net Assets                                                 $ 121,186,045
                                                           =============

------------------------------------------------------------------------
                        Summary of Foreign Securities
                          by Industry Classification

                                   Percent of                    Market
Industry                           Net Assets                    Value
Airlines                              1.5%                 $   1,812,500
Automobiles, Auto Parts               2.3%                     2,769,812
Banks                                15.4%                    18,651,286
Broadcasting                          1.7%                     2,064,371
Chemicals                             2.9%                     3,532,210
Computers                             1.1%                     1,345,000
Distributors, Food & Health           3.1%                     3,802,949
Electrical Components                 1.9%                     2,348,438
Engineering & Construction            1.2%                     1,462,000
Entertainment                         2.9%                     3,533,497
Financial Services                    5.7%                     6,878,436
Foods, Beverage                       1.2%                     1,457,179
Foods, Grocery                        2.2%                     2,624,163
Gold, Precious Metals                 2.4%                     2,970,656
Healthcare - Diversified              1.2%                     1,522,205
Healthcare - Drug/Pharmacy            9.8%                    11,867,309
Household Furniture
 & Appliance                          1.1%                     1,402,642
Insurance                             1.1%                     1,293,228
Machinery                             1.3%                     1,554,101
Manufacturing & Process               3.9%                     4,782,223
Office Equipment & Supply             1.7%                     2,008,479
Oil                                   8.9%                    10,725,735
Photography                           1.5%                     1,777,997
Printing, Publishing                  0.9%                     1,044,080
Retail - Drug & Food                  5.4%                     6,525,881
Steel                                 1.8%                     2,152,304
Telecommunications                    8.4%                    10,180,057
Utilities - Electric                  5.8%                     7,000,947
                                    -----                  -------------
                                     98.3%                 $ 119,089,685
                                    =====                  =============

------------------------------------------------------------------------

**   Also cost for federal income tax purposes.
     At May 31, 1999 net unrealized appreciation for federal income tax purposes aggregated $26,671,638 of which $31,616,174 related to appreciated securities and $4,944,536 related to depreciated securities.

     (ADR) - American Depository Receipt

See Notes to Financial Statements.

Sentinel World Fund
Statement of Assets and Liabilities
at May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value                                            $ 119,089,685
Cash and cash equivalents                                             182,674
Foreign currency (cost $597,889)                                      590,242
Receivable for securities sold                                        620,529
Receivable for fund shares sold                                       123,298
Receivable for dividends and interest                                 815,476
                                                               --------------
   Total Assets                                                   121,421,904
                                                               --------------

Liabilities
Payable for fund shares repurchased                                    20,041
Accrued expenses                                                       57,347
Management fee payable                                                 64,574
Distribution fee payable (Class A Shares)                              54,205
Distribution fee payable (Class B Shares)                              18,629
Distribution fee payable (Class C Shares)                               1,819
Fund service fee payable                                               19,244
                                                               --------------
   Total Liabilities                                                  235,859
                                                               --------------
Net Assets Applicable to Outstanding Shares                     $ 121,186,045
                                                               ==============

Net Asset Value and Offering Price per Share
   Class A Shares
$100,174,700 / 5,324,309 shares outstanding                     $       18.81
Sales Charge -- 5.00% of offering price                                  0.99
                                                               --------------
Maximum Offering Price                                          $       19.80
                                                               ==============

   Class B Shares
$19,644,109 / 1,056,145 shares outstanding                      $       18.60
                                                               ==============

   Class C Shares
$1,367,236 / 72,980 shares outstanding                          $       18.73
                                                               ==============

Net Assets Represent
Capital stock at par value                                      $      64,534
Paid-in capital                                                    90,610,119
Accumulated undistributed net investment income                     1,026,312
Accumulated undistributed net realized gain
   on investments and foreign exchange                              2,828,003
Unrealized appreciation of investments
    and foreign exchange                                           26,657,077
                                                               --------------
Net Assets                                                      $ 121,186,045
                                                               ==============

Investments at Cost                                             $  92,418,047
                                                               ==============

Sentinel World Fund
Statement of Operations
For the Six Months Ended May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Dividends                                                       $   1,857,051 *
Interest                                                               35,300
                                                               --------------
   Total Income                                                     1,892,351
                                                               --------------
Expenses:
Management advisory fee                                               370,569
Transfer agent and custodian                                          177,702
Distribution expense (Class A Shares)                                 150,280
Distribution expense (Class B Shares)                                  94,980
Distribution expense (Class C Shares)                                  10,886
Accounting services                                                    14,470
Auditing fees                                                           5,870
Legal fees                                                              2,810
Reports and notices to shareholders                                     6,325
Registration and filing fees                                           23,125
Directors' fees and expenses                                            5,640
Other                                                                  11,761
                                                               --------------
    Total Expenses                                                    874,418
    Expense Offset                                                     (8,347)
                                                               --------------
    Net Expenses                                                      866,071
                                                               --------------
Net Investment Income                                               1,026,280
                                                               --------------
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments                                                         4,111,935
Foreign currency transactions                                         (26,781)
                                                               --------------
   Net realized gain                                                4,085,154
                                                               --------------
Net change in unrealized appreciation
  (depreciation) during the period:
Investments                                                           (12,987)
Foreign currency transactions                                         137,787
                                                               --------------
Net change in unrealized appreciation                                 124,800
                                                               --------------
Net Realized and Unrealized Gain on Investments                     4,209,954
                                                               --------------
Net Increase in Net Assets from Operations                      $   5,236,234
                                                               ==============

* Net of Foreign Tax Withholding of $194,004

See Notes to Financial Statements.

Sentinel World Fund
Statement of Changes in Net Assets

--------------------------------------------------------------------------------------------

                                                           Six Months                  Year
                                                                Ended                 Ended
                                                              5/31/99              11/30/98
                                                          (Unaudited)
                                                        -------------         --------------
Increase in Net Assets from Operations
Net investment income                                   $   1,026,280         $   1,224,860
Net realized gain (loss) on sales of investments            4,085,154            (1,484,464)
Net change in unrealized appreciation                         124,800             9,925,548
                                                        -------------         --------------
Net increase in net assets from operations                  5,236,234             9,665,944
                                                        -------------         --------------

Distributions to Shareholders
From net investment income
  Class A Shares                                             (949,988)             (615,675)
  Class B Shares                                              (22,623)                    -
  Class C Shares                                                    -                     -
From realized gain on investments
  Class A Shares                                                    -            (3,354,309)
  Class B Shares                                                    -              (392,508)
  Class C Shares                                                    -                     -
                                                        -------------         --------------
Total distributions to shareholders                          (972,611)           (4,362,492)
                                                        -------------         --------------

From Capital Share Transactions
Net proceeds from sales of shares
  Class A Shares                                           24,634,391            23,218,940
  Class B Shares                                            2,244,101             8,692,576
  Class C Shares                                           12,706,704             2,785,802
Net asset value of shares in reinvestment
    of dividends and distributions
  Class A Shares                                              777,351             3,762,833
  Class B Shares                                               19,186               388,693
  Class C Shares                                                    -                     -
                                                        -------------         --------------
                                                           40,381,733            38,848,844
Less: Payments for shares reacquired
  Class A Shares                                          (29,359,781)          (20,790,851)
  Class B Shares                                           (1,476,522)           (1,504,451)
  Class C Shares                                          (12,588,029)           (1,753,067)
                                                        -------------         --------------
Increase (decrease) in net assets from capital
   share transactions                                      (3,042,599)           14,800,475
                                                        -------------         --------------
Total Increase in Net Assets for period                     1,221,024            20,103,927
Net Assets: Beginning of period                           119,965,021            99,861,094
                                                        -------------         --------------
Net Assets: End of period                               $ 121,186,045         $ 119,965,021
                                                        =============         ==============
Undistributed Net Investment Income
   at End of Period                                     $   1,026,312         $     999,423
                                                        =============         ==============

See Notes to Financial Statements.
30

Sentinel World Fund (A)
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

------------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                      Ended 5/31/99   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
Class A Shares                                          (Unaudited)     11/30/98     11/30/97     11/30/96     11/30/95     11/30/94
                                                      -------------   ----------   ----------   ----------   ----------   ----------
Net asset value at beginning of period                     $  18.19     $  17.25      $ 15.69      $ 13.78      $ 12.74      $ 11.86
                                                      -------------   ----------   ----------   ----------   ----------   ----------
Income from Investment Operations
Net investment income                                          0.17         0.18         0.11         0.12         0.14         0.08
Net realized and unrealized gain on investments                0.62         1.52         1.80         1.99         1.14         0.89
                                                      -------------   ----------   ----------   ----------   ----------   ----------
Total from investment operations                               0.79         1.70         1.91         2.11         1.28         0.97
                                                      -------------   ----------   ----------   ----------   ----------   ----------
Less Distributions
Dividends from net investment income                           0.17         0.12         0.11         0.13         0.09         0.03
Distributions from realized gains on investments                  -         0.64         0.24         0.07         0.15         0.06
                                                      -------------   ----------   ----------   ----------   ----------   ----------
Total Distributions                                            0.17         0.76         0.35         0.20         0.24         0.09
                                                      -------------   ----------   ----------   ----------   ----------   ----------
Net asset value at end of period                           $  18.81     $  18.19      $ 17.25      $ 15.69      $ 13.78      $ 12.74
                                                      =============   ==========   ==========   ==========   ==========   ==========
Total Return (%) *                                              4.4 ++      10.3         12.5         15.5         10.2          8.2

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                1.26 +       1.24         1.29         1.43         1.56         1.58
Ratio of expenses to average net assets before
   expense reductions (%) **                                   1.28 +       1.26         1.32         1.48         1.63         1.58
Ratio of net investment income to average net assets (%)       1.85 +       1.18         1.14         0.94         0.79         0.62
Portfolio turnover rate (%)                                      15           12           21           14           32           30
Net assets at end of period (000 omitted)                  $100,175     $100,790      $89,740      $71,458      $47,702      $41,970

See Notes to Financial Statements.

Sentinel World Fund (A)
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

-------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                                   Eight Months
                                                          Ended 5/31/99     Year Ended     Year Ended            Ended
Class B Shares                                              (Unaudited)       11/30/98       11/30/97     11/30/96 (B)
                                                          -------------     ----------     ----------     ------------
Net asset value at beginning of period                          $ 17.92        $ 17.05        $ 15.58          $14.49
                                                          -------------     ----------     ----------     ------------
Income (loss) from Investment Operations
Net investment income (loss)                                       0.09           0.04           0.01           (0.08)
Net realized and unrealized gain on investments                    0.61           1.47           1.74            1.17
                                                          -------------     ----------     ----------     ------------
Total from investment operations                                   0.70           1.51           1.75            1.09
                                                          -------------     ----------     ----------     ------------
Less Distributions
Dividends from net investment income                               0.02              -           0.04               -
Distributions from realized gains on investments                      -           0.64           0.24               -
                                                          -------------     ----------     ----------     ------------
Total Distributions                                                0.02           0.64           0.28               -
                                                          -------------     ----------     ----------     ------------
Net asset value at end of period                                $ 18.60        $ 17.92        $ 17.05          $15.58
                                                          =============     ==========     ==========     ============
Total Return (%) *                                                  3.9++          9.2           11.5             7.5++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                    2.19+          2.23           2.16            2.56+
Ratio of expenses to average net assets before
   expense reductions (%) **                                       2.21+          2.25           2.18            2.59+
Ratio of net investment income (loss)
   to average net assets (%)                                       0.92+          0.19           0.23           (0.19)+
Portfolio turnover rate (%)                                          15             12             21              14
Net assets at end of period (000 omitted)                       $19,644        $18,163        $10,121          $3,188

See Notes to Financial Statements.
32

Sentinel World Fund (A)
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

-------------------------------------------------------------------------------------
                                                          Six Months
                                                       Ended 5/31/99    Period 5/4/98
Class C Shares                                           (Unaudited)     11/30/98 (C)
                                                       --------------  --------------
Net asset value at beginning of period                        $18.05          $19.57
                                                       --------------  --------------

Income (loss) from Investment Operations
Net investment income (loss)                                    0.08           (0.02)
Net realized and unrealized gain (loss) on investments          0.60           (1.50)
                                                       --------------  --------------
Total from investment operations                                0.68           (1.52)
                                                       --------------  --------------
Less Distributions
Dividends from net investment income                               -               -
Distributions from realized gains on investments                   -               -
                                                       --------------  --------------
Total Distributions                                                -               -
                                                       --------------  --------------
Net asset value at end of period                              $18.73          $18.05
                                                       ==============  ==============

Total Return (%) *                                               3.8++          (7.8)++
Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                 2.36+           2.20+
Ratio of expenses to average net assets before
   expense reductions (%) **                                    2.37+           2.21+
Ratio of net investment income
   to average net assets (%)                                    0.75+           0.23+
Portfolio turnover rate (%)                                       15              12
Net assets at end of period (000 omitted)                     $1,367          $1,013




(A) As of April 1, 1996 INVESCO Capital Management, Inc. became the sub-advisor to the Fund.
(B)  Commenced operations April 1, 1996.
(C)  Commenced operations May 4, 1998.
 +   Annualized
++   Not Annualized
 * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
** Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earning credits as described in Notes (2) and (1) H.

See Notes to Financial Statements.

Sentinel High Yield Bond Fund
Investment in Securities
at May 31, 1999 (Unaudited)
------------------------------------------------------------------------
                                          Principal Amount       Value
                                              (M=$1,000)        (Note 1)
------------------------------------------------------------------------
  Bonds 93.1%
  Aerospace 1.1%
  BE Aerospace 9.5%, '08                        1,000M        $1,043,750
                                                            ------------
  Automotive 5.0%
  Budget Group Inc.
   9.125%, '06                                  1,000M           971,250
  Dura Operating Corp.
   9%, '09                                        450M           444,937
  Eagle-Picher 9.375%, '08                        750M           732,188
  Exide Corp. 10%, '05                            500M           501,250
  United Rentals Inc.
   9.25%, '09                                   1,000M           998,750
  Walbro Corp. 10.125%, '07                     1,000M         1,148,750
                                                            ------------
                                                               4,797,125
                                                            ------------
  Broadcasting 0.7%
  ACME Television
   0%/10.875%, '05                                800M           691,000
                                                            ------------
  Building Materials/ Construction 0.3%
  Nortek Inc. 9.125%, '07                         250M           254,062
                                                            ------------
  Building Residential & Commercial 1.0%
  Del Webb Corporation
   9.375%, '09                                  1,000M           996,250
                                                            ------------
  Cable/Other Video Distribution 4.7%
  Avalon Cable of Michigan
   9.375%, '08                                  1,000M         1,043,750
  Echostar Communications
   9.375%, '09                                  1,000M         1,005,000
  Frontiervision 11%, '06                       1,000M         1,113,750
  Star Choice 13.0%, '05                        1,250M         1,278,125
                                                            ------------
                                                               4,440,625
                                                            ------------
  Chemicals 2.6%
  Lyondell Chemical Co.
   9.625%, '07                                    300M           304,875
  Lyondell Chemical Co.
   10.875%, '09                                   500M           511,250
  Polymer Group 9%, '07                           500M           490,000
  Polymer Group 8.75%, '08                      1,250M         1,212,500
                                                            ------------
                                                               2,518,625
                                                            ------------
  Consumer Products 2.4%
  Advance Stores 10.25%, '08                    1,000M         1,005,000
  MTS Inc. 9.375%, '05                            500M           448,750
  Simmons Co. 10.25%, '09                         800M           823,000
                                                            ------------
                                                               2,276,750
                                                            ------------
  Diversified Media 2.1%
  Ackerley Group Inc. 9%, '09                   1,000M         1,023,750
  Big Flower Press 8.625%, '08                  1,000M           958,750
                                                            ------------
                                                               1,982,500
                                                            ------------
  Energy 1.7%
  Giant Industries 9%, '07                        940M           861,275
  Petsec Energy 9.5%, '07                       1,500M           778,125
                                                            ------------
                                                               1,639,400
                                                            ------------
  Entertainment/Gaming 11.3%
  Boyd Gaming 9.5%, '07                         1,000M        $1,008,750
  Circus Circus Enterprise
   9.25%, '05                                   1,000M         1,020,000
  Coast Hotels & Casino
   9.5%, '09                                    1,000M           993,750
  Hollywood Park Inc.
   9.25%, '07                                     850M           858,500
  Horseshoe Gaming
   9.375%, '07                                  1,000M         1,026,250
  Isle of Capri Casinos
   8.75%, '09                                     625M           587,500
  Loews Cineplex 8.875%, '08                    1,000M           963,750
  Mohegan Tribal Gaming
   8.75%, '09                                   1,000M         1,008,750
* Premier Cruise, Ltd.,
   11%, '08                                     1,000M           300,000
  Premier Parks 9.25%, '06                      1,000M         1,031,250
  Regal Cinemas 9.5%, '08                       1,000M           957,500
  Station Casinos 9.75%, '07                    1,000M         1,043,750
                                                            ------------
                                                              10,799,750
                                                            ------------
  Financial Services 4.7%
  Americredit Corp. 9.875%, '06                 500M             509,375
  APP International Finance
   8.522%, '99                                  500M             495,000
  CB Richard Ellis 8.875%, '06                  1,000M           997,500
  Contifinancial 8.375%, '03                    1,000M           925,000
  Crown Castle Int'l. Corp.
   9%, '11                                      550M             541,063
  Ono Finance PLC 13%, '09                      1,000M         1,016,250
                                                            ------------
                                                               4,484,188
                                                            ------------
  Food/Restaurants 1.8%
  Aurora Foods 9.875%, '07                      1,000M         1,051,250
  FRD Acquisitions 12.5%, '04                     150M           148,313
  Sun World Int'l. 11.25%, '04                    500M           526,250
                                                               1,725,813
  Hospitals and Healthcare/
  Medical Technology 3.2%
  Biovail Corp. 10.875%, '05                    1,000M         1,026,250
  Prime Medical 8.75%, '08                      1,000M           978,750
  Triad Hospitals Hldgs
   11%, '09                                     1,000M         1,023,750
                                                            ------------
                                                               3,028,750
                                                            ------------
  Industrial 1.0%
  Tokheim Corp. 11.375%, '08                    1,000M           998,750
                                                            ------------
  Information Technology 0.6%
  Unisys Corp. 11.75%, '04                        500M           561,250
                                                            ------------
  Manufacturing 2.8%
  Delta Mills 9.625%, '07                         350M        $  347,812
  International Knife & Saw
   11.375%, '06                                   750M           768,750
  Packaging Corp. 9.625%, '09                     500M           515,000
  Transdigm Inc. 10.375%, '08                   1,000M           997,500
                                                            ------------
                                                               2,629,062
                                                            ------------
  Metals/Minerals 8.3%
* Acme Metals 10.875%, '07                      1,000M           115,000
  AK Steel Corp. 7.875%, '09                    1,000M           982,500
  Bulong Operations Pty
   12.5%, '08                                   1,000M         1,010,000
  Golden Northwest Aluminum
   12%, '06                                     1,000M         1,030,000
  Great Central 8.875%, '08                     1,250M         1,196,875
  Kaiser Aluminum
   12.75%, '03                                  1,250M         1,271,875
  National Steel Corp.
   9.875%, '09                                  1,000M         1,023,750
  NSM Steel Ltd. 12%, '06                       1,000M           200,000
  Oxford Automotive
   10.125%, '07                                 1,000M         1,038,750
                                                            ------------
                                                               7,868,750
                                                            ------------
  Oil & Gas 2.6%
  Benton Oil & Gas
   9.375%, '07                                  1,000M           738,750
  Chiles Offshore 10%, '08                      1,000M           790,000
  Energy Corp. 9.5%, '07                          500M           469,375
  Houston Exploration
   8.625%, '08                                    500M           488,125
                                                            ------------
                                                               2,486,250
                                                            ------------
  Paper 3.8%
  Domtar Inc. 9.5%, '16                         1,000M         1,081,250
  Riverwood Int'l. 10.25%, '06                    500M           509,375
  Riverwood Int'l
   10.875%, '08                                 1,000M           981,250
  Stone Containers
   10.75%, '02                                  1,000M         1,040,000
                                                            ------------
                                                               3,611,875
                                                            ------------
  Retail 3.2%
  Ames Department Stores
   10%, '06                                     1,000M           987,500
  Jitney Jungle 12%, '06  1,000M                               1,022,500
  Pathmark Stores
   9.625%, '03                                  1,000M         1,025,000
                                                            ------------
                                                               3,035,000
                                                            ------------
  Service 1.6%
  AFC Enterprises 10.25%, '07                     500M           515,000
  American Lawyer 9.75%, '07                    1,000M         1,033,750
                                                            ------------
                                                               1,548,750
                                                            ------------

                                                                     (continued)

Sentinel High Yield Bond Fund
Investment in Securities (cont'd.)
at May 31, 1999 (Unaudited)
-------------------------------------------------------------------------------
                                   Principal Amount      Value
                                      (M=$1,000)        (Note 1)
-------------------------------------------------------------------------------

Shipping/Transportation 1.8%
Greyhound Lines 11.5%, '07              1,000M        $ 1,133,750
Pegasus Shipping
 11.875%, '04                             750M            540,000
                                                    -------------
                                                        1,673,750
                                                    -------------
Telecommunications 18.9%
Alestra SA 12.125%, '06                 1,000M            960,000
American Communications
 10.25%, '08                            1,000M          1,026,250
Galaxy Telecom 12.375%, '05               750M            833,438
Global Crossings 9.625%, '08            1,000M          1,112,500
Hayes Lemmerz 9.125%, '07               1,000M          1,028,750
Hermes Europe Railtel
 10.375%, '09                           1,000M          1,025,000
Intermedia Communications
 0%/11.25%, '07                         1,575M          1,130,062
Jordan Telecom Products
 9.875%, '07                            1,000M            981,250
McLeodUSA Inc.
 0%/10.5%, '07                            450M            343,125
McLeodUSA Inc.
 8.125%, '09                            1,000M            932,500
Metronet Communications
 0%/9.95%, '08                          1,500M          1,111,875
Microcell Telecommunications
 0%/12%, '09                            2,000M          1,100,000
Nextel Communications
 0%/9.95%, '08                          1,500M          1,035,000
Pegasus Communications
 9.625%, '05                            1,500M          1,537,500
RCN Corp. 0%/11.125%, '07               1,525M          1,017,938
Rural Cellular Corp.
 9.625%, '08                            1,000M          1,035,000
Tritel Pcs Inc. 0%/12.75%, '09            450M            224,437
Triton Pcs Inc. 0%/11%, '08               900M            543,375
Verio Inc. 10.375%, '05                 1,000M          1,031,250
                                                    -------------
                                                       18,009,250
                                                    -------------
Wireless Communications 5.9%
Comcast Cellular 9.5%, '07              1,000M          1,121,250
Price Communications
 9.125%, '06                            1,000M          1,043,750
Price Comm. Cellular
 11.25%, '08                            1,061M          1,090,113
SFX Entertainment
 9.125%, '08                            1,000M          1,000,000
Telewest Communications
 0%/11.0%, '07                          1,500M          1,331,250
                                                    -------------
                                                        5,586,363
                                                    -------------
Total Bonds
 (Cost $91,669,013)                                    88,687,638
                                                    -------------

Corporate Convertible Bonds 0.6%
Industrial 0.6%
Exide Corp. 2.9%, '05
 (Cost $665,432)                        1,000M            602,500
                                                    -------------

-------------------------------------------------------------------------------
                                        Shares          Value
                                                       (Note 1)
-------------------------------------------------------------------------------
Preferred Stocks 3.0%
Cable/Other Video Distribution 1.9%
Adelphia Communications
 13%                                     6,500        $   742,625
CSC Holdings
 11.125%                                 9,003          1,044,348
                                                    -------------
                                                        1,786,973
                                                    -------------
Telecommunications 1.1%
Rural Cellular Corp.
 11.375%                                 1,118          1,091,364
                                                    -------------
Total Preferred Stocks
 (Cost $2,732,590)                                      2,878,337
                                                    -------------

Repurchase Agreements 1.3%
Repurchase agreement with State Street
Bank dated 5/28/99 at 3.25% to be
repurchased at $1,177,425 on 06/01/99,
collateralized by a $1,265,000 U.S.
Treasury Note due 5/25/00 valued at
$1,204,913
 (Cost $1,177,000)                                     1,177,000
                                                    -------------
Total Investments
 (Cost $96,244,035)**                                 93,345,475

Excess of Other Assets
 Over Liabilities 2.0%                                 1,944,570
                                                    -------------
Net Assets                                           $95,290,045
                                                    =============

-------------------------------------------------------------------------------
 *   Bond in default.
** Also cost for federal income tax purposes. At May 31, 1999 unrealized depreciation for federal income tax purposes aggregated $2,898,560 of which $1,944,451 related to appreciated securities and $4,843,011 related to depreciated securities.

                                              See Notes to Financial Statements.

Sentinel High Yield Bond Fund
Statement of Assets and Liabilities
at May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value                                          $  93,345,475
Cash and cash equivalents                                               844
Receivable for fund shares sold                                     621,894
Receivable for interest and dividends                             2,118,343
                                                             --------------
   Total Assets                                                  96,086,556
                                                             --------------

Liabilities
Payable for securities purchased                                     30,914
Payable for fund shares repurchased                                 638,023
Accrued expenses                                                     14,298
Management fee payable                                               60,863
Distribution fee payable (Class A Shares)                            10,489
Distribution fee payable (Class B Shares)                            32,427
Distribution fee payable (Class C Shares)                             2,063
Fund service fee payable                                              7,434
                                                             --------------
   Total Liabilities                                                796,511
                                                             --------------
Net Assets Applicable to Outstanding Shares                   $  95,290,045
                                                             ==============

Net Asset Value and Offering Price per Share
   Class A Shares
$32,459,861 / 3,420,400 shares outstanding                    $        9.49
Sales Charge -- 4.00% of offering price                                0.40
                                                             --------------
Maximum Offering Price                                        $        9.89
                                                             ==============

   Class B Shares
$60,372,282 / 6,366,783 shares outstanding                    $        9.48
                                                             ==============

   Class C Shares
$2,457,902 / 258,981 shares outstanding                       $        9.49
                                                             ==============

Net Assets Represent
Capital stock at par value                                    $     100,462
Paid-in capital                                                 102,716,136
Accumulated undistributed net investment income                       3,582
Accumulated undistributed net realized loss
   on investments                                                (4,631,575)
Unrealized depreciation of investments                           (2,898,560)
                                                             --------------
Net Assets                                                    $  95,290,045
                                                             ==============
Investments at Cost                                           $  96,244,035
                                                             ==============
Sentinel High Yield Bond Fund
Statement of Operations
For the Six Months Ended May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Dividends                                                     $     176,660
Interest                                                          4,476,981
                                                             --------------
    Total Income                                                  4,653,641
                                                             --------------
Expenses:
Management advisory fee                                             349,559
Transfer agent and custodian                                         62,507
Distribution expense (Class A Shares)                                32,139
Distribution expense (Class B Shares)                               197,254
Distribution expense (Class C Shares)                                12,253
Accounting services                                                  13,290
Auditing fees                                                         3,025
Legal fees                                                            1,475
Reports and notices to shareholders                                   1,825
Registration and filing fees                                         17,100
Directors' fees and expenses                                          4,276
Other                                                                15,522
                                                             --------------
    Total Expenses                                                  710,225
    Expense Offset                                                   (2,757)
                                                             --------------
    Net Expenses                                                    707,468
                                                             --------------
Net Investment Income                                             3,946,173
                                                             --------------
Realized and Unrealized Gain (Loss) on Investments
Net realized loss on sales of investments                        (3,141,183)
Net change in unrealized depreciation                               581,651
                                                             --------------
Net Realized and Unrealized Gain (Loss) on Investments           (2,559,532)
                                                             --------------
Net Increase in Net Assets from Operations                    $   1,386,641
                                                             ==============
See Notes to Financial Statements.

Sentinel High Yield Bond Fund
Statement of Changes in Net Assets

-------------------------------------------------------------------------------------------------

                                                                Six Months                 Year
                                                                     Ended                Ended
                                                                   5/31/99             11/30/98
                                                               (Unaudited)
                                                              ------------         ------------
Increase in Net Assets from Operations
Net investment income                                         $  3,946,173         $  5,889,537
Net realized loss on sales of investments                       (3,141,183)          (1,490,419)
Net change in unrealized appreciation (depreciation)               581,651           (4,106,785)
                                                              -------------        -------------
Net increase in net assets from operations                       1,386,641              292,333
                                                              -------------        -------------
Distributions to Shareholders
From net investment income
   Class A Shares                                               (1,401,820)          (2,030,629)
   Class B Shares                                               (2,452,690)          (3,810,264)
   Class C Shares                                                  (93,077)             (47,427)
From net realized gain on investments
   Class A Shares                                                        -             (106,907)
   Class B Shares                                                        -             (291,716)
   Class C Shares                                                        -                    -
                                                              -------------        -------------
Total distributions to shareholders                             (3,947,587)          (6,286,943)
                                                              -------------        -------------

From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                                                5,367,099           25,055,794
   Class B Shares                                                8,559,526           28,434,192
   Class C Shares                                                  988,803            1,996,985
Net asset value of shares in reinvestment
    of dividends and distributions
   Class A Shares                                                  907,693            1,504,347
   Class B Shares                                                1,005,391            1,375,149
   Class C Shares                                                   86,965               43,607
                                                              -------------        -------------
                                                                16,915,477           58,410,074
Less: Payments for shares reacquired
   Class A Shares                                               (4,044,373)          (4,351,448)
   Class B Shares                                               (3,497,768)          (3,955,134)
   Class C Shares                                                 (508,524)             (14,589)
                                                              -------------        -------------
Increase in net assets from capital share transactions           8,864,812           50,088,903
                                                              -------------        -------------
Total Increase in Net Assets for period                          6,303,866           44,094,293
Net Assets: Beginning of period                                 88,986,179           44,891,886
                                                              -------------        -------------
Net Assets: End of period                                     $ 95,290,045         $ 88,986,179
                                                              =============        =============

Accumulated undistributed Net Investment
  Income at End of Period                                     $      3,582         $      4,996
                                                              =============        =============

See Notes to Financial Statements.

Sentinel High Yield Bond Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

-------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                          Ended 5/31/99               Year Ended           Period Ended
Class A Shares                                              (Unaudited)                 11/30/98           11/30/97 (A)
                                                        ----------------         ----------------       ----------------
Net asset value at beginning of period                          $  9.75                  $ 10.41                $ 10.00
                                                        ----------------         ----------------       ----------------

Income from Investment Operations
Net investment income                                              0.42                     0.87                   0.32
Net realized and unrealized gain (loss) on investments            (0.26)                   (0.58)                  0.41
                                                        ----------------         ----------------       ----------------
Total from investment operations                                   0.16                     0.29                   0.73
                                                        ----------------         ----------------       ----------------

Less Distributions
Dividends from net investment income                               0.42                     0.86                   0.32
Distributions from realized gains on investments                      -                     0.09                      -
                                                        ----------------         ----------------       ----------------
Total Distributions                                                0.42                     0.95                   0.32
                                                        ----------------         ----------------       ----------------
Net asset value at end of period                                $  9.49                  $  9.75                $ 10.41
                                                        ================         ================       ================

Total Return (%) *                                                  1.7++                    2.7                    7.3++
Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                    1.27+                    1.26                   1.20+
Ratio of expenses to average net assets before
   expense reductions (%) **                                       1.28+                    1.28                   1.26+
Ratio of net investment income to average net assets (%)           8.69+                    8.42                   7.80+
Portfolio turnover rate (%)                                          67                      139                    133
Net assets at end of period (000 omitted)                       $32,460                  $31,120                $11,084

See Notes to Financial Statements.

Sentinel High Yield Bond Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

-------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                          Ended 5/31/99               Year Ended           Period Ended
Class B Shares                                              (Unaudited)                 11/30/98           11/30/97 (A)
                                                        ----------------         ----------------       ----------------
Net asset value at beginning of period                          $  9.74                  $ 10.40                $ 10.00
                                                        ----------------         ----------------       ----------------
Income (loss) from Investment Operations
Net investment income                                              0.40                     0.84                   0.32
Net realized and unrealized gain (loss) on investments            (0.26)                   (0.57)                  0.39
                                                        ----------------         ----------------       ----------------
Total from investment operations                                   0.14                     0.27                   0.71
                                                        ----------------         ----------------       ----------------
Less Distributions
Dividends from net investment income                               0.40                     0.84                   0.31
Distributions from realized gains on investments                      -                     0.09                      -
                                                        ----------------         ----------------       ----------------
Total Distributions                                                0.40                     0.93                   0.31
                                                        ----------------         ----------------       ----------------
Net asset value at end of period                                $  9.48                  $  9.74                $ 10.40
                                                        ================         ================       ================
Total Return (%) *                                                  1.5++                    2.4                    7.2++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                    1.61+                    1.49                   1.30+
Ratio of expenses to average net assets before
   expense reductions (%) **                                       1.62+                    1.52                   1.34+
Ratio of net investment income to average net assets (%)           8.34+                    8.19                   7.70+
Portfolio turnover rate (%)                                          67                      139                    133
Net assets at end of period (000 omitted)                       $60,372                  $55,911                $33,808

See Notes to Financial Statements.

Sentinel High Yield Bond Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

-------------------------------------------------------------------------------------------------
                                                            Six Months
                                                         Ended 5/31/99            Period 5/4/98
Class C Shares                                             (Unaudited)             11/30/98 (B)
                                                       ----------------        ----------------
Net asset value at beginning of period                          $ 9.75                  $10.70
                                                       ----------------        ----------------
Income (loss) from Investment Operations
Net investment income                                             0.34                    0.41
Net realized and unrealized gain (loss) on investments           (0.24)                  (0.91)
                                                       ----------------        ----------------
Total from investment operations                                  0.10                   (0.50)
                                                       ----------------        ----------------
Less Distributions
Dividends from net investment income                              0.36                    0.45
Distributions from realized gains on investments                     -                       -
                                                       ----------------        ----------------
Total Distributions                                               0.36                    0.45
                                                       ----------------        ----------------
Net asset value at end of period                                $ 9.49                  $ 9.75
                                                       ================        ================

Total Return (%) *                                                 1.1++                  (4.7)++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                   2.46+                   2.05+
Ratio of expenses to average net assets before
   expense reductions (%) **                                      2.47+                   2.06+
Ratio of net investment income to average net assets (%)          7.49+                   7.63+
Portfolio turnover rate (%)                                         67                     139
Net assets at end of period (000 omitted)                       $2,458                  $1,956






(A)  Commenced operations June 23, 1997.
(B)  Commenced operations May 4, 1998.
 +   Annualized
++   Not Annualized
 * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
** Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earnings credits as described in Notes (2) and (1) H.

See Notes to Financial Statements.

Sentinel Bond Fund
Investment in Securities
at May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                             Principal Amount        Value
                                                (M=$1,000)         (Note 1)
--------------------------------------------------------------------------------
U.S.Government Obligations 47.0%
U.S. Treasury Obligations 20.4%
5-Year
 Note 5.25%, '04                                   1,500M        $ 1,478,775
                                                               --------------
10-Year:
 Note 7%, '06                                      1,250M          1,335,625
 Note 4.750%, '08                                  7,000M          6,514,060
                                                               --------------
                                                                   7,849,685
                                                               --------------
30-Year:
 Note 7.2%, '16                                    2,000M          2,236,280
 Note 6%, '26                                      1,500M          1,489,950
 Note 5.25%, '29                                   9,000M          8,266,140
                                                               --------------
                                                                  11,992,370
                                                               --------------
Total U.S. Treasury Obligations                                   21,320,830
                                                               --------------
U.S. Government Agency Obligations 26.6%
Federal Home Loan Mortgage Corporation 1.2%
30-Year
 8.0%, '08                                         1,131M          1,197,207
                                                               --------------
Federal National Mortgage Association 24.6%
Agency Discount Note:
 4.77%, 08/17/99                                   9,000M          8,908,178
                                                               --------------
15-Year:
 7.5%, '04                                           398M            406,608
                                                               --------------
30-Year:
 7%, '28                                           1,272M          1,274,095
 7%, '28                                           2,315M          2,317,406
 7%, '29                                           2,926M          2,930,185
 7%, '29                                           1,997M          1,999,707
 8.5%, '28                                         1,968M          2,067,530
 8.5%, '26                                         1,923M          2,020,551
 10%, '17                                            600M            648,723
 10%, '17                                            746M            807,054
 6%, '28                                           1,086M          1,035,112
 9.5%, '24                                         1,010M          1,078,873
                                                               --------------
                                                                  16,179,236
                                                               --------------
Total Federal National
 Mortgage Association                                             25,494,022
                                                               --------------
Government National
 Mortgage Association 0.8%
15-year:
 7%, '09                                             834M            854,191
                                                               --------------
30-year:
 13%, '11                                              7M              8,515
 13%, '13                                              1M                600
                                                               --------------
                                                                       9,115
                                                               --------------
Total Government National
 Mortgage Association                                                863,306
                                                               --------------
Total U.S. Government
 Agency Obligations                                               27,554,535
                                                               --------------
Total U.S. Government Obligations
 (Cost $50,191,667)                                               48,875,365
                                                               --------------
Bonds 59.4%
Automobile & Auto Parts 2.9%
General Motors 7.1%, '06                           1,000M        $ 1,015,000
TRW Inc. 7.125%, '09                               2,000M          1,975,000
                                                               --------------
                                                                   2,990,000
                                                               --------------
Building Materials/Construction 2.1%
Owens Corning 7.5%, '05                            2,200M          2,200,000
                                                               --------------
Chemicals 3.5%
IMC Global Inc. 7.4%, '02                          2,000M          2,027,500
Lubrizol Corp. 5.875%, '08                         1,750M          1,625,313
                                                               --------------
                                                                   3,652,813
                                                               --------------
Financial Institutions 8.2%
First Union Corp.
 6.824%, '26                                       2,325M          2,394,750
Household Finance Corp.
 5.875%, '04                                       1,000M            972,500
Lehman Brothers Holdings
 8.5%, '15                                         3,000M          3,195,000
Salomon Brothers 6.25%, '05                        2,000M          1,935,000
                                                               --------------
                                                                   8,497,250
                                                               --------------
Foreign Financial Institutions 2.8%
Banque National de Paris
 7.738%, '49                                       1,500M          1,456,875
Societe Generale 7.64%, '49                        1,500M          1,443,750
                                                               --------------
                                                                   2,900,625
                                                               --------------
Foreign Industrial 6.0%
Ahold Finance 6.25%, '09                           2,750M          2,633,125
Akzo Nobel Inc. 6%, '03                            1,000M            975,000
Laidlaw Inc. 7.65%, '06                            2,625M          2,582,344
                                                               --------------
                                                                   6,190,469
                                                               --------------
Foreign Utilities - Electric 5.5%
Israel Electric Corp.
 7.75%, '09                                        2,850M          2,892,750
Korea Electric Power
 7.75%, '13                                        1,000M            923,750
Korea Electric Power
 6.75%, '27                                        1,000M            942,500
Korea Electric Power
 7%, '27                                           1,000M            940,000
                                                               --------------
                                                                   5,699,000
                                                               --------------
Industrial - Transportation 1.6%
ERAC USA Finance
 6.625%, '06                                       1,750M          1,699,687
                                                               --------------
Lodging 1.6%
Marriott Int'l. Inc.
 6.625%, '03                                       1,750M          1,715,000
                                                               --------------
Oil Field Equipment & Services 1.4%
Nabors Industries Inc.
 6.8%, '04                                         1,500M          1,488,750
                                                               --------------
Oil & Gas 1.4%
Union Pacific Resources
 7.3%, '09                                         1,500M          1,466,250
                                                               --------------
Technology 2.3%
Lucent Technologies
 6.45%, '29                                        2,500M          2,350,000
                                                               --------------
Telecommunications 10.2%
AT&T Corp. 6.5%, '29                               2,600M      $   2,421,250
Comsat 8.05%, '06                                  2,000M          2,177,540
MCI Worldcom Inc.
 6.4%, '05                                         2,000M          1,962,500
Sprint Capital Corp.
 6.875%, '28                                       2,000M          1,882,500
US West Capital Funding
 6.25%, '05                                        2,250M          2,176,875
                                                               --------------
                                                                  10,620,665
                                                               --------------
Tobacco 1.7%
Dimon Inc. 8.875%, '06                             1,860M          1,715,850
                                                               --------------
Utilities - Electric 8.2%
Calenergy Co. 7.52%, '08                           2,250M          2,300,625
Cleveland Electric
 7.67%, '04                                        2,000M          2,057,500
CMS Energy Corp.
 6.75%, '04                                        1,000M            960,000
Waterford 3 Funding
 8.09%, '17                                        3,213M          3,256,998
                                                               --------------
                                                                   8,575,123
                                                               --------------
Total Bonds
 (Cost $62,714,082)                                               61,761,482
                                                               --------------
Corporate Short-Term Notes 4.8%
American Express 4.87%,
 06/02/99                                          2,000M          1,999,729
Ford Motor Credit 4.84%,
 07/08/99                                          3,000M          2,985,077
                                                               --------------
Total Corporate Short-Term Notes
 (Cost $4,984,806)                                                 4,984,806
                                                               --------------
Total Investments
 (Cost $117,890,555)*                                            115,621,653

Excess of Liabilities
  Over Other Assets (11.2%)                                      (11,707,177)
                                                               ---------------
Net Assets                                                     $ 103,914,476
                                                               ==============

--------------------------------------------------------------------------------

** Cost for federal income tax purposes is substantially similar. At May 31, 1999, unrealized depreciation for federal income tax purposes aggregated $2,268,902 of which $830,187 related to appreciated securities and $3,099,089 related to depreciated securities.

                                              See Notes to Financial Statements.

Sentinel Bond Fund
Statement of Assets and Liabilities
at May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value                                   $ 115,621,653
Cash and cash equivalents                                  1,152,950
Receivable for securities sold                               991,140
Receivable for fund shares sold                               82,450
Receivable for interest                                    1,453,586
Receivable from fund administrator                           118,084
                                                     ----------------
   Total Assets                                          119,419,863
                                                     ----------------

Liabilities
Payable for securities purchased                          15,231,518
Payable for fund shares repurchased                          140,038
Accrued expenses                                              34,372
Management fee payable                                        47,027
Distribution fee payable (Class A Shares)                     25,042
Distribution fee payable (Class B Shares)                     16,898
Fund service fee payable                                      10,492
                                                     ----------------
   Total Liabilities                                      15,505,387
                                                     ----------------
Net Assets Applicable to Outstanding Shares            $ 103,914,476
                                                     ================

Net Asset Value and Offering Price per Share
   Class A Shares
$84,440,005 / 13,798,858 shares outstanding            $        6.12
Sales Charge-- 4.00% of offering price                          0.26
                                                     ----------------
Maximum Offering Price                                 $        6.38
                                                     ================

   Class B Shares
$19,474,471 / 3,174,951 shares outstanding             $        6.13
                                                     ================

Net Assets Represent
Capital stock at par value                             $     169,738
Paid-in capital                                          110,231,724
Accumulated distributions in excess of
   net investment income                                      (5,802)
Accumulated undistributed net realized loss
   on investments                                         (4,212,282)
Unrealized depreciation of investments                    (2,268,902)
                                                     ----------------
Net Assets                                             $ 103,914,476
                                                     ================

Investments at Cost                                    $ 117,890,555
                                                     ================

Sentinel Bond Fund
Statement of Operations
For the Six Months Ended May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Interest                                               $   3,641,205
                                                     ----------------
Expenses:
Management advisory fee                                      282,578
Transfer agent and custodian                                  75,743
Distribution expense (Class A Shares)                         88,570
Distribution expense (Class B Shares)                         92,260
Accounting services                                           15,225
Auditing fees                                                  4,360
Legal fees                                                     1,825
Reports and notices to shareholders                            3,250
Registration and filing fees                                  21,094
Directors' fees and expenses                                   4,890
Other                                                          1,158
                                                     ----------------
    Total Expenses                                           590,953
    Expense Reimbursement                                   (118,084)
    Expense Offset                                           (11,453)
                                                     ----------------
    Net Expenses                                             461,416
                                                     ----------------
Net Investment Income                                      3,179,789
                                                     ----------------

Realized and Unrealized Loss on Investments
Net realized loss on sales of investments                   (412,379)
Net change in unrealized depreciation                     (5,166,454)
                                                     ----------------
Net Realized and Unrealized Loss on Investments           (5,578,833)
                                                     ----------------
Net Decrease in Net Assets from Operations             $  (2,399,044)
                                                     ================
See Notes to Financial Statements.      See Notes to Financial Statements.

Sentinel Bond Fund
Statement of Changes in Net Assets

-------------------------------------------------------------------------------------------------

                                                                 Six Months                  Year
                                                                      Ended                 Ended
                                                                    5/31/99              11/30/98
                                                                (Unaudited)
                                                            ----------------      ----------------
Increase (Decrease) in Net Assets from Operations
Net Investment income                                         $   3,179,789         $   6,202,098
Net realized gain (loss) on sales of investments                   (412,379)              528,645
Net change in unrealized appreciation (depreciation)             (5,166,454)              759,337
                                                            ----------------      ----------------
Net increase (decrease) in net assets from operations            (2,399,044)            7,490,080
                                                            ----------------      ----------------
Distributions to Shareholders
From net investment income
  Class A Shares                                                 (2,688,437)           (5,570,866)
  Class B Shares                                                   (479,754)             (610,309)
From net realized gain on investments
  Class A Shares                                                          -                     -
  Class B Shares                                                          -                     -
                                                            ----------------      ----------------
Total distributions to shareholders                              (3,168,191)           (6,181,175)
                                                            ----------------      ----------------
From Capital Share Transactions
Net proceeds from sales of shares
  Class A Shares                                                  7,311,404            15,581,402
  Class B Shares                                                  5,292,699            10,004,831
Net asset value of shares in reinvestment
    of dividends and distributions
  Class A Shares                                                  1,799,947             3,791,071
  Class B Shares                                                    346,702               396,798
                                                            ----------------      ----------------
                                                                 14,750,752            29,774,102
Less: Payments for shares reacquired
  Class A Shares                                                (10,386,835)          (18,008,356)
  Class B Shares                                                 (1,779,919)           (2,048,004)
                                                            ----------------      ----------------
Increase in net assets from capital share transactions            2,583,998             9,717,742
                                                            ----------------      ----------------
Total Increase (Decrease) in Net Assets for period               (2,983,237)           11,026,647
Net Assets: Beginning of period                                 107,897,713            96,871,066
                                                            ----------------      ----------------
Net Assets: End of period                                     $ 104,914,476         $ 107,897,713
                                                            ================      ================

Distributions in Excess of Net Investment Income
   at End of Period                                           $      (5,802)        $     (11,851)
                                                            ================      ================


See Notes to Financial Statements.

Sentinel Bond Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

------------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                           Ended 5/31/99   Year Ended Year Ended Year Ended  Year Ended  Year Ended
Class A Shares                                               (Unaudited)     11/30/98   11/30/97   11/30/96    11/30/95    11/30/94
                                                          --------------   ----------   --------   --------    --------    --------
Net asset value at beginning of period                           $  6.45      $  6.36    $  6.35    $  6.49    $   5.85     $  6.90
                                                          --------------   ----------   --------   --------    --------    --------
Income from Investment Operations
Net investment income                                               0.19         0.40       0.40       0.41        0.42        0.39
Net realized and unrealized gain (loss) on investments             (0.33)        0.09       0.01      (0.14)       0.64       (0.70)

Total from investment operations                                   (0.14)        0.49       0.41       0.27        1.06       (0.31)
                                                          --------------   ----------   --------   --------    --------    ---------
Less Distributions
Dividends from net investment income                                0.19         0.40       0.40       0.41        0.42        0.39
Distributions from realized gains on investments                       -            -          -          -           -        0.35
                                                          --------------   ----------   --------   --------    --------    --------
Total Distributions                                                 0.19         0.40       0.40       0.41        0.42        0.74

Net asset value at end of period                                 $  6.12      $  6.45    $  6.36    $  6.35    $   6.49     $  5.85
                                                          ==============   ==========  =========   ========   =========   =========

Total Return (%) *                                                  (2.2)++       8.0        6.7        4.5        18.8        (4.9)
Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                     0.71+        0.77       0.97       0.98        0.99        0.98
Ratio of expenses to average net assets before
   expense reductions (%) **                                        0.95+        0.95       0.99       1.00        1.03        0.98
Ratio of net investment income to average net assets (%)            6.08+        6.26       6.37       6.46        6.81        6.34
Ratio of net investment income to average net assets before
   voluntary expense reimbursements (%)                             5.86+        6.11       6.37       6.46        6.81        6.34
Portfolio turnover rate (%)                                          125          147        130        176         237         133
Net assets at end of period (000 omitted)                        $84,440      $91,297    $88,756    $99,408    $108,755     $80,487

See Notes to Financial Statements.
44

Sentinel Bond Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

--------------------------------------------------------------------------------------------------------------------------------
                                                                Six Months                                               Eight
                                                             Ended 5/31/99          Year Ended      Year Ended    Months Ended
Class B Shares                                                 (Unaudited)            11/30/98        11/30/97    11/30/96 (A)
                                                             -------------          ----------      ----------    ------------
Net asset value at beginning of period                             $  6.46             $  6.38          $ 6.36          $ 6.30
                                                             -------------          ----------      ----------    ------------

Income from Investment Operations
Net investment income                                                 0.16                0.34            0.34            0.21
Net realized and unrealized gain (loss) on investments               (0.33)               0.08            0.02            0.06
                                                             -------------          ----------      ----------    ------------
Total from investment operations                                     (0.17)               0.42            0.36            0.27
                                                             -------------          ----------      ----------    ------------

Less Distributions
Dividends from net investment income                                  0.16                0.34            0.34            0.21
Distributions from realized gains on investments                         -                   -               -               -
                                                             -------------          ----------      ----------    ------------
Total Distributions                                                   0.16                0.34            0.34            0.21
                                                             -------------          ----------      ----------    ------------
Net asset value at end of period                                   $  6.13             $  6.46          $ 6.38          $ 6.36
                                                             =============          ==========      ==========    ============
Total Return (%) *                                                    (2.6)++              6.8             5.9             4.5++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                       1.61+               1.64            1.87            2.16+
Ratio of expenses to average net assets before
   expense reductions (%) **                                          1.85+               1.84            1.90            2.18+
Ratio of net investment income to average net assets (%)              5.18+               5.40            5.46            5.28+
Ratio of net investment income to average net assets before
   voluntary expense reimbursements (%)                               4.96+               5.22            5.46            5.28+
Portfolio turnover rate (%)                                            125                 147             130             176
Net assets at end of period (000 omitted)                          $19,474             $16,601          $8,115          $4,714




(A)  Commenced operations April 1, 1996.
 +   Annualized
++   Not Annualized
 * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
** Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earnings credits as described in Notes (2) and (1) H.

See Notes to Financial Statements.

#

Sentinel Government Securities Fund
Investment in Securities
at May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                               Principal Amount       Value
                                                  (M=$1,000)         (Note 1)
--------------------------------------------------------------------------------
U.S. Government Obligations 127.6%
U.S. Treasury Obligations 37.6%
10-Year:
 Note 4.75%, '08                                    9,000M         $  8,375,220
                                                                 ---------------
30-Year:
 Note 5.25%, '29                                   20,000M           18,369,200
                                                                 ---------------
Total U.S. Treasury Obligations                                      26,744,420
                                                                 ---------------
U.S. Government Agency Obligations 90.0%
Federal Home Loan Mortgage Corporation 30.5%
Agency Discount Note:
 4.72%, 07/14/99                                   20,000M           19,887,245
                                                                 ---------------
15-Year:
 9.5%, '05                                            400M              420,481
 9%, '06                                              111M              114,341
 6.5%, '07                                          1,012M            1,028,517
                                                                 ---------------
                                                                      1,563,339
                                                                 ---------------
30-Year:
 8.25%, '05                                            60M               63,821
 11%, '09                                              10M               10,925
 11%, '15                                              30M               33,796
 11%, '15                                              22M               23,889
 11%, '15                                              31M               33,960
 11%, '16                                               5M                5,302
 11%, '17                                               7M                8,342
 11%, '17                                              75M               82,993
                                                                 ---------------
                                                                        263,028
                                                                 ---------------
Total Federal Home Loan
 Mortgage Corporation                                                21,713,612
                                                                 ---------------
Federal National Mortgage Association 45.9%
15-Year:
 8.25%, '02                                            54M               55,608
 9.75%, '04                                           188M              198,929
 7.75%, '05                                         1,279M            1,335,744
 8%, '09                                            1,444M            1,497,265
                                                                 ---------------
                                                                      3,087,546
                                                                 ---------------
30-Year:
 9.25%, '09                                           220M              235,287
 8%, '16                                              419M              439,572
 10.5%, '17                                         1,228M            1,347,188
 10%, '18                                             825M              892,564
 10%, '19                                             464M              497,546
 10.5%, '19                                         1,408M            1,545,164
 7.5%, '20                                          1,307M            1,335,495
 7.75%, '20                                         2,257M            2,324,264
 7%, '21                                            1,727M            1,731,042
 10%, '24                                           1,508M            1,631,939
 6%, '25                                            1,003M              961,675
 9%, '25                                            1,088M            1,154,663
 9%, '25                                            2,578M            2,734,658
 9.5%, '25                                          1,507M            1,608,980
 8%, '27                                            1,037M            1,076,608
 6%, '28                                            2,953M            2,813,518
 7.5%, '28                                          1,813M            1,853,045
 8%, '28                                            1,936M            2,010,810
 8%, '28                                              987M            1,025,162
 6%, '29                                            2,523M            2,400,613
                                                                 ---------------
                                                                     29,619,793
                                                                 ---------------
Total Federal National
 Mortgage Association                                                32,707,339
                                                                 ---------------

Government National
 Mortgage Association 13.6%
10-Year:
 7%, '03                                              505M         $    517,338
 7%, '03                                              711M              728,871
                                                                 ---------------
                                                                      1,246,209
                                                                 ---------------
15-Year:
 10%, '01                                               9M                9,947
                                                                 ---------------
30-Year:
 7.8%, '19                                            890M              929,585
 7.8%, '19                                            117M              122,133
 7.8%, '19                                            450M              469,706
 7.8%, '20                                            458M              478,668
 7.8%, '20                                            392M              409,426
 7.8%, '20                                            293M              305,320
 6.5%, '26                                          3,871M            3,801,044
 5.5%, '29                                          2,100M            1,920,919
                                                                 ---------------
                                                                      8,436,801
                                                                 ---------------
Total Government National
 Mortgage Association                                                 9,692,957
                                                                 ---------------
Total U.S. Government
 Agency Obligations                                                  64,113,908
                                                                 ---------------
Total U.S. Government Obligations
 (Cost $92,587,703)                                                  90,858,328
                                                                 ---------------

Corporate Short-Term Notes 10.4%
American Express
 4.82%, 08/16/99                                    3,500M         $  3,464,386
G.E. Capital Corp.
 4.81%, 07/12/99                                    2,500M            2,486,305
General Motors Accept. Corp.
 4.76%, 06/02/99                                    1,500M            1,499,801
                                                                 ---------------
 (Cost $7,450,492)                                                    7,450,492
                                                                 ---------------
Total Investments
 (Cost $100,038,195)*                                                98,308,820

Excess of Liabilities
 Over Other Assets (38.0%)                                          (27,088,787)
                                                                 ---------------
Net Assets                                                         $ 71,220,033
                                                                 ---------------

--------------------------------------------------------------------------------
* Also cost for federal income tax purposes. At May 31, 1999 unrealized depreciation for federal income tax purposes aggregated $1,729,375 of which $235,250 related to appreciated securities and $1,964,625 related to depreciated securities.

See Notes to Financial Statements.
46

Sentinel Government Securities Fund
Statement of Assets and Liabilities
at May 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
Assets
Investments at value                                   $  98,308,820
Cash and cash equivalents                                     86,801
Receivable for securities sold                            19,020,492
Receivable for fund shares sold                                2,082
Receivable for interest                                      403,138
Receivable fund administrator                                 41,538
                                                         -----------
   Total Assets                                          117,862,871
                                                         -----------
Liabilities
Payable for securities purchased                          46,547,348
Payable for fund shares repurchased                           10,419
Accrued expenses                                              22,896
Management fee payable                                        32,114
Distribution fee payable                                      22,337
Fund service fee payable                                       7,724
                                                          ----------
   Total Liabilities                                      46,642,838
                                                          ----------
Net Assets Applicable to Outstanding Shares            $  71,220,033
                                                       =============

Net Asset Value and Offering Price Per Share
$71,220,033 / 7,195,923 shares outstanding             $        9.90
Sales Charge -- 4.00% of Offering Price                         0.41
                                                       -------------
Maximum Offering Price Per Share                       $       10.31
                                                       =============

Net Assets Represent
Capital stock at par value                             $      71,959
Paid-in capital                                           77,116,463
Accumulated distributions in excess of
   net investment income                                      (9,279)
Accumulated undistributed net realized loss
 on investments                                           (4,229,735)
Unrealized depreciation of investments                    (1,729,375)
                                                          -----------
Net Assets                                             $  71,220,033
                                                       =============

Investments at Cost                                    $ 100,038,195
                                                       =============

Sentinel Government Securities Fund
Statement of Operations
For the six Months Ended May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Interest                                               $   2,512,776
                                                       -------------
Expenses:
Management advisory fee                                      194,678
Transfer agent and custodian                                  60,767
Distribution expense                                          73,725
Accounting services                                           10,400
Auditing fees                                                  2,500
Legal fees                                                     1,200
Reports and notices to shareholders                            2,500
Registration and filing fees                                  11,713
Directors' fees and expenses                                   3,401
Other                                                          1,783
                                                               -----
    Total Expenses                                           362,667
    Expense Reimbursement                                    (41,538)
    Expense Offset                                            (5,167)
                                                              -------
    Net Expenses                                             315,962
                                                             -------
Net Investment Income                                      2,196,814
                                                           ---------
Realized and Unrealized Loss on Investments
Net realized loss on sales of investments                 (1,285,042)
Net change in unrealized depreciation                     (2,791,050)
                                                          -----------
Net Realized and Unrealized Loss on Investments           (4,076,092)
                                                          -----------
Net Decrease in Net Assets from Operations             $  (1,879,278)
                                                       ==============
See Notes to Financial Statements.

Sentinel Government Securities Fund
Statement of Changes in Net Assets

-----------------------------------------------------------------------------------------------

                                                                Six Months                 Year
                                                                     Ended                Ended
                                                                   5/31/99             11/30/98
                                                                (Unaudited)
                                                              ------------         ------------
Increase (Decrease) in Net Assets from Operations
Net investment income                                         $  2,196,814         $  4,482,787
Net realized gain (loss) on sales of investments                (1,285,042)           2,896,784
Net change in unrealized depreciation                           (2,791,050)            (277,519)
                                                              ------------         ------------
Net increase (decrease) in net assets from operations           (1,879,278)           7,102,052
                                                              ------------         ------------

Distributions to Shareholders
From net investment income                                      (2,185,843)          (4,425,304)
From  net realized gain on investments                                   -                    -
                                                              ------------         ------------
Total distributions to shareholders                             (2,185,843)          (4,425,304)
                                                              ------------         ------------

From Capital Share Transactions
Net proceeds from sales of shares                                8,883,569           12,434,900
Net asset value of shares in reinvestment
    of dividends and distributions                               1,698,766            3,445,346
                                                              ------------         ------------
                                                                10,582,335           15,880,246
Less: Payments for shares reacquired                           (11,795,667)         (17,868,058)
                                                              ------------         ------------
Decrease in net assets from capital share transactions          (1,213,332)          (1,987,812)
                                                              ------------         ------------
Total Increase (Decrease) in Net Assets for period              (5,278,453)             688,936
Net Assets: Beginning of period                                 76,498,486           75,809,550
                                                              ------------         ------------
Net Assets: End of period                                     $ 71,220,033         $ 76,498,486
                                                              ============         ============

Distributions in Excess of Net Investment Income
   at End of Period                                           $     (9,279)        $    (12,441)
                                                              ============         ============


See Notes to Financial Statements.

Sentinel Government Securities Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

------------------------------------------------------------------------------------------------------------------------------------
                                                               Six Months
                                                            Ended 5/31/99  Year Ended Year Ended Year Ended Year Ended Year Ended
                                                              (Unaudited)    11/30/98   11/30/97   11/30/96   11/30/95   11/30/94
                                                            -------------  ----------  --------- ---------- ---------- ----------
Net asset value at beginning of period                           $ 10.46      $ 10.09    $ 10.00    $ 10.30   $   9.31   $  10.45
                                                            -------------  ----------  --------- ---------- ---------- ----------
Income (loss) from Investment Operations
Net investment income                                               0.30         0.61       0.59       0.61       0.63       0.59
Net realized and unrealized gain (loss) on investments             (0.56)        0.37       0.09      (0.30)      0.99      (1.04)
                                                            -------------  ----------  --------- ---------- ---------- ----------
Total from investment operations                                   (0.26)        0.98       0.68       0.31       1.62      (0.45)
                                                            -------------  ----------  --------- ---------- ---------- ----------
Less Distributions
Dividends from net investment income                                0.30         0.61       0.59       0.61       0.63       0.58
Distributions from realized gains on investments                       -            -          -          -          -       0.11
                                                            -------------  ----------  --------- ---------- ---------- ----------
Total Distributions                                                 0.30         0.61       0.59       0.61       0.63       0.69
                                                            -------------  ----------  --------- ---------- ---------- ----------
Net asset value at end of period                                 $  9.90      $ 10.46    $ 10.09    $ 10.00   $  10.30   $   9.31
                                                            =============  ==========  ========= ========== ========== ==========
Total Return (%) *                                                  (2.5)++      10.0        7.2        3.2       17.9       (4.5)

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                     0.86+        0.91       0.98       1.00       1.03       1.00
Ratio of expenses to average net assets before
   expense reductions (%) **                                        0.98+        0.99       0.99       1.01       1.04       1.00
Ratio of net investment income to average net assets (%)            5.94+        6.02       6.15       6.18       6.50       5.95
Ratio of net investment income to average net assets before
   voluntary expense reimbursements (%)                             5.83+        5.94       6.15       6.18       6.50       5.95
Portfolio turnover rate (%)                                          185          355        249        614        367        149
Net assets at end of period (000 omitted)                        $71,220      $76,498    $75,810    $92,299   $108,100   $104,457

 +   Annualized
++   Not Annualized
 * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
** Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earning credits as described in Notes (2) and (1)H.

See Notes to Financial Statements.

Sentinel Short Maturity Government Fund
Investment in Securities
at May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                             Principal Amount      Value
                                                (M=$1,000)        (Note 1)
--------------------------------------------------------------------------------
U.S. Government Obligations 98.2%
U.S. Treasury Obligations 5.2%
5-Year:
 4.75%, '04                                        4,000M        $3,860,680
                                                               ------------
U.S. Government Agency Obligations 93.0%
Federal Home Loan Mortgage Corporation 33.9%
Collateralized Mortgage Obligations:
 FHLMC 1057(D), 8%, '00                              208M           209,816
 FHLMC 1455L, 7%, '20                                302M           302,516
 FHLMC 53(A) P11, 9.5%, '20                            1M               298
 FSPC T-2A, 7%, '21                                  292M           290,006
                                                               ------------
                                                                    802,636
                                                               ------------
10-Year:
 6.5%, '04                                            512           521,932
                                                               ------------
15-Year:
 8.5%, '01                                           232M           240,118
 9%, '01                                              99M           103,106
 9%, '01                                             111M           114,956
 9.5%, '01                                             1M               984
 9.5%, '01                                             2M             1,749
 7.5%, '02                                           242M           250,204
 8%, '02                                             288M           299,628
 9%, '02                                             282M           292,031
 9.5%, '03                                             3M             2,986
 9.5%, '03                                           156M           164,979
 9.5%, '04                                           103M           108,290
 10%, '05                                             69M            73,349
 9%, '06                                             332M           347,408
 8.5%, '07                                            30M            31,182
 9%, '07                                           3,092M         3,233,086
 9%, '07                                             259M           270,957
 8%, '08                                             173M           178,923
 5.5%, '09                                           637M           625,025
 6.5%, '09                                         2,923M         2,930,101
 7.5%, '11                                         1,366M         1,407,616
 8%, '11                                           2,938M         3,037,970
 8%, '11                                             939M           971,627
 8%, '11                                             791M           817,798
 8%, '12                                             267M           276,603
                                                               ------------
                                                                 15,780,676
                                                               ------------
30-Year:
 8.5%, '03                                           377M        $  401,407
 7%, '06                                             434M           442,273
 6.5%, '07                                           432M           439,980
 7%, '07                                             237M           241,086
 8%, '07                                             450M           476,265
 8.25%, '07                                          314M           331,141
 7.5%, '08                                           680M           708,522
 7.5%, '08                                           437M           456,655
 8%, '08                                             279M           286,151
 7.5%, '09                                           407M           424,224
 7.75%, '09                                          382M           401,407
 8%, '09                                             162M           171,287
 8%, '09                                             153M           161,490
 8.25%, '09                                          576M           612,456
 8.5%, '09                                           961M         1,028,408
 10.25%, '09                                          14M            15,202
 9.25%, '11                                        1,050M         1,130,273
 8%, '23                                             465M           488,195
                                                               ------------
                                                                  8,216,422
                                                               ------------
Total Federal Home Loan
 Mortgage Corporation                                            25,321,666
                                                               ------------
Federal National Mortgage Association 48.8%
7-Year Balloon:
 7%, '04                                             458M           464,887
                                                               ------------
10- Year
 6.5%, '08                                         2,399M         2,421,024
                                                               ------------
15-Year:
 9%, '02                                               3M             3,554
 9%, '02                                             367M           383,267
 7%, '03                                             200M           199,794
 9.5%, '03                                         1,874M         1,976,508
 6%, '04                                             566M           572,834
 7%, '07                                             375M           382,162
 7%, '07                                             533M           542,353
 7%, '07                                             314M           319,175
 7%, '07                                             164M           166,785
 7%, '07                                             192M           195,000
 7%, '07                                             271M           275,878
 7.5%, '08                                         1,915M         1,972,502
 7.25%, '09                                          790M           809,278
 8%, '09                                           1,444M         1,497,265
 8.5%, '10                                           222M           231,322
 8%, '11                                           1,023M         1,060,787
 7%, '12                                           1,737M         1,738,750
 8.5%, '12                                         1,791M         1,864,210
                                                               ------------
                                                                 14,191,424
                                                               ------------
20-Year:
 10.5%, '18                                          976M        $1,071,098
                                                               ------------
30-Year:
 10.5%, '03                                           15M            15,606
  8%, '04                                            182M           190,292
  8%, '04                                            112M           117,621
  9%, '04                                            412M           430,487
  7%, '05                                            363M           367,522
  8%, '05                                            280M           292,058
  9%, '05                                            508M           530,561
  7.75%, '06                                         343M           355,587
  8%, '06                                            447M           463,737
  7%, '07                                            438M           447,479
  7.5%, '07                                          318M           327,377
  7.5%, '07                                          144M           149,925
  7.5%, '07                                          971M         1,001,836
  7.5%, '08                                          424M           436,622
  8%, '08                                            417M           437,223
  8.25%, '09                                         181M           190,718
  8.75%, '09                                         109M           115,675
  9%, '09                                            243M           258,862
  8.5%, '11                                          148M           157,082
  8%, '12                                            753M           789,038
  8.5%, '12                                        1,566M         1,661,364
  8.75%, '13                                          33M            35,319
 7.5%, '14                                           714M           737,311
 12.5%, '14                                           83M            95,098
 11.5%, '15                                          461M           517,023
 12.5%, '15                                          340M           390,501
 10.5%, '16                                          733M           804,283
 8.25%, '17                                          417M           439,259
 9%, '17                                             362M           385,708
 10.5%, '18                                          449M           492,302
 11%, '19                                            421M           466,853
 8.25%, '22                                           86M            90,699
 10%, '23                                            720M           779,240
 9%, '25                                             224M           238,708
 10%, '25                                            589M           636,684
 8.5%, '26                                           962M         1,010,276
 8.5%, '26                                           981M         1,031,558
 8%, '28                                           1,385M         1,438,517
                                                               ------------
                                                                 18,326,011
                                                               ------------
Total Federal National
 Mortgage Association                                            36,474,444
                                                               ------------

                                                                     (continued)

Sentinel Short Maturity Government Fund
Investment in Securities (cont'd.)
at May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                   Principal Amount       Value
                                      (M=$1,000)         (Note 1)
--------------------------------------------------------------------------------

Government National
 Mortgage Association 10.3%
Collateralized Mortgage Obligations:
CMO Trust 27(A) 7.25%, '17               150M          $    150,014
MDC Asset Inv.
 Trust XII 3, 8.94%, '18                 302M               308,711
                                                       ------------
                                                            458,725
                                                       ------------
15-Year:
 10.25%, '99                               1M                   245
 11%, '00                                  3M                 2,714
 11.25%, '00                               6M                 6,593
 9%, '01                                  10M                10,766
 9.75%, '01                                3M                 3,463
 9.75%, '01                                1M                   961
 9.5%, '04                                 2M                 2,597
 9%, '06                                 340M               356,528
 7%, '07                                 439M               450,149
 9%, '07                                  19M                19,749
 7%, '08                               1,632M             1,672,435
 7.5%, '08                               278M               287,907
 8%, '08                                 326M               339,619
 10%, '10                                112M               117,992
 9%, '11                                 338M               355,117
                                                       ------------
                                                          3,626,835
                                                       ------------
20-Year:
 9.25%, '07                               32M                33,936
 9.75%, '10                               69M                73,342
                                                       ------------
                                                            107,278
                                                       ------------
30-Year:
 6.5%, '03                               168M               168,535
 8%, '03                                 189M               198,820
 7.75%, '05                              232M               242,051
 9%, '09                                 104M               111,362
 10%, '09                                  9M                10,085
 10%, '16                                  8M                 9,008
 7.8%, '19                               159M               165,514
 7.8%, '19                               218M               227,473
 7.8%, '19                               370M               386,469
 7.8%, '19                               159M               165,698
 7.8%, '19                               213M               222,135
 7.8%, '19                                91M                95,511
 7.8%, '20                               108M               112,381
 7.8%, '20                               206M               215,265
 7.8%, '20                               336M               351,100
 7.8%, '20                               278M               290,146
 7.8%, '20                               332M               346,693
 9.25%, '26                              181M               194,389
                                                       ------------
                                                          3,512,635
                                                       ------------
Total Government National
 Mortgage Association                                     7,705,473
                                                       ------------
Total U.S. Government
 Agency Obligations                                      69,501,583
                                                       ------------
Total U.S. Government Obligations
 (Cost $72,917,923)                                      73,362,263
                                                       ------------

--------------------------------------------------------------------------------
                                       Shares              Value
                                                         (Note 1)
--------------------------------------------------------------------------------

Corporate Short-Term Notes 6.5%
American Express 4.82%,
 08/17/99                              2,400M          $  2,375,257
Ford Motor Credit Corp. 4.76%,
 06/1/99                               1,000M             1,000,000
Norwest Financial 4.84%,
 08/17/99                              1,500M             1,484,472
                                                       ------------
 (Cost $4,859,729)                                        4,859,729
                                                       ------------
Total Investments
 (Cost $77,777,652)*                                     78,221,992

Excess of Liabilities
 Over Other Assets (4.7%)                                (3,496,214)
                                                       ------------
Net Assets                                             $ 74,725,778
                                                       ============

--------------------------------------------------------------------------------
  * Also cost for federal income tax purposes. At May 31, 1999 unrealized appreciation for federal income tax purposes aggregated $444,340 of which $631,531 related to appreciated securities and $187,191 related to depreciated securities.

                                              See Notes to Financial Statements.

Sentinel Short Maturity Government Fund
Statement of Assets and Liabilities
at May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value                                                $ 78,221,992
Receivable for securities sold                                        10,180,904
Receivable for fund shares sold                                          619,346
Receivable for interest                                                  508,744
Receivable from fund administrator                                       130,365
                                                                  --------------
   Total Assets                                                       89,661,351
                                                                  --------------

Liabilities
Payable for securities purchased                                      13,739,121
Payable for fund shares repurchased                                      395,255
Payable to custodian bank                                                699,092
Accrued expenses                                                          12,618
Management fee payable                                                    33,632
Distribution fee payable                                                  49,958
Fund service fee payable                                                   5,897
                                                                  --------------
   Total Liabilities                                                  14,935,573
                                                                  --------------

Net Assets Applicable to Outstanding Shares                         $ 74,725,778
                                                                  ==============

Net Asset Value and Offering Price Per Share
$74,725,778 / 7,686,452 shares outstanding                          $       9.72
Sales Charge -- 1.00% of Offering Price                                     0.10
                                                                  --------------
Maximum Offering Price Per Share                                    $       9.82
                                                                  ==============

Net Assets Represent
Capital stock at par value                                          $     76,865
Paid-in capital                                                       76,383,894
Accumulated distributions in excess of net investment income              (2,232)
Accumulated undistributed net realized loss
   on investments                                                     (2,177,089)
Unrealized appreciation of investments                                   444,340
                                                                  --------------
Net Assets                                                          $ 74,725,778
                                                                  ==============

Investments at Cost                                                 $ 77,777,652
                                                                  ==============
Sentinel Short Maturity Government Fund
Statement of Operations
For the Six Months Ended May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
Investment Income
Income:
Interest                                                            $  2,412,593
                                                                  --------------
Expenses:
Management advisory fee                                                  189,902
Transfer agent and custodian                                              43,627
Distribution expense                                                     125,865
Accounting services                                                       10,160
Auditing fees                                                              3,000
Legal fees                                                                 1,750
Reports and notices to shareholders                                        2,350
Registration and filing fees                                              15,967
Directors' fees and expenses                                               3,309
Other                                                                     11,747
                                                                  --------------
    Total Expenses                                                       407,677
    Expense Reimbursement                                               (130,365)
    Expense Offset                                                        (5,177)
                                                                  --------------
    Net Expenses                                                         272,135
                                                                  --------------
Net Investment Income                                                  2,140,458
                                                                  --------------
Realized and Unrealized Loss on Investments
Net realized loss on sales of investments                               (930,232)
Net change in unrealized appreciation (depreciation)                    (269,612)
                                                                  --------------
Net Realized and Unrealized Loss on Investments                       (1,199,844)
                                                                  --------------
Net Increase in Net Assets from Operations                          $    940,614
                                                                  ==============

See Notes to Financial Statements.

Sentinel Short Maturity Government Fund
Statement of Changes in Net Assets

------------------------------------------------------------------------------------------------

                                                                 Six Months                Year
                                                                      Ended               Ended
                                                                    5/31/99            11/30/98
                                                                (Unaudited)
                                                           ----------------     ----------------
Increase in Net Assets from Operations
Net investment income                                         $  2,140,458         $  3,466,726
Net realized loss on sales of investments                         (930,232)             (71,256)
Net change in unrealized appreciation (depreciation)              (269,612)             223,112
                                                           ----------------     ----------------
Net increase in net assets from operations                         940,614            3,618,582
                                                           ----------------     ----------------
Distributions to Shareholders
From net investment income                                      (2,108,456)          (3,343,865)
From realized gain on sale of investments                                -                    -
                                                           ----------------     ----------------
Total distributions to shareholders                             (2,108,456)          (3,343,865)
                                                           ----------------     ----------------
From Capital Share Transactions
Net proceeds from sales of shares                               24,270,266           59,684,286
Net asset value of shares in reinvestment
    of dividends and distributions                               1,800,237            2,666,871
                                                           ----------------     ----------------
                                                                26,070,503           62,351,157
Less: Payments for shares reacquired                           (18,522,820)         (39,324,195)
                                                           ----------------     ----------------
Increase in net assets from capital share transactions           7,547,683           23,026,962
                                                           ----------------     ----------------
Total Increase in Net Assets for period                          6,379,841           23,301,679
Net Assets: Beginning of period                                 68,345,937           45,044,258
                                                           ----------------     ----------------
Net Assets: End of period                                     $ 74,725,778         $ 68,345,937
                                                           ================     ================

Accumulated undistributed (distributions in excess of)
  Net Investment Income at End of Period                      $     (2,232)        $      8,518
                                                           ================     ================

See Notes to Financial Statements.

Sentinel Short Maturity Government Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

--------------------------------------------------------------------------------------------------------------------------------
                                                                Six Months           Year        Year        Year  Eight Months
                                                             Ended 5/31/99          Ended       Ended       Ended         Ended
                                                               (Unaudited)       11/30/98    11/30/97    11/30/96   11/30/95(A)
                                                           ---------------     ----------   ---------   ---------  ------------
Net asset value at beginning of period                             $  9.88        $  9.82     $  9.81     $  9.84      $   9.64
                                                           ---------------     ----------   ---------   ---------  ------------
Income from Investment Operations
Net investment income                                                 0.28           0.57        0.56        0.57          0.40
Net realized and unrealized gain (loss) on investments               (0.16)          0.06        0.01       (0.03)         0.20
                                                           ---------------     ----------   ---------   ---------  ------------
Total from investment operations                                      0.12           0.63        0.57        0.54          0.60
                                                           ---------------     ----------   ---------   ---------  ------------
Less Distributions
Dividends from net investment income                                  0.28           0.57        0.56        0.57          0.40
Distributions from realized gains on investments                         -              -           -           -             -
                                                           ---------------     ----------   ---------   ---------  ------------
Total Distributions                                                   0.28           0.57        0.56        0.57          0.40
                                                           ---------------     ----------   ---------   ---------  ------------
Net asset value at end of period                                   $  9.72        $  9.88     $  9.82     $  9.81      $   9.84
                                                           ===============     ==========   =========   =========  ============

Total Return (%) *                                                     1.3++          6.6         6.0         5.6           6.3++
Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                       0.76+          0.82        1.00        1.00          1.00+
Ratio of expenses to average net assets before
   expense reductions (%) **                                          1.13+          1.12        1.18        1.20          1.38+
Ratio of net investment income to average net assets (%)              5.93+          6.04        6.20        6.09          6.07+
Ratio of net investment income to average net assets before
   voluntary expense reimbursements (%)                               5.57+          5.76        6.14        5.93          5.76
Portfolio turnover rate (%)                                            135            229          61         120            58
Net assets at end of period (000 omitted)                          $74,726        $68,346     $45,044     $36,474       $28,417

(A)  Commenced operations March 27, 1995.
  +  Annualized
 ++  Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earning credits as described in Notes (2) and (1) H.

See Notes to Financial Statements.
54

Sentinel U.S.Treasury Money Market Fund
Investment in Securities
at May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                          Principal Amount        Value
                                             (M=$1,000)         (Note 1)
--------------------------------------------------------------------------------
U.S. Treasury Obligations 99.5%
U S Treasury Bill
 4.465%, 06/03/99                              1,175M        $   1,174,709
U S Treasury Bill
  4.51%, 06/03/99                              2,000M            1,999,499
U S Treasury Bill
 4.405%, 06/10/99                              2,500M            2,497,247
U S Treasury Bill
 4.395%, 06/17/99                              2,600M            2,594,921
U S Treasury Bill
   4.4%, 06/17/99                              1,200M            1,197,653
U S Treasury Bill
  4.42%, 06/24/99                              2,300M            2,293,505
U S Treasury Note
     6%, 06/30/99                              5,000M            5,005,216
U S Treasury Bill
  4.19%, 07/08/99                              2,000M            1,991,387
U S Treasury Note
 6.375%, 07/15/99                              8,000M            8,016,993
U S Treasury Bill
 4.335%, 07/22/99                              3,500M            3,478,506
U S Treasury Bill
  4.39%, 07/22/99                              5,000M            4,968,904
U S Treasury Bill
  4.41%, 07/22/99                              2,000M            1,987,505
U S Treasury Bill
  4.38%, 07/29/99                              5,000M            4,964,717
U S Treasury Bill
 4.405%, 08/05/99                              5,000M            4,960,233
U S Treasury Bill
 4.475%, 08/12/99                              2,000M            1,982,100
U S Treasury Bill
 4.53%, 08/12/99                               4,050M            4,013,307
U S Treasury Bill
 4.435%, 08/19/99                              5,500M            5,446,472
U S Treasury Bill
 4.495%, 08/26/99                              5,300M            5,243,088
U S Treasury Note
 5.875%, 08/31/99                              6,000M            6,017,973
U S Treasury Note
 6.875%, 08/31/99                              4,450M            4,474,002
U S Treasury Bill
   4.5%, 09/09/99                              2,500M        $   2,468,750
U S Treasury Bill
 4.54%, 09/16/99                               2,750M            2,712,892
U S Treasury Bill
 4.57%, 09/16/99                               3,000M            2,959,251
U S Treasury Bill
 4.535%, 09/23/99                              2,000M            1,971,278
U S Treasury Note
 5.75%, 09/30/99                               9,500M            9,529,198
U S Treasury Note
 7.125%, 09/30/99                              4,250M            4,283,781
U S Treasury Note
     6%, 10/15/99                              4,000M            4,016,696
U S Treasury Bill
 4.54%, 10/21/99                               1,500M            1,473,138
                                                             ----------------
Total U.S. Treasury Obligations
 (Amortized Cost $103,722,921)                                 103,722,921
                                                             ----------------
Repurchase Agreements 1.2%
Repurchase agreement with State Street
Bank dated 05/28/99 at 3.50% to be
repurchased at $1,300,506 on 06/01/99,
collateralized by a $1,395,000 U.S.
Treasury Note due 05/25/00 valued at
$1,328,737
 (Amortized
 Cost $1,300,000)                              1,300M            1,300,000
                                                             ----------------
Total Investments
 (Amortized Cost $105,022,921)*                                105,022,921

Excess of Liabilities
 Over Other Assets (0.7%)                                         (721,835)
                                                             ----------------
Net Assets                                                   $ 104,301,086
                                                             ================
---------------------------------------------
* Also cost for federal income tax purposes.

                                              See Notes to Financial Statements.

Sentinel U.S. Treasury Money Market Fund
Statement of Assets and Liabilities
at May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value                               $ 105,022,921
Cash and cash equivalents                                111,318
Receivable for fund shares sold                        2,524,269
Receivable for  interest                                 660,532
                                                  ---------------
   Total Assets                                      108,319,040
                                                  ---------------

Liabilities
Payable for fund shares repurchased                    3,623,939
Dividends Payable                                        318,938
Accrued expenses                                          29,249
Management fee payable                                    33,795
Fund service fee payable                                  12,033
                                                  ---------------
   Total Liabilities                                   4,017,954
                                                  ---------------
Net Assets Applicable to Outstanding Shares        $ 104,301,086
                                                  ===============

Net Asset Value
   Class A Shares
$99,884,352 / 99,884,352 shares outstanding        $        1.00
                                                  ===============

   Class B Shares
$4,416,734 / 4,416,734 shares outstanding          $        1.00
                                                  ===============

Net Assets Represent
Capital stock at par value                         $   1,043,011
Paid-in capital                                      103,258,075
                                                  ---------------
Net Assets                                         $ 104,301,086
                                                  ===============

Investments at Cost                                $ 105,022,921
                                                  ===============

Sentinel U.S. Treasury Money Market Fund
Statement of Operations
For the Six Months Ended May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Interest                                           $   2,328,103
                                                  ---------------
Expenses
Management advisory fee                                  204,760
Transfer agent and custodian                             111,172
Accounting services                                       14,635
Auditing fees                                              2,950
Legal fees                                                 1,115
Reports and notices to shareholders                        3,525
Registration and filing fees                              20,561
Directors' fees and expenses                               4,667
Other                                                      8,075
                                                  ---------------
    Total Expenses                                       371,460
    Expense Offset                                        (2,472)
                                                  ---------------
    Net Expenses                                         368,988
                                                  ---------------

Net Investment Income and Net Increase in
Net Assets from Operations                         $   1,959,115
                                                  ===============

See Notes to Financial Statements.      See Notes to Financial Statements.
56

Sentinel U.S. Treasury Money Market Fund
Statement of Changes in Net Assets

------------------------------------------------------------------------------------------------------

                                                               Six Months                         Year
                                                                    Ended                        Ended
                                                                  5/31/99                     11/30/98
                                                              (Unaudited)
                                                          ----------------             ----------------
Increase in Net Assets from Operations
Net investment income                                       $   1,959,115                $   4,026,507
                                                          ----------------             ----------------

Distributions to Shareholders
From net investment income
  Class A Shares                                               (1,877,010)                  (3,847,499)
  Class B Shares                                                  (82,105)                    (179,008)
                                                          ----------------             ----------------
Total Distributions to Shareholders                            (1,959,115)                  (4,026,507)
                                                          ----------------             ----------------

From Capital Share Transactions
Net proceeds from sales of shares
  Class A Shares                                              143,737,134                  195,386,431
  Class B Shares                                                4,217,303                    8,254,397
Net asset value of shares in reinvestment
    of dividends and distributions
  Class A Shares                                                1,389,738                    3,219,677
  Class B Shares                                                   75,425                      161,984
                                                          ----------------             ----------------
                                                              149,419,600                  207,022,489
Less: Payments for shares reacquired
  Class A Shares                                             (143,357,562)                (186,402,562)
  Class B Shares                                               (4,298,318)                  (7,427,663)
                                                          ----------------             ----------------
Increase in net assets from capital share transactions          1,763,720                   13,192,264
                                                          ----------------             ----------------
Total Increase in Net Assets for period                         1,763,720                   13,192,264
Net Assets: Beginning of period                               102,537,366                   89,345,102
                                                          ----------------             ----------------
Net Assets: End of period                                   $ 104,301,086                $ 102,537,366
                                                          ================             ================

See Notes to Financial Statements.

Sentinel U.S. Treasury Money Market Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                          Ended 5/31/99  Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
Class A Shares                                              (Unaudited)    11/30/98    11/30/97    11/30/96    11/30/95    11/30/94
                                                          -------------  ----------  ----------  ----------  ----------  ----------
Net asset value at beginning of period                          $  1.00     $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                          -------------  ----------  ----------  ----------  ----------  ----------

Income from Investment Operations
Net investment income                                              0.02        0.04        0.04        0.04        0.05        0.03
Net realized and unrealized gain (loss) on investments                -           -           -           -           -           -
                                                          -------------  ----------  ----------  ----------  ----------  ----------
Total from investment operations                                   0.02        0.04        0.04        0.04        0.05        0.03
                                                          -------------  ----------  ----------  ----------  ----------  ----------
Less Distributions
Dividends from net investment income                               0.02        0.04        0.04        0.04        0.05        0.03
Distributions from realized gains on investments                      -           -           -           -           -           -
                                                          -------------  ----------  ----------  ----------  ----------  ----------
Total Distributions                                                0.02        0.04        0.04        0.04        0.05        0.03
                                                          -------------  ----------  ----------  ----------  ----------  ----------
Net asset value at end of period                                $  1.00     $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                          =============  ==========  ==========  ==========  ==========  ==========
Total Return (%) *                                                  1.9++       4.6         4.6         4.6         5.0         3.1

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                    0.72+       0.72        0.76        0.78        0.81        0.81
Ratio of expenses to average net assets before
   expense reductions (%) **                                       0.72+       0.73        0.77        0.78        0.82        0.81
Ratio of net investment income to average net assets (%)           3.82+       4.47        4.46        4.38        4.83        3.01
Net assets at end of period (000 omitted)                       $99,884     $98,115     $85,911     $80,804     $80,664     $75,301

See Notes to Financial Statements.
58

Sentinel U.S. Treasury Money Market Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

-------------------------------------------------------------------------------------------------------------------------
                                                            Six Months                                             Eight
                                                         Ended 5/31/99        Year Ended      Year Ended    Months Ended
Class B Shares                                             (Unaudited)          11/30/98        11/30/97    11/30/96 (A)
                                                         -------------        ----------      ----------    ------------
Net asset value at beginning of period                          $ 1.00            $ 1.00          $ 1.00          $ 1.00
                                                         -------------        ----------      ----------    ------------

Income from Investment Operations
Net investment income                                             0.02              0.04            0.05            0.03
Net realized and unrealized gain (loss) on investments               -                 -               -               -
                                                         -------------        ----------      ----------    ------------
Total from investment operations                                  0.02              0.04            0.05            0.03
                                                         -------------        ----------      ----------    ------------

Less Distributions
Dividends from net investment income                              0.02              0.04            0.05            0.03
Distributions from realized gains on investments                     -                 -               -               -
                                                         -------------        ----------      ----------    ------------
Total Distributions                                               0.02              0.04            0.05            0.03
                                                         -------------        ----------      ----------    ------------
Net asset value at end of period                                $ 1.00            $ 1.00          $ 1.00          $ 1.00
                                                         =============        ==========      ==========    ============

Total Return (%) *                                                 1.8++             4.5             4.7             3.0++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                   0.85+             0.77            0.73             .76+
Ratio of expenses to average net assets before
   expense reductions (%) **                                      0.89+             0.78            0.73             .77+
Ratio of net investment income to average net assets (%)          3.68+             4.42            4.50            4.40+
Net assets at end of period (000 omitted)                       $4,417            $4,422          $3,434          $3,160




(A)  Commenced operations April 1, 1996.
  +   Annualized
 ++   Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earning credits as described in Notes (2) and (1) H.

See Notes to Financial Statements.

Sentinel Tax-Free Income Fund
Investment in Securities
at May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                   Principal Amount     Value
                                      (M=$1,000)       (Note 1)
--------------------------------------------------------------------------------
Bonds 97.7%
California 7.9%
Foothill/Eastern CA Toll
 6.500%, 01/01/32                       3,500M        $3,881,710
San Mateo Cnty CA
 Power Rev (AMBAC)
 6.500%, 07/01/15                       3,000M         3,518,580
                                                     -----------
                                                       7,400,290
                                                     -----------
Colorado 1.9%
Arapahoe County Capital
 Improvements
 6.950%, 08/31/20                       1,500M         1,756,365
                                                     -----------
Connecticut 2.5%
Bridgeport Ref A
 6.125%, 03/01/05                       2,250M         2,407,208
                                                     -----------
Delaware 0.6%
Delaware Health Facility
 Auth (MBIA)
 7.625%, 11/01/10                         500M           552,895
                                                     -----------
Florida 3.0%
Orange County Healthcare A
 (MBIA)
 6.250%, 10/01/13                       1,500M         1,718,295
University Community
 Hospital Income (FSA)
 7.500%, 09/01/11                       1,000M         1,068,010
                                                     -----------
                                                       2,786,305
                                                     -----------
Georgia 3.4%
GA Municipal Electric
 Authority (AMBAC)
 0.000%, 01/01/02                       1,800M         1,625,310
State Housing &
 Finance Authority
 6.550%, 12/01/27                       1,485M         1,564,878
                                                     -----------
                                                       3,190,188
                                                     -----------
Hawaii 1.2%
Dept of Budget Financial
 of HI (FSA)
 7.650%, 07/01/19                       1,000M         1,095,940
Hawaii State Housing Finance
 7.800%, 07/01/29                           5M             5,106
                                                     -----------
                                                       1,101,046
                                                     -----------
Idaho 0.3%
Idaho Housing Agency
 Series D-1
 8.000%, 01/01/20                         305M           331,648
                                                     -----------
Illinois 6.8%
Illinois Educational
 Facs Authority
 6.100%, 12/15/16                         560M           595,157
Illinois Housing
 Development Authority
 7.000%, 07/01/10                         990M         1,065,587
Illinois State Sales Tax Revenue
 6.500%, 06/15/13                       1,000M         1,152,850
Illinois State Sales Tax
 6.000%, 06/15/12                       2,180M         2,412,344
IL MC Henry County
 School (FSA)
 5.850%, 01/01/16                       1,000M         1,095,150
                                                     -----------
                                                       6,321,088
                                                     -----------
Indiana 0.1%
Indianapolis IN Economic
 Dev Revenue
 7.800%, 12/01/17                          55M            56,986
                                                     -----------
Kansas 0.1%
Kansas City Leavenworth Cty &
 City of Lenexa Series A -
 Mtg Rev
 8.400%, 05/01/15                         105M           107,734
                                                     -----------
Louisiana 1.1%
Government Development
 Authority Revenue (AMBAC)
 5.250%, 12/01/18                       1,000M         1,002,420
                                                     -----------
Massachusetts 6.3%
Boston Series A G/O (FGIC)
 4.500%, 01/01/18                       2,820M         2,599,194
Massachusetts State G/O
 6.875%, 07/01/10                       1,000M         1,079,540
Massachusetts State G/O (FGIC)
 6.000%, 08/01/09                       1,000M         1,120,310
Mass State Health
 & Educational Facs
 New England Baptist
 Hospital Revenue
 7.300%, 07/01/11                       1,000M         1,087,960
                                                       5,887,004
                                                     -----------
Michigan 1.0%
Redford MI Union School
 (AMBAC)
 5.000%, 05/01/22                         750M           735,923
Michigan State Building
 Authority
 6.250%, 10/01/20                         170M           180,725
                                                     -----------
                                                         916,648
                                                     -----------
Missouri 1.2%
Central Missouri
 St University (MBIA)
 7.000%, 07/01/14                        1,000M        1,083,070
Missouri Housing
 Development Comm
 9.375%, 04/01/16                          20M            20,906
                                                     -----------
                                                       1,103,976
                                                     -----------
Nebraska 2.3%
Omaha Public Power District
 7.625%, 02/01/12                       1,000M         1,005,130
Omaha Public Power District
 6.150%, 02/01/12                       1,000M         1,118,820
                                                     -----------
                                                       2,123,950
                                                     -----------
New Mexico 3.0%
Sante Fe County
 NM Revenue (FSA)
 6.000%, 02/01/27                       2,500M         2,779,600
                                                     -----------
New York 20.9%
Monroe County NY G/O
 6.000%, 03/01/14                       1,000M         1,117,800
Monroe Ida
 5.375%, 04/01/29                         700M           677,229
New York Financial Future Sale
 5.000%, 08/15/12                       2,200M         2,215,576
New York City NY
 (Prerefunded)
 7.100%, 02/01/09                       1,055M         1,153,759
New York City NY
 7.100%, 02/01/09                         145M           157,113
NYC Municipal Water
 Fin Authority
 7.000%, 06/15/09                         250M           268,332
NYC University Certificates
 of Par
 5.750%, 08/15/05                       2,000M         2,146,100
New York NY Series G
 5.750%, 02/01/20                       1,600M         1,689,088
NY State Dorm Authority
 6.375%, 07/01/08                       1,275M         1,373,596
NY State Dorm
 Mental Authority
 6.000%, 08/15/16                       2,800M         3,079,272
NY State Environ Facs
 Corp (Prerefunded)
 7.250%, 06/15/10                          40M            43,499
NY State Environmental
 Facs Corp
 7.250%, 06/15/10                          10M            10,792
NY State Medical Care
 Facs (Prerefunded)
 7.875%, 08/15/08                         175M           187,372
NY State Medical Care Facs
 7.875%, 08/15/08                          75M            79,631
Triborough Bridge &
 Tunnel Authority
 6.000%, 01/01/12                       3,250M         3,623,685
Urban Development Corp
 5.750%, 01/01/13                       1,000M         1,045,960
Urban Development Corp.
 Revenue (AMBAC)
 4.750%, 01/01/28                         750M           689,595
                                                     -----------
                                                      19,558,399
                                                     -----------
Ohio 0.5%
OH Housing Finance
 Authority
 7.050%, 09/01/16                         490M           511,065
                                                     -----------

                                                                     (continued)

Sentinel Tax-Free Income Fund
Investment in Securities (cont'd.)
at May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
                             Principal Amount     Value
                                (M=$1,000)       (Note 1)
--------------------------------------------------------------------------------

Pennsylvania 5.3%
Bensalem Twp School
 District (FGIC)
 5.875%, 07/15/16                 1,500M        $ 1,612,050
Montgomery Cty Higher Ed
 & Health
 8.300%, 06/01/10                   500M            534,040
Pennsylvania State G/O
 6.250%, 07/01/11                 2,000M          2,253,580
Southeast Delco School
 District (MBIA)
 0.000%, 02/01/10                 1,005M            602,327
                                                -----------
                                                  5,001,997
                                                -----------
Puerto Rico 3.1%
Puerto Rico Hwy &
 Transportation
 5.500%, 07/01/36                 2,750M          2,864,702
                                                -----------
South Carolina 3.8%
Piedmont Power (MBIA)
 5.500%, 01/01/11                 2,250M          2,396,790
SC Spartanburg Waterwork
 (FGIC)
 5.250%, 06/01/28                 1,200M          1,204,944
                                                -----------
                                                  3,601,734
                                                -----------
Tennessee 2.4%
Lawrenceburg TN Electrical
 Revenue (MBIA)
 6.625%, 07/01/18                 1,910M          2,254,736
                                                -----------
Texas 1.2%
North Central TX Health
 6.250%, 05/15/10                 1,000M          1,128,720
                                                -----------
Utah 0.1%
Utah State Housing
 Finance Authority
 7.250%, 07/01/22                    10M             10,449
                                                -----------
Vermont 4.7%
Vermont Education &
 Health Norwich
 6.000%, 09/01/13                 1,070M          1,105,834
Vermont Education &
 Health Norwich
 5.500%, 07/01/18                 2,295M          2,260,277
Vermont Education &
 Health St. Michaels
 7.050%, 10/01/16                   900M          1,003,437
                                                -----------
                                                  4,369,548
                                                -----------
Virginia 4.2%
Fairfax County Water
 Authority
 7.250%, 01/01/27                 1,000M          1,041,830
VA Pocahontas Parkway
 5.500%, 08/15/28                 3,000M          2,931,540
                                                -----------
                                                  3,973,370
                                                -----------
Washington 6.6%
Snohomish County
 Washington School Dist
 7.100%, 12/01/07                   500M        $   531,900
Washington State G/O
 6.200%, 03/01/11                 1,220M          1,371,866
Washington State
 Public Power
 7.625%, 07/01/10                   250M            269,412
Washington State Public
 Power (MBIA)
 7.125%, 07/01/16                 3,295M          4,049,522
                                                -----------
                                                  6,222,700
                                                -----------
Wisconsin 2.2%
Wisconsin Center District
 Tax Revenue (FSA)
 5.250%, 12/15/27                 2,000M          2,029,700
                                                -----------
Total Investments
 (Cost $86,187,827)*                             91,352,471

Excess of Other Assets
  Over Liabilities 2.3%                           2,154,022
                                                -----------
Net Assets                                      $93,506,493
                                                ===========

--------------------------------------------------------------------------------
*    Also cost for federal income tax purposes.
     At May 31, 1999, net unrealized appreciation for federal income tax purposes aggregated $5,164,644 of which $5,476,437 related to appreciated securities and $311,793 related to depreciated securities.

     The following abbreviations are used in the portfolio descriptions:

     (AMBAC) - Guaranteed by AMBAC Indemnity Corp.

     (FGIC) - Guaranteed by Financial Guaranty Insurance Co.

     (FSA) - Guaranteed by Financial Security Assurance Inc.

     (MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp.

     G/O - General Obligation Bond

                                              See Notes to Financial Statements.

Sentinel Tax-Free Income Fund
Statement of Assets and Liabilities
at May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value                                        $ 91,352,471
Cash and cash equivalents                                      1,341,123
Receivable for fund shares sold                                    9,515
Receivable for  interest                                       1,836,852
Receivable from fund administrator                                83,101
                                                          ---------------
   Total Assets                                               94,623,062
                                                          ---------------

Liabilities
Payable for fund shares repurchased                            1,031,804
Accrued expenses                                                  13,129
Management fee payable                                            42,501
Distribution fee payable                                          22,846
Fund service fee payable                                           6,289
                                                          ---------------
   Total Liabilities                                           1,116,569
                                                          ---------------
Net Assets Applicable to Outstanding Shares                 $ 93,506,493
                                                          ===============

Net Asset Value and Offering Price per Share
$93,506,493/7,027,499 shares outstanding                    $      13.31
Sales Charge -- 4.00% of offering price                             0.55
                                                          ---------------
Maximum Offering Price                                      $      13.86
                                                          ===============


Net Assets Represent
Capital stock at par value                                  $  7,027,499
Paid-in capital                                               81,189,750
Accumulated undistributed net investment income                    1,670
Accumulated undistributed net realized gain
   on investments                                                122,930
Unrealized appreciation of investments                         5,164,644
                                                          ---------------
Net Assets                                                  $ 93,506,493
                                                          ===============
Investments at Cost                                         $ 86,187,827
                                                          ===============

Sentinel Tax-Free Income Fund
Statement of Operations
For the Six Months Ended May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Interest                                                    $  2,384,007
                                                          ---------------
Expenses:
Management advisory fee                                          231,374
Transfer agent and custodian                                      44,315
Distribution expense                                              87,585
Accounting services                                               12,100
Auditing fees                                                      3,000
Legal fees                                                         1,250
Reports and notices to shareholders                                1,500
Registration and filing fees                                      11,721
Directors' fees and expenses                                       4,115
Other                                                              4,405
                                                          ---------------
    Total Expenses                                               401,365
    Expense Reimbursement                                        (83,101)
    Expense Offset                                                (1,365)
                                                          ---------------
    Net Expenses                                                 316,899
                                                          ---------------
Net Investment Income                                          2,067,108
                                                          ---------------

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on sales of investments                        122,852
Net change in unrealized appreciation (depreciation)          (2,120,332)
                                                          ---------------
Net Realized and Unrealized Loss on Investments               (1,997,480)
                                                          ---------------
Net Increase in Net Assets from Operations                  $     69,628
                                                          ===============

See Notes to Financial Statements.
62

Sentinel Tax-Free Income Fund
Statement of Changes in Net Assets

----------------------------------------------------------------------------------------------
                                                              Six Months                 Year
                                                                   Ended                Ended
                                                                 5/31/99             11/30/98
                                                             (Unaudited)
                                                        ----------------     ----------------
Increase in Net Assets from Operations
Net investment income                                       $  2,067,108         $  4,236,658
Net realized gain on sales of investments                        122,852            1,104,977
Net change in unrealized appreciation (depreciation)          (2,120,332)           1,013,730
                                                         ----------------     ----------------
Net increase in net assets from operations                        69,628            6,355,365
                                                         ----------------     ----------------
Distributions to Shareholders
From net investment income                                    (2,068,083)          (4,234,079)
From net realized gain on investments                         (1,104,934)          (1,229,059)
                                                         ----------------     ----------------
Total distributions to shareholders                           (3,173,017)          (5,463,138)
                                                         ----------------     ----------------
From Capital Share Transactions
Net proceeds from sales of shares                             20,906,609           10,999,021
Net asset value of shares in reinvestment
    of dividends and distributions                             2,354,178            3,837,597
                                                         ----------------     ----------------
                                                              23,260,787           14,836,618
Less: Payments for shares reacquired                         (15,334,331)         (14,980,884)
                                                         ----------------     ----------------
Increase (decrease) in net assets from capital
   share transactions                                          7,926,456             (144,266)
                                                         ----------------     ----------------
Total Increase in Net Assets for period                        4,823,067              747,961
Net Assets: Beginning of period                               88,683,426           87,935,465
                                                         ----------------     ----------------
Net Assets: End of period                                   $ 93,506,493         $ 88,683,426
                                                         ================     ================

Undistributed Net Investment Income
   at End of Period                                         $      1,670         $      2,645
                                                         ================     ================

See Notes to Financial Statements.

Sentinel Tax-Free Income Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

------------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                           Ended 5/31/99  Year Ended  Year Ended  Year Ended  Year Ended Year Ended
Class A Shares                                               (Unaudited)    11/30/98    11/30/97    11/30/96    11/30/95   11/30/94
                                                           -------------  ----------  ----------  ----------  ---------- ----------
Net asset value at beginning of period                          $ 13.78      $ 13.64     $ 13.53     $ 13.62    $  12.35    $ 13.81
                                                           ------------   ----------  ----------  ----------  ---------- ----------

Income from Investment Operations
Net investment income                                              0.32         0.65        0.65        0.65        0.67       0.68
Net realized and unrealized gain (loss) on investments            (0.30)        0.33        0.24       (0.09)       1.27      (1.34)
                                                           ------------   ----------  ----------  ----------  ---------- ----------
Total from investment operations                                   0.02         0.98        0.89        0.56        1.94      (0.66)
                                                           ------------   ----------  ----------  ----------  ---------- ----------

Less Distributions
Dividends from net investment income                               0.32         0.65        0.65        0.65        0.67       0.68
Distributions from realized gains on investments                   0.17         0.19        0.13           -           -       0.12
                                                           ------------   ----------  ----------  ----------  ---------- ----------
Total Distributions                                                0.49         0.84        0.78        0.65        0.67       0.80
                                                           ------------   ----------  ----------  ----------  ---------- ----------
Net asset value at end of period                                $ 13.31      $ 13.78     $ 13.64     $ 13.53    $  13.62    $ 12.35
                                                           ============   ==========  ==========  ==========  ========== ==========
Total Return (%) *                                                  0.2++        7.4         6.9         4.3        16.0       (5.1)

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                    0.72+        0.74        0.91        0.94        0.90       0.75
Ratio of expenses to average net assets before
   expense reductions (%) **                                       0.92+        0.92        0.95        0.97        0.99       0.94
Ratio of net investment income to average net assets (%)           4.71+        4.77        4.84        4.86        5.06       5.11
Ratio of net investment income to average net assets before
   voluntary expense reimbursement (%)                             4.52+        4.59        4.84        4.86        5.00       4.92
Portfolio turnover rate (%)                                          12           37          47         112         112         92
Net assets at end of period (000 omitted)                       $93,506      $88,683     $87,935     $99,967    $110,506    $99,935

+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period.
** Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earning credits as described in Notes (2) and (1) H.

See Notes to Financial Statements.
64

Sentinel New York Tax-Free Income Fund
Investment in Securities
at May 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
                                 Principal Amount              Value
                                    (M=$1,000)                (Note 1)
--------------------------------------------------------------------------------

Bonds 93.9%
New York 85.6%
City University NY
 Certificate of Participation
 5.75%, 08/15/05                        300M                  $321,915
Clifton Park NY
 Water Authority Revenue
 5.00%, 10/01/29 (FGIC)                 650M                   620,692
Dutchess County NY G/O
 5.00%, 06/15/17                        325M                   320,060
Dutchess County NY
 Water & Sewer
 5.05%, 06/01/11                        100M                   100,755
Insured University Revenue
 5.625%, 07/01/13 (MBIA)                250M                   262,983
Long Island NY Electric
 Power Revenue
 5.25%, 12/01/26                        200M                   195,448
 5.50%, 12/01/29                        500M                   506,355
Metro Transportation Authority
 5.75%, 07/01/13                        250M                   268,777
 5.875%, 07/01/27 (AMBAC)               200M                   216,572
Monroe County G/O
 6.00%, 03/01/14                        250M                   279,450
Monroe County Industrial
 Dev. Agency
 5.375%, 04/01/29                       510M                   493,410
Monroe Woodbury Central
 School Dist.
 5.625%, 05/15/22 (MBIA)                250M                   260,425
New York City Municipal
 Water Fin. Auth.
 6.00%, 06/15/17                        100M                   105,781
 5.75%, 06/15/20 (MBIA)                 220M                   231,741
 5.125%, 06/15/30 (FGIC)                300M                   292,041
New York NY G/O Series G
 5.75%, 02/01/20                        400M                   422,272
New York NY Transitional
 Fin. Auth.
 5.125%, 11/01/11                       375M                   384,574
 4.50%, 11/15/27                        300M                   263,736
New York State Dorm.
 Authority Revenue
City University System
 5.625%, 07/01/16                       250M                   263,370
 5.375%, 07/01/25 (AMBAC)               200M                   201,488
Cornell Univ. - Ser A
 7.375%, 07/01/30                        50M                    52,817
Court Facility -
 Westchester County
 5.25%, 08/01/15                        430M                   437,349
Department of Health
 5.50%, 07/01/20                        125M                   127,785
Fordham University (FGIC)
 5.75%, 07/01/15                        215M                   227,919
Mental Health Services
 5.70%, 08/15/09                        250M                   269,680
 4.50%, 08/15/28 (AMBAC)                500M                   440,875
Municipal Health Facility Impts.
 5.125%, 01/15/13  (FSA)                250M                   252,935
Nursing Home-Hebrew Home
 5.625%, 02/01/17                       220M                   230,934
NY Medical College
 4.75%, 07/01/27 (MBIA) 250M                                   228,658
NY Methodist Hospital (AMBAC)
 5.00%, 07/01/10                        500M                   508,495
State Univ. Educ. Fac. - Ser A
 7.20%, 05/15/06                        200M                   221,788
 5.00%, 05/15/10                        250M                   253,715
 6.375%, 05/15/14                       250M                   275,960
State Univ. Educ. Fac. - Ser B
 4.75%, 05/15/28                        250M                   227,013
St. Johns Univ.
 5.25%, 07/01/18 (MBIA)                 205M                   206,017
Wyckoff Hights Medical Ctr.
 5.3%, 08/15/21                         250M                   248,365
New York State Energy Resources
 7.50%, 07/01/25                         50M                    50,632
New York State Environmental
 Facilities
 5.75%, 01/15/13                        250M                   269,035
 5.75%, 03/15/13                        300M                   312,027
New York State Environmental
 Water Revenue
 7.25%, 06/15/10                         60M                    65,207
New York State Housing
 Finance Agency
 5.625%, 05/01/02                       250M                   261,050
New York State Local Govt
 Assistance Corp.
 7.00%, 04/01/08                        100M                   110,152
 5.375%, 04/01/16 (AMBAC)               300M                   306,759
New York State Medical
 Care Facilities
 7.875%, 08/15/20                        10M                    10,594
 7.875%, 08/15/20
 (Prerefunded)                           10M                    10,707
 7.30%, 02/15/21                         10M                    10,778
 7.30%, 02/15/21
 (Prerefunded)                           15M                    16,393
Hospitals & Nursing Homes
 6.45%, 02/15/09                        220M                   235,534
New York State Thwy. Auth.
 General Revenue
 5.50%, 01/01/15                        500M                   515,750
New York State Thwy. Auth.
 Service Contract
 6.25%, 04/01/14                        200M                   222,694
New York State Urban
 Development Corp.
 5.125%, 04/01/18 (AMBAC)               500M                   493,135
 5.70%, 04/01/20                        250M                   265,108
 4.75%, 01/01/28 (AMBAC)                250M                   229,865
Suffolk County NY
 Water Authority
 5.625%, 06/01/16 (AMBAC)               170M                   175,098
Triborough Bridge &
 Tunnel Authority
 6.00%, 01/01/12                        250M                   278,745
 6.875%, 01/01/15                        65M                    68,483
 5.125%, 01/01/22                       250M                   246,860
United Nations Development
 Corp.
 6.00%, 07/01/12                        250M                   273,085
                                                           -----------
                                                            14,649,841
                                                           -----------
Puerto Rico 8.3%
Puerto Rico Commonwealth
 5.375%, 07/01/21 (MBIA)                255M                   260,865
 5.40%, 07/01/25                        300M                   306,243
Puerto Rico Commonwealth
 Aqueduct & Sewer
 6.00%, 07/01/09                        250M                   277,325
Puerto Rico Electric
 Power Authority
 4.50%, 07/01/18 (MBIA)                 300M                   278,544
Puerto Rico Indl. Tourist
 Edl. Med. & Envir. Ctl. Facs.
 5.00%, 10/01/22 (MBIA)                 300M                   291,528
                                                           -----------
                                                             1,414,505
                                                           -----------
Total Investments
 (Cost $15,680,424)*                                        16,064,346

Excess of Other Assets
  Over Liabilities 6.1%                                      1,055,960
                                                           -----------
Net Assets                                                 $17,120,306
                                                           ===========

--------------------------------------------------------------------------------

        * Also cost for federal income tax purposes.
          At May 31, 1999, net unrealized appreciation for federal income tax purposes aggregated $383,922 of which, $547,453 related to appreciated securities and $163,531 related to depreciated securities.

          The following abbreviations are used in the portfolio descriptions:

          (AMBAC) - Guaranteed by AMBAC
          Indemnity Corp.

          (FGIC) - Guaranteed by Financial Guaranty
          Insurance Co.

          (FSA) - Guaranteed by Financial Security
          Assurance Inc.

          (MBIA) - Guaranteed by Municipal Bond
          Investors Assurance Corp.

          G/O - General Obligation Bond



                                              See Notes to Financial Statements.

Sentinel New York Tax-Free Income Fund
Statement of Assets and Liabilities
at May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value                                             $ 16,064,346
Cash and cash equivalents                                           1,154,056
Receivable for fund share purchased                                   205,684
Receivable for  interest                                              281,820
Receivable from fund administrator                                     71,000
                                                                 ------------
   Total Assets                                                    17,776,906
                                                                 ------------

Liabilities
Payable for securities purchased                                      624,655
Payable for fund shares repurchased                                    14,139
Accrued expenses                                                        4,651
Management fee payable                                                  7,463
Distribution fee payable                                                4,898
Fund service fee payable                                                  794
                                                                 ------------
   Total Liabilities                                                  656,600
                                                                 ------------
Net Assets Applicable to Outstanding Shares                      $ 17,120,306
                                                                 ============

Net Asset Value and Offering Price Per Share
$17,120,306 / 1,433,081 shares outstanding                       $      11.95
Sales Charge-- 4.00% of Offering Price                                   0.50
                                                                 ------------
Maximum Offering Price Per Share                                 $      12.45
                                                                 ============

Net Assets Represent
Capital stock at par value                                       $     14,331
Paid-in capital                                                    16,721,061
Accumulated distributions in excess of net investment income             (174)
Accumulated undistributed net realized gain
   on investments                                                       1,166
Unrealized appreciation of investments                                383,922
                                                                 ------------
Net Assets                                                       $ 17,120,306
                                                                 ============
Investments at Cost                                              $ 15,680,424
                                                                 ============

Sentinel New York Tax-Free Income Fund
Statement of Operations
For the Six Months Ended May 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Interest                                                         $    371,141
                                                                 ------------
Expenses:
Management advisory fee                                                40,292
Transfer agent and custodian                                            5,763
Distribution expense                                                   15,270
Accounting services                                                     2,160
Auditing fees                                                           1,200
Legal fees                                                                500
Reports and notices to shareholders                                       225
Registration and filing fees                                            2,514
Directors' fees and expenses                                              697
Other                                                                   4,192
                                                                 ------------
    Total Expenses                                                     72,813
    Expense Reimbursement                                             (71,000)
    Expense Offset                                                     (1,813)
                                                                 ------------
    Net Expenses                                                            -
                                                                 ------------
Net Investment Income                                                 371,141
                                                                 ------------

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on sales of investments                               1,159
Net change in unrealized appreciation (depreciation)                 (344,399)
                                                                 ------------
Net Realized and Unrealized Loss on Investments                      (343,240)
                                                                 ------------
Net Increase in Net Assets from Operations                       $     27,901
                                                                 ============

See Notes to Financial Statements.
66

Sentinel New York Tax-Free Income Fund
Statement of Changes in Net Assets

------------------------------------------------------------------------------------------------

                                                                 Six Months                Year
                                                                      Ended               Ended
                                                                    5/31/99            11/30/98
                                                                (Unaudited)
                                                           ----------------     ----------------
Increase in Net Assets from Operations
Net investment income                                         $    371,141         $    476,358
Net realized gain on sales of investments                            1,159                1,777
Net change in unrealized appreciation (depreciation)              (344,399)             255,201
                                                           ----------------     ----------------
Net increase in net assets from operations                          27,901              733,336
                                                           ----------------     ----------------

Distributions to Shareholders
From net investment income                                        (371,857)            (476,229)
From realized gain on investments                                   (1,773)             (19,064)
                                                           ----------------     ----------------
Total distributions to shareholders                               (373,630)            (495,293)
                                                           ----------------     ----------------

From Capital Share Transactions
Net proceeds from sales of shares                                6,843,507            4,692,578
Net asset value of shares in reinvestment
    of dividends and distributions                                 290,253              456,688
                                                           ----------------     ----------------
                                                                 7,133,760            5,149,266
Less: Payments for shares reacquired                            (1,645,357)          (1,114,125)
                                                           ----------------     ----------------
Increase in net assets from capital share transactions           5,488,403            4,035,141
                                                           ----------------     ----------------
Total Increase in Net Assets for period                          5,142,674            4,273,184
Net Assets: Beginning of period                                 11,977,632            7,704,448
                                                           ----------------     ----------------
Net Assets: End of period                                     $ 17,120,306         $ 11,977,632
                                                           ================     ================
Accumulated undistributed (distributions in excess of)
  Net Investment Income at End of Period                      $       (174)        $        542
                                                           ================     ================

See Notes to Financial Statements.

Sentinel New York Tax-Free Income Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

------------------------------------------------------------------------------------------------------------------------------------
                                                                Six Months                                           Eight Months
                                                             Ended 5/31/99     Year Ended   Year Ended   Year Ended         Ended
                                                               (Unaudited)       11/30/98     11/30/97     11/30/96    1/30/95(A)
                                                             --------------    ----------   ----------   ----------  ------------
Net asset value at beginning of period                             $ 12.19        $ 11.88       $11.72       $11.72        $11.19
                                                             --------------    ----------   ----------   ----------  ------------

Income from Investment Operations
Net investment income                                                 0.29           0.62         0.60         0.53          0.36
Net realized and unrealized gain (loss) on investments               (0.24)          0.34         0.25            -          0.53
                                                             --------------    ----------   ----------   ----------  ------------
Total from investment operations                                      0.05           0.96         0.85         0.53          0.89
                                                             --------------    ----------   ----------   ----------  ------------

Less Distributions
Dividends from net investment income                                  0.29           0.62         0.60         0.53          0.36
Distributions from realized gains on investments                         -           0.03         0.09            -             -
                                                             --------------    ----------   ----------   ----------  ------------
Total Distributions                                                   0.29           0.65         0.69         0.53          0.36
                                                             --------------    ----------   ----------   ----------  ------------
Net asset value at end of period                                   $ 11.95        $ 12.19       $11.88       $11.72        $11.72
                                                             ==============    ==========   ===========  ==========  ============
Total Return (%) *                                                     0.4++          8.3          7.7          4.8           8.1++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                          -              -         0.30         1.04          1.22+
Ratio of expenses to average net assets before
   expense reductions (%) **                                          0.95+          1.01         1.09         1.10          1.29+
Ratio of net investment income to average net assets (%)              4.85+          5.17         5.31         4.65          4.60+
Ratio of net investment income to average net assets before
   voluntary expense reimbursements (%)                               3.92+          4.19         4.57         4.65          4.60+
Portfolio turnover rate (%)                                              1              6           21           48            32
Net assets at end of period (000 omitted)                          $17,120        $11,978       $7,704       $5,749        $5,332


(A)  Commenced operations March 27, 1995.
  +  Annualized
 ++  Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earning credits as described in Note (2) and (1) H


See Notes to Financial Statements.
68

                         Notes to Financial Statements

(1) Significant Accounting Policies:

Sentinel Group Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Company consists of twelve separate series - Sentinel Small Company Fund, Sentinel Mid Cap Growth Fund (formerly Sentinel Growth Fund), Sentinel World Fund, Sentinel Common Stock Fund, Sentinel Balanced Fund, Sentinel High Yield Bond Fund, Sentinel Bond Fund, Sentinel Tax-Free Income Fund, Sentinel New York Tax-Free Income Fund (a non-diversified series), Sentinel Government Securities Fund, Sentinel Short Maturity Government Fund and Sentinel U.S. Treasury Money Market Fund, each individually referred to as a Fund. All Funds offer one class of shares now referred to as Class A shares. In addition, Sentinel Small Company, Sentinel Mid Cap Growth (commenced operations January 12,1998), Sentinel World, Sentinel Common Stock, Sentinel Balanced, Sentinel High Yield Bond, Sentinel Bond and Sentinel U.S. Treasury Money Market Funds have a second class of shares called Class B shares. A third class of shares called Class C shares were effective for Sentinel Common Stock, Sentinel Balanced, Sentinel High Yield Bond and Sentinel World on May 4, 1998. On August 21, 1998 the board of directors approved Class D shares on the Sentinel Balanced Fund which commenced operations on January 4, 1999. The following is a summary of significant accounting policies followed by the Company.

A. Security Valuation: Equity securities which are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price on the principal exchange on which they are traded on the date of determination. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed income securities are valued on the basis of valuations provided by independent pricing services. Short-term securities maturing in 60 days or less are stated at cost plus accrued interest earned which approximates market value. Portfolio securities of the Sentinel U.S. Treasury Money Market Fund are valued at amortized cost, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

B. Securities Transactions and Related Investment Income: Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. Cost is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income. The Sentinel Tax-Free Income Fund, the Sentinel New York Tax-Free Income Fund and the Sentinel Short Maturity Government Fund amortize premium. Sentinel New York Tax-Free Income Fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in the State of New York.

C. Dividends and Distributions: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities and foreign currency transactions. Reclassifications were made to reflect these differences as of May 31, 1999 as follows:

                                                        Increase (decrease) in
                                                       accumulated undistributed
                                    Accumulated         net realized gain (loss)
                                 undistributed net    on investments and foreign
            Fund                 investment income       currency transactions
------------------------------  -------------------   --------------------------
World ........................       ($26,780)                $ 26,780
Balanced .....................         (5,986)                   5,986
Bond .........................         (5,549)                   5,549
Government Sec ...............         (7,809)                   7,809
Short Maturity Gov't .........        (42,752)                  42,752

D. Dollar Rolls: Sentinel Balanced, Sentinel Bond, Sentinel Government Securities and Sentinel Short Maturity Government Funds enter into dollar rolls in which the Funds sell securities for delivery in the current month, and simultaneously contract to repurchase similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Funds forgo principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is taken into income. The Funds maintain segregated accounts, the dollar value of which is equal to its obligations, in respect of dollar rolls.

E. Federal Income Taxes: Each Fund intends to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies. The Company intends to distribute all of its taxable income to its shareholders, relieving each Fund of any federal excise tax or income tax liability.

F. Foreign Currency Translations: The books and records of the Sentinel World Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates on the following basis:

(1) market value of investment securities, assets and liabilities at the closing daily rate of exchange; and

(2) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

The Sentinel World Fund does not isolate that portion of gains and losses on investments in securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities. However, pursuant to United States federal income tax regulations, gains and losses from certain foreign currency transactions are treated as ordinary income for federal income tax purposes.

G. Repurchase Agreements: Each Fund may enter into repurchase agreements as a means of making short-term investments, of seven days or less, and in aggregate amounts of not more than 25% of the net assets of a Fund. Each Fund, through its custodian, takes possession of the securities collateralizing repurchase agreements. All repurchase agreements entered into by the Funds provide that the market value of the collateral underlying the repurchase agreement at the time of purchase, and each subsequent business day, will always be at least equal to 102% of the repurchase agreement amount including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

H. Other: Direct expenses of a Fund are charged to that Fund while common expenses of the Company are allocated proportionately based upon the Funds' respective average net assets or number of shareholder accounts.

Allocation of expenses not allocated to a specific Class of each Fund are allocated on the basis of daily net assets or number of shareholder accounts, each on a pro rata basis, of each Class.

Investment income, gains and losses (realized and unrealized) are allocated pro rata according to daily net assets of each Class of each Fund.

Earnings credits are received from the custodian and dividend paying agent on cash balances and are reflected in the statement of operations as an expense offset.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(2) Management Advisory Fee and Other Transactions with Affiliates:

Pursuant to the Investment Advisory Agreement (the "Agreement"), Sentinel Advisors, Co. ("SAC"), a Vermont general partnership whose general partners are Sentinel Advisors, Inc., an indirect wholly-owned subsidiary of National Life Insurance Company ("National Life"), ProvidentMutual Management Co., Inc., an affiliate of Provident Mutual Life Insurance Company of Philadelphia ("Provident Mutual"), HTK of Delaware, Inc. ("HTK"), an affiliate of The Penn Mutual Life Insurance Company ("Penn Mutual") and Sentinel Management Company ("SMC"), a Vermont general partnership whose general partners are affiliates of National Life, Provident Mutual and Penn Mutual, provides general supervision of the Funds' investments as well as certain administrative and related services. As compensation in full for services rendered under its Agreement, the Funds pay SAC a monthly fee determined as follows: (1) With respect to Sentinel Small Company, Sentinel Mid Cap Growth, Sentinel World and Sentinel Balanced Funds:
0.70% per annum on the first $200 million of aggregate average daily net assets of such Funds; 0.65% per annum on the next $100 million of such assets; 0.60% per annum on the next $100 million of such assets; and 0.55% per annum on such assets in excess of $400 million. (2) With respect to Sentinel Common Stock
Fund: 0.55% per annum
on the average daily net assets of the Fund. (3) With respect to Sentinel High Yield Bond Fund: 0.75% per annum on the first $100 million of average daily net assets; 0.70% per annum on the next $100 million of such assets; 0.65% per annum on the next $100 million of such assets; and 0.60% per annum on such assets in excess of $300 million.(4) With respect to Sentinel Bond, Sentinel Tax-Free Income, Sentinel New York Tax-Free Income, Sentinel Government Securities and Sentinel Short Maturity Government Funds: 0.55% per annum on the first $200 million of aggregate average daily net assets of such Funds; 0.50% per annum on the next $200 million of such assets; and 0.45% per annum on such assets in excess of $400 million. (5) With respect to Sentinel U.S. Treasury Money Market
Fund: 0.40% per annum on the first $300 million of average daily net assets; and 0.35% per annum on such assets in excess of $300 million.

With respect to Sentinel World Fund, SAC has entered into a sub-advisory agreement with INVESCO Capital Management, Inc. ("INVESCO"). Pursuant to such agreement, INVESCO provides SAC with a continuous investment program consistent with Sentinel World Fund's investment objectives and policies. The sub-advisory agreement provides for a fee to be paid by SAC to INVESCO of the greater of (a) a monthly fee equal to 0.375% per annum of the average daily net assets of Sentinel World Fund up to $500 million and 0.30% per annum of such average net assets in excess of $500 million, or (b) $20,000 per annum.

With respect to Sentinel High Yield Bond Fund, SAC has entered into a sub-advisory agreement with Keystone Investment Management Company ("Keystone"). Pursuant to such agreement, Keystone provides SAC with a continuous investment program consistent with Sentinel High Yield Bond Fundis investment objectives and policies. The sub-advisory agreement provides for a fee from SAC to Keystone equal to one half of the fee paid by Sentinel High Yield Bond Fund to SAC, provided that the fee paid by SAC to Keystone will always be at least 0.35% per annum of the average daily net assets.

All Funds (except Sentinel U.S. Treasury Money Market Fund) have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. These distribution plans are herein referred to as the "A Plans." The Sentinel New York Tax-Free Income Fund became subject to the A Plan upon its inception on March 27, 1995 and Sentinel High Yield Bond Fund became subject to it on its inception on June 23, 1997. On March 24, 1995 the Sentinel Short Maturity Government Fund adopted a supplemental distribution plan pursuant to Rule 12b-1 applicable only to it. On March 29, 1996 each of the Funds with Class B shares (except Sentinel U.S. Treasury Money Market Fund) adopted a Class B distribution plan referred to as the "B Plans." The Sentinel High Yield Bond Fund became subject to the B Plan on June 23, 1997. On May 4, 1998 each of the Funds with Class C shares adopted a Class C distribution plan referred to as the "C Plans." On January 4, 1999 the Sentinel Balanced Fund Class D adopted a distribution plan referred to as the "D Plan." None of the fees paid by the other Funds pursuant to the Plans will be used to reimburse Sentinel Financial Services Company ("SFSC"), a Vermont general partnership whose general partners are National Life Investment Management Company, Inc., a wholly-owned subsidiary of National Life, ProvidentMutual Financial Services, Inc., an affiliate of Provident Mutual, HTK and SMC, the principal underwriter ("Distributor") of the Company's shares, for expenses incurred in connection with the distribution of the Sentinel U.S. Treasury Money Market Fund shares.

Under the A Plans, each participating Fund pays to the Distributor a monthly fee at the maximum annual rate of (a) 0.30% of average daily net assets relating to A shares outstanding in the case of the Sentinel Small Company, Sentinel Growth, Sentinel World, Sentinel Common Stock and Sentinel Balanced Funds, (b) 0.20% of average daily net assets relating to A shares outstanding in the case of the Sentinel High Yield Bond, Sentinel Bond, Sentinel Tax-Free Income, Sentinel New York Tax-Free Income and Sentinel Government Securities Funds or (c) 0.35% of average daily net assets relating to A shares outstanding in the case of the Sentinel Short Maturity Government Fund. Such fees will be used to reimburse the Distributor for expenses incurred in connection with distribution and promotion of the shares of each participating Fund, including salaries and expenses of the Distributor's wholesale sales force, home office management and marketing personnel, expenses incurred by the Distributor for the occupancy of its office space in Montpelier, Vermont, expenses incurred by the Distributor with respect to equipment and supplies, expenses incurred for the preparation, printing and distribution of sales literature used in connection with the offering of such shares to the public, expenses incurred in advertising, promotion and selling shares of such Fund to the public, expenses incurred for the preparation, printing and distribution of the Prospectus and Statement of Additional Information, any supplement thereto used in connection with the offering of such Fund's shares to the public, or any reports and other communications for the distribution to existing shareholders, and service fees (deferred commissions) paid to securities dealers who have executed a selling agreement with the Distributor.

Under the Plan applicable to the Class B shares, the Class B shares of each of the Common Stock, Balanced, Growth, Small Company, World, High Yield and Bond Funds will pay to the Distributor a monthly fee at an annual rate of up to a total of 1.00% of average daily net assets, of which up to 0.25% shall be for service fees to broker-dealers, and the remaining 0.75% shall be for the recovery of the initial sales commissions paid by the Distributor at the time of sales of Class B shares, together with the cost of financing such payments, and for the other types of distribution, sales and marketing expenditures detailed in the preceding paragraph for the Plans applicable to the Class A shares. The High Yield Fund Class B shares are not assessed a distribution fee in respect of the seed money shares owned by National Life, which will result in an overall Rule 12b-1 fee to the Class B shares of the High Yield Fund of less than 1.00% for so long as National Life maintains its investment.

Under the Plan applicable to the Class C shares, the Class C shares of each of the Common Stock, Balanced, World and High Yield Funds will pay to the Distributor a monthly fee at an annual rate of up to a total of 1.00% of average daily net assets. In the first year after the purchase this fee will be applied to recover the initial sales commission of 1.00% paid by the Distributor to the selling dealer. In subsequent years, the entire 1.00% will be paid to the selling dealer as additional commission and/or service fees.

Under the Plan Applicable to Balanced Fund Class D shares, these shares pay to the Distributor a monthly fee at an annual rate of up to a total of 0.75% of average daily net assets.

These asset-based fees, excepting the service fee component, are subject to aggregate limits imposed by the National Association of Securities Dealers, Inc.

The Distributor will not be reimbursed for any unreimbursed eligible expenses from any other Fund, or in any future year from any of the Plans.

SFSC also receives a sales charge added to the net asset value received by the Company on the sale of its Class A shares. This compensation is not an expense of the Company and does not affect its operating results. SFSC has advised the Company that it received sales charges aggregating $1,918,696 for the six months ended May 31, 1999. The Company is advised that the total distribution charges retained by SFSC on the sale of shares amounted to $79,742 after allowances of $884,114 to Equity Services, Inc., an affiliate of National Life, $157,495 to 1717 Capital Management Company, an affiliate of Provident Mutual, $309,380 to Hornor, Townsend & Kent, Inc. and $167,514 to Janney Montgomery Scott, Inc. ("JMS"), affiliates of Penn Mutual, and $320,451 to other investment dealers. During this same period, SFSC received $8,845 in contingent deferred sales charges from certain redemptions of Class A shares and $368,733 in contingent deferred sales charges from redemptions of Class B shares, $8,771 in contingent deferred sales charges from redemptions of Class C shares and $12 in contingent deferred sales charges from redemptions of Class D shares.

During the period the Company transacted purchases and sales of portfolio securities through, among others, JMS for which it received $35,292 in brokerage commissions. In addition JMS acted as dealer on certain purchases of shares of the Company for which it received dealer's concessions noted above.

Each director who is not an employee of the adviser or an affiliated company is paid an annual fee of $16,000 plus $1,500 for each meeting of the Board of Directors attended. Such directors are reimbursed for travel and other out-of-pocket expenses incurred in attending such meetings.

Pursuant to the Fund Services Agreement with Sentinel Administrative Service Company ("SASC"), a Vermont general partnership whose general partners are Sentinel Administrative Service Corporation, an indirect wholly-owned subsidiary of National Life, SIGMA American Corp., an affiliate of Provident Mutual, HTK and SMC, the Company receives fund accounting and financial administrative services, transfer agent services and investor services, all of which are coordinated with other services which the Company has contracted for with outside providers. Total fees for the six months ended May 31, 1999 were $1,769,511.

SAC has voluntarily agreed to refund its fee to the extent necessary to prevent the overall aggregate expense ratio of the Funds' Class A shares and Sentinel Pennsylvania Tax-Free Trust (excluding the Sentinel World Fund) from exceeding 1.30% of average daily net assets in any fiscal year. The aggregate expense ratio of the Funds' Class B shares (excluding the Sentinel World Fund) would also be reduced proportionately. The Funds and Sentinel Pennsylvania Tax-

Free Trust make up the Sentinel Family of Funds. Although SAC has no present intention to do so, this arrangement may be terminated at any time. Expenses for the six months ended May 31, 1999 did not exceed 1.30% of its average daily net assets.

For the period December 1, 1997 through March 29, 1998 SASC has agreed to reimburse the Sentinel Short Maturity Government Fund Class A for all operating expenses in excess of an annual rate of 1.00% of the Fund's average daily expenses. With respect to Class A shares of Sentinel New York Tax-Free Income Fund, SASC has agreed to reimburse the Fund for all its operating expenses effective March 31, 1997.

For the period March 30, 1998 through March 30, 1999 Sentinel Advisors voluntarily agreed to reimburse the following Funds for advisory fees or other expenses necessary to limit these Fund's overall expense ratios.

     Bond Fund Class A shares 0.68%

     Government Securities Fund Class A shares 0.87%

     Short Maturity Government Fund Class A shares 0.75%

     Tax-Free Income Fund Class A shares 0.72%

Effective March 31, 1999 Sentinel Advisors has voluntarily agreed to reimburse the following Funds for advisory fees or other expenses necessary to limit these Fund's overall expense ratios, after expense offset, (i.e. net of certain credits against Fund expenses) to the amounts shown below:

     Bond Fund Class A shares 0.76%

     Government Securities Fund Class A shares 0.83%

     Short Maturity Government Fund Class A shares 0.77%

     Tax-Free Income Fund Class A shares 0.73%

In case of the Bond Fund, the reimbursement of advisory fees will also benefit the Class B shares of the Bond Fund, which will experience the same reduced effective advisory fee rate as the Class A shares.

For the six months ended May 31, 1999 the total amount reimbursable to Sentinel Bond Fund Class A was $97,879, Sentinel Bond Fund Class B $20,205, Sentinel Government Securities Fund Class A $41,538, Sentinel Short Maturity Government Fund Class A $130,365, Sentinel Tax-Free Income Fund Class A $83,101 and Sentinel New York Tax-Free Income Fund Class A $71,000.

Although SASC has no present intention to do so, these arrangements may be changed or terminated at any time after November 30, 1999.

(3) Investment Transactions:

Purchases and sales of investment securities (excluding short-term obligations) for the six months ended May 31, 1999 were as follows:

                                       Purchases of                      Sales of
                                        other than     Purchases of     other than
                                           U.S.            U.S.            U.S.        Sales of U.S.
                                        government      government      government      government
                                        direct and      direct and      direct and      direct and
                                          agency          agency          agency          agency
        Fund                           obligations     obligations     obligations     obligations
-----------------------------------    ------------    ------------    ------------    ------------
Common Stock ......................    $140,389,940               -    $222,880,248               -
Balanced ..........................      63,389,480    $161,939,452      77,369,368    $139,259,780
Mid Cap Growth ....................      71,045,288               -      70,333,386               -
Small Company .....................      18,364,342               -      28,382,769               -
World .............................      17,443,592               -      17,818,792               -
High Yield Bond ...................      58,141,756      11,245,488      47,803,998      11,116,957
Bond ..............................      49,087,930      82,555,437      60,189,782      68,986,166
Government ........................               -     135,106,469               -     136,234,975
Short Maturity Gov't ..............               -     101,939,810               -      95,653,045
Tax-Free ..........................      17,323,805               -      10,306,077               -
N.Y. Tax-Free .....................       5,440,194               -         105,000               -

(The Sentinel U.S. Treasury Money Market Fund invests only in short-term obligations.)

For Federal income tax purposes, the Company has capital loss carryforwards at November 30, 1998 as follows:

$2,140,898, $538,825 and $1,051,666 (expiring in 2001, 2002 and 2004, respectively) for a total of $3,731,389 for the Sentinel Bond Fund, $2,952,502 (expiring in 2004) for the Sentinel Government Securities Fund,$1,490,419 (expiring in 2006) for the Sentinel High Yield Bond Fund, $1,283,934 (expiring in 2006) for the Sentinel World Fund and $278,001, $619,379, $142,166, $83,225
and $166,838 (expiring in 2000, 2001, 2002, 2004 and 2005, respectively) for a total of $1,289,609 for the Sentinel Short Maturity Government Fund. During the year ended November 30, 1998 the Sentinel Bond Fund, Sentinel Short Maturity Fund and the Sentinel Government Securities Fund utilized $626,804, $50,516 and $2,954,401 of capital loss carryforwards, respectively. It is unlikely that a capital gains distribution will be paid to shareholders of these Funds until net gains have been realized in excess of such capital loss carryforwards or the carryforwards expire.

(4) Fund Shares:

At May 31, 1999, 2 billion shares of one cent par value were authorized. There are 1.36 billion shares allocated to the various Funds as Class A shares , 260 million shares allocated to the various Funds as Class B shares, 40 million shares allocated to the various Funds as Class C shares and 20 million shares allocated to Sentinel Balanced Fund Class D shares. Proceeds from sales and payments for redemptions on Fund shares as shown in the statement of changes in net assets are represented by the following number of shares:

                                                                                                                            Net
                                                                     Shares issued in                                    increase
                                                                      reinvestment of                                   (decrease)
                                                                       dividends and             Shares                 in shares
        Fund                                     Shares sold           distributions           reacquired              outstanding
        ----                                     -----------           -------------           ----------              -----------
Six Months Ended 5/31/99
Common Stock - A ......................           1,332,153              2,874,714              2,610,241              1,596,626
Common Stock - B ......................             489,887                266,581                224,244                532,224
Common Stock - C ......................             277,829                 10,274                240,870                 47,233
Balanced - A ..........................             809,748              1,326,052              1,504,049                631,751
Balanced - B ..........................             479,932                192,013                198,605                473,340
Balanced - C ..........................              79,309                  7,834                  3,329                 83,814
Balanced - D * ........................              32,473                    141                  2,017                 30,597
Mid Cap Growth - A ....................             898,566                455,992                874,081                480,477
Mid Cap Growth - B ....................             198,537                 19,933                 18,822                199,648
Small Company - A .....................           1,644,706              2,130,978              2,951,806                823,878
Small Company - B .....................             359,711                273,202                285,683                347,230
World - A .............................           1,298,518                 42,682              1,557,152               (215,952)
World - B .............................             122,996                  1,060                 81,395                 42,661
World - C .............................             696,232                      -                679,341                 16,891
High Yield Bond - A ...................             554,617                 94,429                419,280                229,766
High Yield Bond - B ...................             887,146                104,657                362,899                628,904
High Yield Bond - C ...................             103,265                  8,012                 52,772                 58,505
Bond - A ..............................           1,002,539                285,949              1,646,996               (358,508)
Bond - B ..............................             833,402                 55,039                282,237                606,204
Government ............................             867,085                167,112              1,151,532               (117,335)
Short Maturity Gov't ..................           2,471,225                184,023              1,886,056                769,192
U.S. Treasury - A .....................         143,737,134              1,389,738            143,357,562              1,769,310
U.S. Treasury - B .....................           4,217,303                 75,425              4,298,318                 (5,590)
Tax-Free ..............................           1,549,575                174,239              1,134,067                589,747
N.Y. Tax-Free .........................             561,697                 23,961                135,025                450,633

Year Ended 11/30/98
Common Stock - A ......................           2,319,503              3,707,242              4,126,688              1,900,057
Common Stock - B ......................           1,247,141                220,053                300,254              1,166,940
Common Stock - C *** ..................             128,386                     40                  8,149                120,277
Balanced - A ..........................           1,761,700              1,281,894              2,754,031                289,563
Balanced - B ..........................           1,008,603                109,017                180,545                937,075
Balanced - C *** ......................              72,665                    312                    111                 72,866
Growth - A ............................           1,107,943              1,695,268                827,751              1,975,460
Growth - B** ..........................             284,897                      -                 20,350                264,547
Small Company - A .....................           1,816,196              2,341,987              3,171,812                986,371
Small Company - B .....................             959,051                178,297                181,707                955,641
World - A .............................           1,261,819                229,155              1,153,057                337,917
World - B .............................             481,379                 23,804                 85,449                419,734
World - C *** .........................             154,395                      -                 98,307                 56,088
High Yield Bond - A ...................           2,403,640                147,508                425,396              2,125,752
High Yield Bond - B ...................           2,737,683                135,496                385,851              2,487,328
High Yield Bond - C *** ...............             197,536                  4,462                  1,523                200,475
Bond - A ..............................           2,428,801                592,479              2,808,497                212,783
Bond - B ..............................           1,553,747                 61,897                319,531              1,296,113
Government ............................           1,206,526                336,396              1,743,268               (200,346)
Short Maturity Gov't ..................           6,037,319                270,309              3,978,257              2,329,371
U.S. Treasury - A .....................         195,386,431              3,219,677            186,402,562             12,203,546
U.S. Treasury - B .....................           8,254,397                161,984              7,427,663                988,718
Tax-Free ..............................             805,481                281,459              1,096,968                (10,028)
N.Y. Tax-Free .........................             387,759                 37,877                 91,615                334,021

  *  For the period January 4, 1999 to May 31, 1999.
 **  For the period January 12, 1998 to November 30, 1998.
***  For the period May 4, 1998 to November 30, 1998.

(5) Post Retirement Benefits:

The Company provides certain health care and life insurance benefits to its retirees. At May 31, 1999 the projected obligation for such benefits had been accrued.

Sentinel Pennsylvania Tax-Free Trust
Investment in Securities
at May 31, 1999 (Unaudited)
-----------------------------------------------------------
                              Principal Amount   Value
                                (M=$1,000)       (Note 1)
-----------------------------------------------------------
Bonds 98.1%
Pennsylvania  91.9%
Allegheny County G/O
 5.15%, 10/01/11 (FGIC)         1,000M           $1,019,480
Allegheny County Hospital
 6.00%, 10/01/03 (FGIC)         1,000M            1,077,460
Allegheny County
 Institution G/O
 7.30%, 04/01/09 (MBIA)         1,000M            1,024,300
Armstrong County
 Hospital Auth.
 6.25%, 06/01/13 (AMBAC)        1,200M            1,285,512
Beaver County Industrial
 Dev. Auth.
 7.75%, 09/01/24                  500M              513,585
Bensalem Township
 School Dist.
 5.875%, 07/15/16 (FGIC)        1,150M            1,235,905
Berks County G/O
 7.25%, 11/15/20 (FGIC)         1,000M            1,072,300
Butler PA Area School District
 4.75%, 10/01/22 (FGIC)         1,000M              930,580
Delaware Valley PA Regional
 Fin. Auth.
 5.5%, 08/01/28 AMBAC)          1,000M            1,047,790
Erie PA Higher Education
 Building Auth.
 5.75%, 03/15/20 (ACA)          1,500M            1,563,915
Grove City PA Hospital Auth.
 5.25%, 07/01/12 (ACA)          1,500M            1,534,725
Hazelton PA Area
 School District
 0.00%, 03/01/25 (FGIC)         1,255M              314,377
Jim Thorpe PA Area
 School District
 5.30%, 03/15/16 (MBIA)         1,500M            1,548,870
Lehigh County Industrial
 Dev. Auth.
 6.15%, 08/01/29 (MBIA)         1,000M            1,078,330
Montgomery County Higher
 Educ. & Health
 8.30%, 06/01/10                  500M              534,040
Northhampton County G/O
 5.125%, 08/15/17               1,000M            1,001,100
PA State Turnpike Commn.
 Oil Tax Rev.
 4.75%, 12/01/27 (AMBAC)          500M              462,560
Parkland PA School District
 5.375%, 09/01/15 (FGIC)        1,000M            1,046,980
Pennsylvania Higher
 Educ. Facs.
 5.625%, 12/01/27 (MBIA)        1,000M            1,036,740
Pennsylvania Housing
 Finance Agency
 5.80%, 10/01/29                1,000M            1,028,070
Pennsylvania State G/O
 6.25%, 07/01/11                1,500M            1,690,185
Pennsylvania State
 Turnpike Commn.
 7.20%, 12/01/17 (FGIC)         1,000M            1,099,910
Pennsylvania Trafford
 School Dist.
 5.90%, 05/01/11 (MBIA)         1,000M            1,079,290
Philadelphia Regional
 Port. Auth.
 7.125%, 08/01/10 (MBIA)          250M              260,353
 7.15%, 08/01/20 (MBIA)           250M              260,423
Philadelphia Water & Waste
 6.25%, 08/01/11 (MBIA)         1,000M            1,134,310
 6.25%, 08/01/12 (MBIA)           500M              568,520
Pittsburgh PA Water &
 Sewer System Rev.
 6.50%, 09/01/13 (FGIC)         1,000M            1,168,200
Scranton Lackawanna
 Health & Welfare
 6.20%, 07/01/17                1,000M            1,012,640
Southeast Delco School
 District
 0.00%, 02/01/10 (MBIA)         1,000M              599,330
Westmoreland County
 Municipal Auth.
 0.00%, 08/15/18 (FGIC)           500M              184,170
York County Solid Waste
 5.50%, 12/01/14 (FGIC)         1,000M            1,064,610
                                                -----------
                                                 30,478,560
                                                -----------
Puerto Rico 6.2%
Puerto Rico Commonwealth
 Hwy. & Transportation
 5.50%, 07/01/36                1,000M            1,041,710
Puerto Rico G/O
 5.375%, 07/01/25               1,000M            1,010,720
                                                -----------
                                                  2,052,430
                                                -----------
Total Investments
 (Cost $31,210,663)*                             32,530,990

Excess of Other Assets
 Over Liabilities 1.9%                              647,140
                                                -----------
Net Assets                                      $33,178,130
                                                ===========

-----------------------------------------------------------
 *   Also cost for federal income tax purposes.
     At May 31, 1999, net unrealized appreciation for federal income tax purposes aggregated $1,320,327 of which $1,439,511 related to appreciated securities and $119,184 related to depreciated securities.

The following abbreviations are used in the portfolio descriptions:

(ACA) - ACA Financial Guaranty Corp.
(AMBAC) - Guaranteed by American Municipal Bond Association Corp.
(FGIC) - Guaranteed by Financial Guaranty Insurance Co.
(MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp.
G/O - General Obligation Bond

                                              See Notes to Financial Statements.

Sentinel Pennsylvania Tax-Free Trust
Statement of Assets and Liabilities
at May 31, 1999 (Unaudited)
---------------------------------------------------------------

Assets
Investments at value                                $32,530,990
Cash and cash equivalents                                84,167
Receivable for securities sold                        1,001,170
Receivable for fund shares sold                           1,056
Receivable for interest                                 560,645
Receivable from fund administrator                      102,236
                                                   ------------
   Total Assets                                      34,280,264
                                                   ------------

Liabilities
Payable for securities purchased                      1,054,877
Payable for fund shares repurchased                       1,016
Accrued expenses                                         10,484
Management fee payable                                   15,561
Distribution fee payable                                 10,113
Fund service fee payable                                 10,083
                                                   ------------
   Total Liabilities                                  1,102,134
                                                   ------------
Net Assets Applicable to Outstanding Shares         $33,178,130
                                                   ============
Net Asset Value and Offering Price Per Share
$33,178,130/2,575,170 shares outstanding            $     12.88
Sales Charge -- 4.00% of Offering Price                    0.54
                                                   ------------
Maximum Offering Price Per Share                    $     13.42
                                                   ============

Net Assets Represent
No par value shares of benefical interest;
 authorized - unlimited shares
Paid-in-capital                                     $31,808,503
Accumulated undistributed net investment income             644
Accumulated undistributed net realized gain
 on investments                                          48,656
Unrealized appreciation of investments                1,320,327
                                                   ------------
Net Assets                                          $33,178,130
                                                   ============
Investments at Cost                                 $31,210,663
                                                   ============

Sentinel Pennsylvania Tax-Free Trust
Statement of Operations
For the Six Months Ended May 31, 1999 (Unaudited)
---------------------------------------------------------------

Investment Income
Income:
Interest                                              $ 911,424
                                                     ----------
Expenses:
Management advisory fee                                  93,189
Transfer agent and custodian                             27,693
Distribution expense                                     33,888
Accounting services                                      42,000
Auditing fees                                             2,000
Legal fees                                                1,250
Reports and notices to shareholders                       1,200
Registration and filing fees                              4,650
Directors' fees and expenses                             16,104
Other                                                       819
                                                     ----------
    Total Expenses                                      222,793
    Expense Reimbursement                              (102,236)
    Expense Offset                                       (2,493)
                                                     ----------
    Net Expenses                                        118,064
                                                     ----------
Net Investment Income                                   793,360
                                                     ----------

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on sales of investments                48,589
Net change in unrealized appreciation (depreciation)   (809,346)
                                                     ----------
Net Realized and Unrealized Loss on Investments        (760,757)
                                                     ----------
Net Increase in Net Assets from Operations            $  32,603
                                                     ==========

See Notes to Financial Statements.
76

Sentinel Pennsylvania Tax-Free Trust
Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                      Six Months           Year
                                                           Ended          Ended
                                                         5/31/99       11/30/98
                                                      (Unaudited)
                                                     ------------   ------------
Increase in Net Assets from Operations
Net investment income                                $   793,360    $ 1,614,164
Net realized gain on sales of investments                 48,589        757,062
Net change in unrealized appreciation (depreciation)    (809,346)       (88,964)
                                                     ------------   ------------
Net increase in net assets from operations                32,603      2,282,262
                                                     ------------   ------------

Distributions to Shareholders
From net investment income                              (793,363)    (1,613,860)
From realized gain on sale of investments               (757,025)      (324,168)
                                                     ------------   ------------
Total distributions to shareholders                   (1,550,388)    (1,938,028)
                                                     ------------   ------------

From Capital Share Transactions
Net proceeds from sales of shares                      1,032,693      2,130,748
Net asset value of shares in reinvestment
    of dividends and distributions                     1,151,038      1,341,058
                                                     ------------   ------------
                                                       2,183,731      3,471,806
Less: Payments for shares reacquired                  (2,207,928)    (3,939,578)
                                                     ------------   ------------
Decrease in net assets from capital share
transactions                                             (24,197)      (467,772)
                                                     ------------   ------------
Total Decrease  in Net Assets for period              (1,541,982)      (123,538)
Net Assets: Beginning of period                       34,720,112     34,843,650
                                                     ------------   ------------
Net Assets: End of period                            $33,178,130    $34,720,112
                                                     ============   ============

Undistributed Net Investment Income
   at End of Period                                  $       644    $       648
                                                     ============   ============

See Notes to Financial Statements.

Sentinel Pennsylvania Tax-Free Trust
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------

                                                                 Six Months
                                                              Ended 5/31/99    Year Ended   Year Ended   Year Ended    Year Ended
                                                                 (Unaudited)     11/30/98     11/30/97     11/30/96      11/30/95
                                                              --------------   ----------   ----------   -----------   ----------
Net asset value at beginning of period                             $  13.48      $  13.34     $  13.29     $  13.40      $  12.29
                                                              --------------   ----------   ----------   -----------   ----------

Income from Investment Operations
Net investment income                                                  0.31          0.63         0.64         0.66          0.66
Net realized and unrealized gain (loss) on investments                (0.31)         0.26         0.13        (0.03)         1.11
                                                              --------------   ----------   ----------   -----------   ----------
Total from investment operations                                         --          0.89         0.77         0.63          1.77
                                                              --------------   ----------   ----------   -----------   ----------

Less Distributions
Dividends from net investment income                                   0.31          0.63         0.64         0.66          0.66
Distributions from realized gains on investments                       0.29          0.12         0.08         0.08            --
                                                              --------------   ----------   ----------   -----------   ----------
Total Distributions                                                    0.60          0.75         0.72         0.74          0.66
                                                              --------------   ----------   ----------   -----------   ----------
Net asset value at end of period                                   $  12.88      $  13.48     $  13.34     $  13.29      $  13.40
                                                              ==============   ==========   ==========   ===========   ==========
Total Return (%) *                                                      0.0 ++        6.9          6.1          5.0          14.8

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                        0.70 +        0.77         0.85         0.75          0.97
Ratio of expenses to average net assets before
   expense reductions (%) **                                           1.32 +        1.31         1.34         1.37          1.36
Ratio of net investment income to average net assets (%)               4.67 +        4.65         4.86         5.07          5.14
Ratio of net investment income to average net assets before
   voluntary expense reimbursements (%)                                4.06 +        4.14         4.41         4.48          4.78
Portfolio turnover rate (%)                                              17            50           28           56            80
Net assets at end of period (000 omitted)                          $ 33,178      $ 34,720     $ 34,844     $ 35,545      $ 34,975

                                                             Year Ended
                                                               11/30/94
                                                             -----------
Net asset value at beginning of period                         $  13.57
                                                             -----------

Income from Investment Operations
Net investment income                                              0.64
Net realized and unrealized gain (loss) on investments            (1.28)
                                                             -----------
Total from investment operations                                  (0.64)
                                                             -----------

Less Distributions
Dividends from net investment income                               0.64
Distributions from realized gains on investments                    --
                                                             -----------
Total Distributions                                                0.64
                                                             -----------
Net asset value at end of period                               $  12.29
                                                             ===========
Total Return (%) *                                                 (4.9)

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                    1.30
Ratio of expenses to average net assets before
   expense reductions (%) **                                       1.30
Ratio of net investment income to average net assets (%)           4.84
Ratio of net investment income to average net assets before
   voluntary expense reimbursements (%)                            4.84
Portfolio turnover rate (%)                                          56
Net assets at end of period (000 omitted)                      $ 31,172


 +   Annualized
++   Not annualized
 * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
** Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earnings credits as described in Notes (5) and (1) D.


See Notes to Financial Statements.
78

                         Notes to Financial Statements

(1) Significant Accounting Policies:

Sentinel Pennsylvania Tax-Free Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The following is a summary of significant accounting policies followed by the Trust.

A. Security Valuation: Investments in securities are valued on the basis of valuations provided by an independent pricing organization. The independent pricing organization values the investments, taking into consideration characteristics of the securities, values of similar securities that trade on a regular basis, and other relevant market data. Short-term tax-free notes are stated at cost, which approximates market value.

B. Securities Transactions and Related Investment Income: Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis and premiums are amortized. Cost of investments sold is determined on the basis of identified cost for both financial reporting and income tax purposes. The Trust invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in the State of Pennsylvania.

C. Federal Income Taxes: It is the Trust's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies. The Trust intends to distribute all of its taxable income to its shareholders; therefore, no federal excise tax or income tax provision is required.

D. Other: Earnings credits are received from the custodian and dividend paying agent on cash balances and are reflected in the statement of operations as an expense offset.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(2) Distributions:

Realized gains from securities transactions, if any, will be distributed to shareholders prior to the end of each calendar year. At November 30, 1998 the Trust did not have any capital loss carryforwards for federal income tax purposes.

Dividends from net investment income are declared and paid monthly and recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations.

(3) Trust Shares:

Transactions in Trust shares were as follows:
                                                  Six Months         Year
                                                    Ended            Ended
                                                   5/31/99         11/30/98
                                                  ---------        ---------
Shares sold......................................   78,650          158,799
Shares issued to stockholders in reinvestment
of dividends and distributions...................   87,894          100,222
                                                  ---------        ---------
                                                   166,544          259,021
Shares redeemed.................................. (167,888)        (293,605)
                                                  ---------        ---------
Net decrease.....................................   (1,344)         (34,584)
                                                  =========        =========


(4) Investment Transactions:

Purchases and sales of securities other than short-term securities aggregated $5,752,660 and $6,273,460, respectively, during the six months ended May 31, 1999.

(5) Management Advisory Fee and Other Transactions with Affiliates:

Pursuant to the Investment Advisory Agreement (the "Agreement"), Sentinel Advisors, Co. ("SAC"), a Vermont general partnership whose general partners are Sentinel Advisors, Inc., an indirect wholly-owned subsidiary of National Life Insurance Company ("National Life"), ProvidentMutual Management Co., Inc., an affiliate of Provident Mutual Life Insurance Company of Philadelphia ("Provident Mutual"), HTK of Delaware, Inc. ("HTK"), an affiliate of The Penn Mutual Life Insurance Company ("Penn Mutual") and Sentinel Management Company ("SMC"), a Vermont general partnership whose general partners are affiliates of National Life, Provident Mutual and Penn Mutual, provides general supervision of the Trust's investments as well as certain administrative and related services. As compensation in full for services rendered under its Agreement, the Trust pays SAC a monthly fee determined as follows: 0.55% per annum on the first $50 million of average daily net assets; 0.50% per annum on the next $50 million of such assets; and 0.45% per annum on such assets in excess of $100 million.

Sentinel Financial Services Company ("SFSC"), a Vermont general partnership whose general partners are National Life Investment Management Company, Inc., a wholly-owned subsidiary of National Life, ProvidentMutual Financial

Services, Inc., an affiliate of Provident Mutual, HTK and SMC, is the principal underwriter ("Distributor") of the Trust's shares. SFSC receives a sales charge added to the net asset value received by the Trust on the sale of its shares. This compensation is not an expense of the Trust and does not affect its operating results. SFSC has advised the Trust that it received sales charges aggregating $34,142 for the six months ended May 31, 1999. The Trust is advised that the total distribution charges retained by SFSC on the sale of shares amounted to $256 after allowances of $1,165 to Equity Services, Inc., an affiliate of National Life, $6,410 to 1717 Capital Management Company, an affiliate of Provident Mutual, $6,872 to Hornor, Townsend & Kent, Inc. and $4,006 to Janney Montgomery Scott, Inc., affiliates of Penn Mutual, and $15,433 to other investment dealers.

Each trustee who is not an employee of the adviser or an affiliated company is paid an annual fee of $2,500 plus $200 for each meeting of the Board of Trustees attended. Such trustees are reimbursed for travel and other out-of-pocket expenses incurred in attending such meetings.

Pursuant to the Fund Services Agreement with Sentinel Administrative Service Company ("SASC"), a Vermont general partnership whose general partners are Sentinel Administrative Service Corporation, an indirect wholly-owned subsidiary of National Life, SIGMA American Corp., an affiliate of Provident Mutual, HTK and SMC, the Trust receives trust accounting and financial administrative services, transfer agent services and investor services, all of which are coordinated with other services which the Trust has contracted for with outside providers. Total fees for the six months ended May 31, 1999 were $60,500.

SAC has voluntarily agreed to refund its fee to the extent necessary to prevent the overall aggregate expense ratio of the Trust and the Class A shares of Sentinel Group Funds, Inc. (excluding the Sentinel World Fund) from exceeding 1.30% of average daily net assets in any fiscal year. Sentinel Group Funds, Inc. is a series fund with twelve portfolios and together with the Trust make up the Sentinel Family of Funds. Although SAC has no present intention to do so, this arrangement may be terminated at any time. Expenses for the six months ended May 31, 1999 did not exceed 1.30% of its average daily net assets.

Effective March 27, 1995 thru May 14, 1995, SASC agreed to reimburse the Trust for expenses in excess of an annual rate of 1.00% of the Trust's average daily net assets. Effective May 15, 1995 thru March 30, 1997, SASC agreed to reimburse the Trust for expenses in excess of an annual rate of 0.75% of the Trust's average daily net assets. Effective March 31, 1997, SASC has agreed to reimburse the Trust for expenses in excess of an annual rate of 0.90% of the Trust's average daily net assets. Effective March 30, 1998, SASC has agreed to reimburse the Trust for expenses in excess of an annual rate of 0.70% of the Trust's average daily net assets. Effective March 31, 1999, SASC has agreed to reimburse the Trust for expenses in excess of an annual rate of 0.69% of the Trust's average daily net assets. For the six months ended May 31, 1999 the total amount reimbursable was $102,236. This arrangement may be terminated at any time after November 30, 1999.

(6) Distribution Expenses:

On March 1, 1993, the Trust adopted a new distribution plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan the Trust pays to the Distributor a monthly fee at the maximum annual rate of 0.20% of average daily net assets. Such fees will be used to reimburse the Distributor for expenses incurred in connection with distribution and promotion of the shares of the Trust, including salaries and expenses of the Distributor's wholesale sales force, home office management and marketing personnel, expenses incurred by the Distributor for the occupancy of its office space in Montpelier, Vermont, expenses incurred by the Distributor with respect to equipment and supplies, expenses incurred for the preparation, printing and distribution of sales literature used in connection with the offering of such shares to the public, expenses incurred in advertising, promotion and selling shares of such Trust to the public, expenses incurred for the preparation, printing and distribution of the Prospectus and Statement of Additional Information, any supplement thereto used in connection with the offering of such Trust's shares to the public, or any reports and other communications for the distribution to existing shareholders, and service fees (deferred commissions) paid to securities dealers who have executed a selling agreement with the Distributor. The Distributor is not reimbursed for any unreimbursed prior years expenses.

Privileges, Plans and Services for Shareholders

Open Account - Unless another distribution option is elected, an Open Account is automatically established for each new investor. In an Open Account, all income dividends and any capital gains distributions are reinvested in additional shares at net asset value and without charge.

Other Distribution Options - Upon written notice to Sentinel Administrative Service Company, you may elect one of the following options:

1. Receive dividends in cash and reinvest any capital gains distributions in additional shares of any of the Sentinel Funds, of the same class, at net asset value.

2.   Receive capital gains in cash and reinvest dividends.

3.   Receive both dividends and capital gains in cash.

4. Reinvest both dividends and capital gains in another Sentinel Fund, of the same class, at net asset value (excluding dividends earned on assets initially invested in Sentinel U.S. Treasury Money Market Fund).

5. Reinvest a percentage of dividends and/or capital gains and receive the remaining portion in cash.

Automatic Investment Plan - This service, provided without charge, enables you to make regular investments of $50 or more by means of an automatic bank account debiting service via the ACH (Automated Clearing House) network. Information and the application necessary to establish this plan are included in the prospectus. A separate folder and application are also available from Sentinel Administrative Service Company, or from your investment dealer.

Systematic Withdrawal Plan - This plan enables you to receive a check on a systematic basis, during any months of the year you specify, for a dollar amount that you specify. Note that this plan is available only to those who own, or are purchasing, at least $5,000 worth of shares of one or more of the Sentinel Funds, except Sentinel U.S. Treasury Money Market Fund, as determined by the current offering price. Payments may be made to you, your bank, or other payee as requested on the application. Under the Systematic Withdrawal Plan, all dividends and distributions are automatically reinvested at net asset value and payments are made from the proceeds of redeemed shares.

High Yield Bond, Bond, Tax-Free Income, New York Tax-Free Income, Government Securities, Short Maturity Government, U.S. Treasury Money Market and Pennsylvania Tax-Free Fund Check Writing Service - This special feature of the Class A shares of Sentinel High Yield Bond Fund, Sentinel Bond Fund, Sentinel Tax-Free Income Fund, Sentinel New York Tax-Free Income Fund, Sentinel Government Securities Fund, Sentinel Short Maturity Government Fund, Sentinel U.S. Treasury Money Market Fund and Sentinel Pennsylvania Tax-Free Trust enables you to draw checks (minimum amount $500 except for the U.S. Treasury Money Market Fund which is $250) on your account through Investors Fiduciary Trust Co. There is currently no fee for this service. Please note that this service is not available to IRA, 403(b) or other fiduciary accounts. Information and applications are available by contacting Sentinel Funds Investor Services at
(800) 282-FUND (3863).

Exchange Privilege - The Exchange Privilege is designed to add flexibility to your investment program by enabling you to exchange all or part of your shares in one Sentinel Fund for shares of the same class of another Fund in the family without payment of any additional sales charge. The exception to no additional sales charge is when shares are exchanged from the U.S. Treasury Money Market Fund to Class A shares of another Sentinel Fund, a sales charge will be imposed unless the assets in the U.S. Treasury Money Market Fund were in another Sentinel Fund and were previously subject to a sales charge. Shares being exchanged into another Fund must have a value of at least $1,000 (the minimum investment required to open a new account) unless you already have an account in that Fund. New assets must remain in an account for a minimum of 15 days before they can be exchanged to another fund (90 days in the case of funds initially invested in the Sentinel Short Maturity Government Fund or exchanged into such Fund from funds initially invested in the Sentinel U.S. Treasury Money Market
Fund). Account registrations must be identical. Exchanges may be made by calling toll-free, (800) 282-FUND (3863), or by writing Sentinel Funds, P. O. Box 1499, Montpelier, Vermont 05601-1499. Note that an exchange is a taxable transaction for federal income tax purposes.

Reinstatement Privilege - A shareholder who redeems all or part of an account may reinvest all or part of the redemption proceeds at the then current net asset value if a written request to the Fund is received or postmarked within one year after the date of the redemption. Sentinel Short Maturity Government Fund shareholders who have held their shares for 90 days or less, however, may only use this reinstatement privilege to reinvest in the Short Maturity Government Fund.

Telephone Redemption - Up to $1,000,000 in funds may be redeemed by telephone upon completion of the appropriate section of the Application, or subsequent submission of such, with proper signature guarantee. Under this service, proceeds may either be sent to the address of record or a pre-designated bank. A signature guarantee is required on any change in redemption instructions as well as a 30 day waiting period for changes to become effective. To redeem shares by telephone, you may call (800) 282-FUND (3863).

Tax-Deferred Retirement Plans -Shares of Sentinel Group Funds may be purchased by all types of tax-deferred retirement plans, including self-employed individuals and partnerships ("Keogh Plans"), Individual Retirement Accounts ("IRAs"), SIMPLE IRAs, Simplified Employee Pension Plans ("SEP-IRAs"), 403(b) Plans (deferred compensation arrangements for employees of public school systems and certain non-profit organizations), Section 457 Plans and other corporate pension and profit-sharing plans. Consult your tax advisor for details.

Please refer to the prospectus for complete details regarding these privileges, plans and services.

                        Directors/Trustees and Officers

Sentinel Group Funds, Inc. and
Sentinel Pennsylvania Tax-Free Trust


Patrick E. Welch
Chairman and Chief Executive Officer
Chairman and Chief Executive Officer,
National Life Insurance Company

Joseph M. Rob
Director/Trustee and President
Chief Executive Officer,
Sentinel Management Company

Richard J. Borda
Director/Trustee
Former Vice Chairman,
National Life Insurance Company

Dr. Kalman J. Cohen
Director/Trustee
Distinguished Bank Research
Professor Emeritus,
The Fuqua School of Business,
Duke University

John D. Feerick
Director/Trustee
Dean, Fordham University
School of Law

Richard I. Johannesen, Jr.
Director/Trustee
Former Vice President and Manager -
Bond Market Research Department,
Salomon Brothers, Inc.

Robert B. Mathias
Director/Trustee
Sports Consultant;
Former U.S. Congressman

Keniston P. Merrill
Director/Trustee
Former Chairman and
Chief Executive Officer,
Sentinel Advisors Company

Deborah G. Miller
Director/Trustee
Vice President
Digital Equipment Corporation

John Raisian
Director/Trustee
Director and Senior Fellow,
Hoover Institution,
Stanford University

Susan M. Sterne
Director/Trustee
President, Economic Analysis Associates, Inc.

Angela E. Vallot
Director/Trustee
Counsel, Texaco, Inc.

John M. Grab, Jr.
Vice President

Thomas P. Malone
Vice President and Treasurer

Scott G. Wheeler
Assistant Treasurer

D. Russell Morgan
Secretary


Investment Adviser
Sentinel Advisors Company

Principal Underwriter
Sentinel Financial Services Company

Counsel
Brown & Wood

Independent Accountants
PricewaterhouseCoopers LLP

Custodian and Dividend Paying Agent
Investors Fiduciary Trust Company

Transfer Agent, Shareholder Servicing Agent and Administrator
Sentinel Administrative Service Company

                                A Brief History
[LOGO APPEARS HERE]

The Sentinel Family of Funds is one of America's oldest fund families. Its largest member, Sentinel Group Funds, Inc., was originally incorporated as Group Securities, Inc. in the state of Delaware on December 3, 1933. Designed as a series type of investment company, its main objectives were to offer shareholders the benefits of "group security investing" along with the ability to invest in individual industries or industrial groups readily and conveniently, each in the form of a single stock.

Shares of 17 individual classes of stock were first offered to the public at $1.10 per share on January 12, 1934 - virtually at the bottom of the Great Depression.

Following several additions and deletions, 21 classes of stock were maintained for an extended period of time. Subsequent consolidations, mergers and name changes combined the classes of stock into what are today the two original remaining funds in Sentinel Group Funds, Inc., Sentinel Common Stock Fund and Sentinel Balanced Fund. Sentinel Growth Fund and Sentinel Bond Fund were organized by National Life Insurance Company in 1969 and merged into the Sentinel Group in 1978. Three more additions, Sentinel Government Securities Fund, Sentinel Tax-Free Income Fund and Sentinel High Yield Bond Fund (Class A and Class B shares) were introduced on September 2, 1986, October 1, 1990 and June 23, 1997, respectively.

In May, 1981, Sentinel Cash Management Fund, Inc. was organized as a no-load money market fund. The "Cash Fund" was also organized as a series fund, and was designed to operate independently of Sentinel Group Funds, Inc., while at the same time sharing the Group's management, distribution, transfer agent and other servicing and administrative arrangements.

On March 1, 1993, National Life Insurance Company and Provident Mutual Life Insurance Company of Philadelphia entered into a joint venture arrangement which resulted in the merging of the nine ProvidentMutual Funds into the Sentinel Family of Funds. With the merger, three new classes of stock were added to Sentinel Group Funds, Inc., and a fourth new member of the broader Sentinel Family of Funds was added. The three new members of Sentinel Group Funds, Inc. are Sentinel Small Company Fund, Sentinel World Fund and Sentinel U.S. Treasury Money Market Fund. The fourth new member of the Sentinel Family of Funds is Sentinel Pennsylvania Tax-Free Trust (the "Trust"). The Trust operates as a separate investment company with respect to Sentinel Group Funds, Inc., but shares management, distribution, fund accounting, transfer agent and other arrangements with the Sentinel Group.

Also on March 1, 1993, Sentinel Cash Management Fund, Inc. was merged into the Sentinel U.S. Treasury Money Market Fund.

On March 27, 1995, Penn Mutual Life Insurance Company joined National Life Insurance Company and Provident Mutual Life Insurance Company in their mutual fund operation. This resulted in the merging of seven funds of The Independence Capital Group of Funds into Sentinel Group Funds, Inc., and the creation of two new classes of stock - Sentinel New York Tax-Free Income Fund and Sentinel Short Maturity Government Fund.

Effective April 1, 1996, five Sentinel Funds offered two classes of shares:
Sentinel Small Company, Sentinel World, Sentinel Common Stock, Sentinel Balanced and Sentinel Bond funds. The new class is called "Class B shares" while the original class is called "Class A shares." Sentinel U.S. Treasury Money Market Fund also has Class B shares which are primarily available through exchanges from the other Class B shares. On January 12, 1998 Sentinel Mid Cap Growth (formerly Growth Fund) also offered Class B shares. Effective May 4, 1998 a third class of shares, Class C shares, was offered on Sentinel Common Stock, Sentinel Balanced, Sentinel World and Sentinel High Yield Bond funds. Also on January 4, 1999 a fourth class of shares, Class D shares, was offered on the Sentinel Balanced Fund.

The thirteen funds in the Sentinel Family of Funds, which includes the twelve funds in Sentinel Group Funds, Inc., and the Sentinel Pennsylvania Tax-Free Trust, now represent net assets of $3.1 billion which are managed on behalf of approximately 116,600 individual, corporate and institutional shareholders located across the country and around the world. Shares are distributed by registered representatives and independent broker/dealers through Sentinel Financial Services Company, an affiliate of the partnership between National Life, Provident Mutual and Penn Mutual. Sentinel Advisors Company and Sentinel Administrative Service Company, which are also affiliates of the partnership, provide respective investment management and shareholder services to the funds.

Sentinel Funds
Integrity Since 1934
[LOGO APPEARS HERE]

Sentinel Small Company Fund

Sentinel Mid Cap Growth Fund

Sentinel World Fund

Sentinel Common Stock Fund

Sentinel Balanced Fund

Sentinel Bond Fund

Sentinel Tax-Free Income Fund

Sentinel New York Tax-Free Income Fund

Sentinel Government Securities Fund

Sentinel Short Maturity Government Fund

Sentinel U.S. Treasury Money Market Fund

Sentinel Pennsylvania Tax-Free Trust

This brochure is authorized for distribution to prospective investors only when preceded or accompanied by an effective Prospectus.

Distributed by
Sentinel Financial Services Company
National Life Drive
Montpelier, Vermont 05604
(800) 233-4332

Member of
FORUM for INVESTOR ADVICE
Investment Professionals Helping Investors

Sentinel Funds
Integrity Since 1934
[LOGO APPEARS HERE]

Sentinel Small Company Fund

Sentinel Mid Cap Growth Fund

Sentinel World Fund

Sentinel Common Stock Fund

Sentinel Balanced Fund

Sentinel Bond Fund

Sentinel Tax-Free Income Fund

Sentinel New York Tax-Free Income Fund

Sentinel Government Securities Fund

Sentinel Short Maturity Government Fund

Sentinel U.S. Treasury Money Market Fund

Sentinel Pennsylvania Tax-Free Trust

This brochure is authorized for distribution to prospective investors only when preceded or accompanied by an effective Prospectus.

Distributed by                                                -----------------
Sentinel Financial Services Company                                Bulk Rate
National Life Drive                                              U.S. Postage
Montpelier, Vermont 05604                                            PAID
(800) 233-4332                                                    Hudson, MA
                                                                 Permit No. 19
Member of                                                     -----------------
FORUM for INVESTOR ADVICE
Investment Professionals Helping Investors